UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments — RS Partners Fund

September 30, 2009 (unaudited)		Shares	Value
Common Stocks — 85.3%
Asset Management & Custodian — 3.2%
Affiliated Managers Group, Inc.(1)		462,193	$30,047,167
SEI Investments Co.		1,130,183	22,242,001
			52,289,168
Auto Parts — 2.0%
BorgWarner, Inc.		1,073,286	32,477,634
			32,477,634
Banks: Diversified — 4.1%
Commerce Bancshares, Inc.		565,559	21,061,417
First Horizon National Corp.(1)		1,155,178	15,283,004
FirstMerit Corp.		901,058	17,147,134
Western Alliance Bancorp(1)		2,120,825	13,382,406
			66,873,961
Banks: Savings, Thrift & Mortgage Lending — 3.7%
First Niagara Financial Group, Inc.		1,798,903	22,180,474
Ocwen Financial Corp.(1)		3,442,762	38,972,066
			61,152,540
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(1)		3,322,124	52,589,223
			52,589,223
Coal — 0.9%
Peabody Energy Corp.		388,300	14,452,526
			14,452,526
Communications Technology — 2.9%
Comverse Technology, Inc.(1)		5,469,202	47,855,518
			47,855,518
Computer Services Software & Systems — 4.4%
ACI Worldwide, Inc.(1)(2)		3,585,767	54,252,655
Progress Software Corp.(1)		800,245	18,125,549
			72,378,204
Consumer Lending — 1.5%
MoneyGram International, Inc.(1)(2)		7,892,352	24,781,985
			24,781,985
Consumer Services: Miscellaneous — 1.9%
Coinstar, Inc.(1)		964,724	31,816,598
			31,816,598
Diversified Financial Services — 0.8%
Duff & Phelps Corp., Class A		691,584	13,250,750
			13,250,750
Education Services — 3.9%
Career Education Corp.(1)		1,945,966	47,442,651
Corinthian Colleges, Inc.(1)		939,400	17,435,264
			64,877,915
Entertainment — 2.6%
Lions Gate Entertainment Corp.(1)		4,499,706	27,718,189
Live Nation, Inc.(1)		1,817,998	14,889,404
			42,607,593
Financial Data & Systems — 7.9%
Broadridge Financial Solutions, Inc.		1,973,868	39,674,747
Euronet Worldwide, Inc.(1)		1,881,168	45,204,467
Jack Henry & Associates, Inc.		1,907,402	44,766,725
			129,645,939
Foods — 4.0%
NBTY, Inc.(1)		1,651,078	65,349,667
			65,349,667

	Foreign Currency
Health Care Management Services — 2.7%
Magellan Health Services, Inc.(1)		1,429,670	44,405,550
			44,405,550
Insurance: Life — 1.2%
Torchmark Corp.		468,156	20,332,015
			20,332,015
Insurance: Multi-Line — 3.5%
Assurant, Inc.		1,026,945	32,923,857
Genworth MI Canada, Inc.(1)(3)(5)	CAD	1,100,000	24,750,385
			57,674,242
Insurance: Property-Casualty — 6.7%
Alleghany Corp.(1)		45,898	11,889,877
Arch Capital Group Ltd.(1)		440,176	29,729,487
First American Corp.		1,122,016	36,319,658
XL Capital Ltd., Class A		1,840,565	32,136,265
			110,075,287
Machinery: Specialty — 1.0%
Bucyrus International, Inc.		476,808	16,983,901
			16,983,901
Medical & Dental Instruments & Supplies — 3.9%
Immucor, Inc.(1)		1,795,832	31,786,226
The Cooper Cos., Inc.		1,114,831	33,143,926
			64,930,152
Metal Fabricating — 1.8%
The Timken Co.		1,237,040	28,983,847
			28,983,847
Metals & Minerals: Diversified — 2.5%
Compass Minerals International, Inc.		673,735	41,515,551
			41,515,551
Oil Well Equipment & Services — 2.0%
Key Energy Services, Inc.(1)		3,822,887	33,259,117
			33,259,117
Oil: Crude Producers — 4.9%
Concho Resources, Inc.(1)		909,597	33,036,563
Denbury Resources, Inc.(1)		3,111,484	47,076,753
			80,113,316
Real Estate Investment Trusts — 1.9%
Chimera Investment Corp.		5,012,521	19,147,830
Redwood Trust, Inc.		780,684	12,100,602
			31,248,432
Semiconductors & Components — 1.3%
Atmel Corp.(1)		5,010,684	20,994,766
			20,994,766
Steel — 1.8%
Allegheny Technologies, Inc.		854,694	29,905,743
			29,905,743
Textiles Apparel & Shoes — 1.5%
Iconix Brand Group, Inc.(1)		2,007,569	25,034,385
			25,034,385
Utilities: Miscellaneous — 1.6%
Calpine Corp.(1)		2,268,296	26,130,770
			26,130,770
Total Common Stocks (Cost $1,217,143,852)			1,403,986,295

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Partners Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Depositary Securities — 4.6%
Asset Management & Custodian — 4.6%
AP Alternative Assets, L.P.(1)(3)(4)	4,831,903	$25,104,964
KKR Private Equity Investors, L.P.(1)(3)(4)	5,466,737	51,088,942
		76,193,906
Total Depositary Securities (Cost $178,910,237)		76,193,906

	Principal Amount
Repurchase Agreements — 9.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $162,171,045, due 10/1/2009(6)	$162,171,000	162,171,000
Total Repurchase Agreements (Cost $162,171,000)		162,171,000
Total Investments — 99.8% (Cost $1,558,225,089)		1,642,351,201
Other Assets, Net — 0.2%		3,166,806
Total Net Assets — 100.0%		$1,645,518,007

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $100,944,291, representing 6.1% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Restricted depositary units.

(5)	Fair valued security.

(6)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.500%	2/15/2018	$108,310,140
U.S. Treasury Note	3.875%	5/15/2018	26,547,500
U.S. Treasury Note	4.000%	8/15/2018	30,559,333

Foreign-Denominated Security

CAD — Canadian Dollar

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,379,235,910	$24,750,385		$—	$1,403,986,295
Depositary Securities	—	76,193,906	*	—	76,193,906
Repurchase Agreements	—	162,171,000		—	162,171,000
Total	$1,379,235,910	$263,115,291		$—	$1,642,351,201

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specific threshold. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund

September 30, 2009 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 90.4%
Aerospace — 1.9%
Rockwell Collins, Inc.		653,100	$33,177,480
			33,177,480
Asset Management & Custodian — 3.0%
Invesco Ltd.		1,220,991	27,789,755
State Street Corp.		460,143	24,203,522
			51,993,277
Banks: Diversified — 1.3%
Regions Financial Corp.		3,534,100	21,946,761
			21,946,761
Banks: Savings, Thrift & Mortgage Lending — 1.5%
People’s United Financial, Inc.		1,626,495	25,308,262
			25,308,262
Building Materials — 3.1%
Martin Marietta Materials, Inc.		584,460	53,811,232
			53,811,232
Cable Television Services — 2.7%
Liberty Global, Inc., Series C(1)		2,047,579	45,988,624
			45,988,624
Casinos & Gambling — 3.1%
Scientific Games Corp., Class A(1)		3,352,505	53,070,154
			53,070,154
Chemical: Diversified — 3.9%
Eastman Chemical Co.		480,875	25,746,048
Praxair, Inc.		493,761	40,335,336
			66,081,384
Coal — 1.9%
Peabody Energy Corp.		878,220	32,687,348
			32,687,348
Commercial Services — 1.4%
Copart, Inc.(1)		709,460	23,561,167
			23,561,167
Communications Technology — 3.6%
Comverse Technology, Inc.(1)		7,044,126	61,636,103
			61,636,103
Computer Services Software & Systems — 0.5%
Synopsys, Inc.(1)		390,059	8,745,123
			8,745,123
Consumer Services: Miscellaneous — 2.3%
eBay, Inc.(1)		1,634,338	38,586,720
			38,586,720
Copper — 0.7%
Antofagasta PLC	GBP	916,401	11,113,359
			11,113,359
Diversified Financial Services — 3.5%
Ameriprise Financial, Inc.		1,649,195	59,915,254
			59,915,254
Diversified Retail — 1.9%
Advance Auto Parts, Inc.		842,678	33,100,392
			33,100,392
Education Services — 4.0%
Career Education Corp.(1)		2,827,217	68,927,550
			68,927,550
Financial Data & Systems — 2.2%
Fidelity National Information Services, Inc.		1,448,788	36,958,582
			36,958,582
Insurance: Life — 5.5%
Aflac, Inc.		931,139	39,796,881
Principal Financial Group, Inc.		608,000	16,653,120
Prudential Financial, Inc.		749,000	37,382,590
			93,832,591
Insurance: Multi-Line — 5.8%
Aon Corp.		1,141,978	46,467,085
Assurant, Inc.		1,135,326	36,398,551
Genworth Financial, Inc., Class A		1,341,700	16,033,315
			98,898,951
Insurance: Property-Casualty — 6.1%
ACE Ltd.(1)		805,840	43,080,207
Fidelity National Financial, Inc., Class A		1,567,080	23,631,566
PartnerRe Ltd.		496,200	38,177,628
			104,889,401
Leisure Time — 1.1%
Interval Leisure Group, Inc.(1)		1,549,330	19,335,638
			19,335,638
Machinery: Engines — 2.6%
Cummins, Inc.		1,008,844	45,206,300
			45,206,300
Medical & Dental Instruments & Supplies — 2.9%
Covidien PLC		1,139,860	49,310,344
			49,310,344
Oil: Crude Producers — 6.5%
Canadian Natural Resources Ltd.		229,456	15,417,149
Southwestern Energy Co.(1)		1,055,000	45,027,400
Talisman Energy, Inc.	CAD	2,913,482	50,696,464
			111,141,013
Pharmaceuticals — 3.8%
Biovail Corp.		4,229,555	65,262,034
			65,262,034
Real Estate Investment Trusts — 1.7%
Alexandria Real Estate Equities, Inc.		529,539	28,780,445
			28,780,445
Scientific Instruments: Gauges & Meters — 3.9%
Agilent Technologies, Inc.(1)		2,380,468	66,248,424
			66,248,424
Semiconductors & Components — 2.2%
Atmel Corp.(1)		8,996,929	37,697,133
			37,697,133
Steel — 1.9%
Allegheny Technologies, Inc.		931,381	32,589,021
			32,589,021
Toys — 2.0%
Hasbro, Inc.		1,200,204	33,305,661
			33,305,661
Utilities: Miscellaneous — 1.9%
Calpine Corp.(1)		2,856,531	32,907,237
			32,907,237
Total Common Stocks (Cost $1,382,675,125)			1,546,012,965
Depositary Securities — 4.2%
Asset Management & Custodian — 4.2%
AP Alternative Assets, L.P.(1)(2)(3)		3,687,987	19,161,556

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Value Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
KKR Private Equity Investors, L.P.(1)(2)(3)	5,657,425	$52,871,001
		72,032,557
Total Depositary Securities (Cost $160,946,758)		72,032,557

	Principal Amount
Repurchase Agreements — 4.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $79,820,022, due 10/1/2009(4)	$79,820,000	79,820,000
Total Repurchase Agreements (Cost $79,820,000)		79,820,000
Total Investments — 99.3% (Cost $1,623,441,883)		1,697,865,522
Other Assets, Net — 0.7%		11,807,327
Total Net Assets — 100.0%		$1,709,672,849

(1)	Non-income producing security.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $72,032,557, representing 4.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Restricted depositary units.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.25%	5/31/2016	$25,032,256
U.S. Treasury Note	3.00%	9/30/2016	56,385,613

Foreign-Denominated Security

CAD — Canadian Dollar

GBP — Great British Pound

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$1,534,899,606	$11,113,359	*	$—	$1,546,012,965
Depositary Securities	—	72,032,557	*	—	72,032,557
Repurchase Agreements	—	79,820,000		—	79,820,000
Total	$1,534,899,606	$162,965,916		$—	$1,697,865,522

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specific threshold. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$1,173,349
Change in unrealized appreciation/(depreciation)	2,388,398
Net purchases/(sales)	(3,561,747)
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 97.2%
Asset Management & Custodian — 3.7%
Invesco Ltd.	705,206	$16,050,488
State Street Corp.	249,013	13,098,084
		29,148,572
Banks: Diversified — 2.1%
Bank of America Corp.	1,004,500	16,996,140
		16,996,140
Banks: Savings, Thrift & Mortgage Lending — 1.2%
People’s United Financial, Inc.	600,584	9,345,087
		9,345,087
Beverage: Soft Drinks — 1.5%
The Coca-Cola Co.	222,997	11,974,939
		11,974,939
Building Materials — 2.2%
Martin Marietta Materials, Inc.	190,851	17,571,652
		17,571,652
Cable Television Services — 2.7%
Liberty Global, Inc., Class A(1)	360,982	8,147,364
Liberty Global, Inc., Series C(1)	610,022	13,701,094
		21,848,458
Chemicals - Diversified — 2.2%
Praxair, Inc.	214,100	17,489,829
		17,489,829
Computer Services Software & Systems — 4.2%
Microsoft Corp.	630,304	16,318,570
Synopsys, Inc.(1)	769,002	17,241,025
		33,559,595
Consumer Services: Miscellaneous — 6.0%
eBay, Inc.(1)	1,156,375	27,302,014
Western Union Co.	1,101,546	20,841,250
		48,143,264
Diversified Financial Services — 5.5%
JPMorgan Chase & Co.	632,978	27,737,096
The Goldman Sachs Group, Inc.	86,110	15,874,378
		43,611,474
Diversified Manufacturing Operations — 1.1%
Danaher Corp.	123,700	8,327,484
		8,327,484
Diversified Materials & Processing — 2.7%
BHP Billiton Ltd., ADR	319,169	21,068,346
		21,068,346
Diversified Retail — 1.3%
Advance Auto Parts, Inc.	257,410	10,111,065
		10,111,065
Drug & Grocery Store Chains — 2.2%
CVS Caremark Corp.	487,725	17,431,292
		17,431,292
Education Services — 1.2%
Career Education Corp.(1)	400,114	9,754,779
		9,754,779
Fertilizers — 0.9%
Potash Corp. of Saskatchewan, Inc.	79,000	7,136,860
		7,136,860
Financial Data & Systems — 3.7%
Fidelity National Information Services, Inc.	1,161,060	29,618,641
		29,618,641
Foods — 1.5%
General Mills, Inc.	190,180	12,243,788
		12,243,788
Gold — 1.1%
Goldcorp, Inc.	225,237	9,092,818
		9,092,818
Insurance: Life — 5.9%
Aflac, Inc.	496,514	21,221,008
Principal Financial Group, Inc.	291,800	7,992,402
Prudential Financial, Inc.	362,600	18,097,366
		47,310,776
Insurance: Multi-Line — 3.4%
Aon Corp.	487,735	19,845,937
Genworth Financial, Inc., Class A	634,400	7,581,080
		27,427,017
Insurance: Property-Casualty — 4.4%
ACE Ltd.(1)	339,558	18,152,771
PartnerRe Ltd.	224,413	17,266,336
		35,419,107
Medical & Dental Instruments & Supplies — 3.1%
Covidien PLC	570,467	24,678,402
		24,678,402
Oil Well Equipment & Services — 2.5%
Schlumberger Ltd.	337,176	20,095,690
		20,095,690
Oil: Crude Producers — 11.2%
Canadian Natural Resources Ltd.	167,920	11,282,545
Occidental Petroleum Corp.	369,100	28,937,440
Southwestern Energy Co.(1)	362,097	15,454,300
Talisman Energy, Inc.	502,400	8,711,616
XTO Energy, Inc.	601,284	24,845,055
		89,230,956
Personal Care — 1.0%
The Clorox Co.	138,700	8,158,334
		8,158,334
Pharmaceuticals — 8.0%
Abbott Laboratories	171,900	8,503,893
Johnson & Johnson	284,205	17,305,242
Merck & Co., Inc.	389,104	12,307,360
Pfizer, Inc.	1,555,100	25,736,905
		63,853,400
Scientific Instruments: Electrical — 1.2%
Emerson Electric Co.	227,091	9,101,807
		9,101,807
Scientific Instruments: Gauges & Meters — 3.6%
Agilent Technologies, Inc.(1)	1,023,335	28,479,413
		28,479,413
Toys — 2.0%
Hasbro, Inc.	564,800	15,673,200
		15,673,200
Utilities - Electrical — 3.9%
FPL Group, Inc.	285,100	15,746,073
Public Service Enterprise Group, Inc.	497,200	15,631,968
		31,378,041
Total Common Stocks (Cost $637,447,290)		775,280,226

	Principal Amount
Repurchase Agreements — 3.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $29,950,008, due 10/1/2009(2)	$29,950,000	29,950,000
Total Repurchase Agreements (Cost $29,950,000)		29,950,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Large Cap Alpha Fund (continued)

Total Investments — 101.0% (Cost $667,397,290)	805,230,226
Other Liabilities, Net — (1.0)%	(7,656,624)
Total Net Assets — 100.0%	$797,573,602

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$30,554,034

ADR— American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$775,280,226	$—	$—	$775,280,226
Repurchase Agreements	—	29,950,000	—	29,950,000
Total	$775,280,226	$29,950,000	$—	$805,230,226

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 89.9%
Banks: Savings, Thrift & Mortgage Lending — 3.7%
Ocwen Financial Corp.(1)	45,100	$510,532
		510,532
Cable Television Services — 3.6%
Liberty Global, Inc., Series C(1)	22,532	506,069
		506,069
Casinos & Gambling — 4.9%
Scientific Games Corp., Class A(1)	43,581	689,887
		689,887
Chemical: Diversified — 3.0%
Praxair, Inc.	5,100	416,619
		416,619
Communications Technology — 4.7%
Comverse Technology, Inc.(1)	75,009	656,329
		656,329
Computer Services Software & Systems — 10.5%
ACI Worldwide, Inc.(1)	49,073	742,474
Microsoft Corp.	27,700	717,153
		1,459,627
Drug & Grocery Store Chains — 2.3%
CVS Caremark Corp.	9,100	325,234
		325,234
Education Services — 5.2%
Career Education Corp.(1)	29,989	731,132
		731,132
Financial Data & Systems — 1.1%
Fidelity National Information Services, Inc.	6,000	153,060
		153,060
Foods — 3.9%
NBTY, Inc.(1)	13,810	546,600
		546,600
Gold — 1.6%
Goldcorp, Inc.	5,381	217,231
		217,231
Insurance: Multi-Line — 4.6%
Aon Corp.	15,800	642,902
		642,902
Insurance: Property-Casualty — 3.8%
ACE Ltd.(1)	9,985	533,798
		533,798
Machinery: Engines — 0.5%
Cummins, Inc.	1,562	69,993
		69,993
Medical & Dental Instruments & Supplies — 3.2%
Covidien PLC	10,372	448,693
		448,693
Metals & Minerals: Diversified — 4.8%
Compass Minerals International, Inc.	10,775	663,956
		663,956
Oil: Crude Producers — 13.4%
Denbury Resources, Inc.(1)	34,623	523,846
Occidental Petroleum Corp.	9,200	721,280
Southwestern Energy Co.(1)	14,700	627,396
		1,872,522
Pharmaceuticals — 3.0%
Pfizer, Inc.	24,900	412,095

Scientific Instruments: Gauges & Meters — 3.6%
Agilent Technologies, Inc.(1)	18,039	502,025
		502,025
Steel — 2.2%
Allegheny Technologies, Inc.	8,759	306,477
		306,477
Textiles Apparel & Shoes — 1.8%
Iconix Brand Group, Inc.(1)	19,889	248,016
		248,016
Utilities: Miscellaneous — 4.5%
Calpine Corp.(1)	55,009	633,704
		633,704
Total Common Stocks (Cost $10,667,286)		12,546,501
Depositary Securities — 7.5%
Asset Management & Custodian — 7.5%
AP Alternative Assets, L.P.(1)(2)(3)	43,958	228,391
KKR Private Equity Investors, L.P.(1)(2)(3)	87,446	817,219
		1,045,610
Total Depositary Securities (Cost $2,686,606)		1,045,610

	Principal Amount
Repurchase Agreements — 2.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $337,000, due 10/1/2009(4)	$337,000	337,000
Total Repurchase Agreements (Cost $337,000)		337,000
Total Investments — 99.8% (Cost $13,690,892)		13,929,111
Other Assets, Net — 0.2%		21,841
Total Net Assets — 100.0%		$13,950,952

(1)	Non-income producing security.

(2)	Restricted depositary units.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $1,045,610, representing 7.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$344,690

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investors Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$12,546,501	$—		$—	$12,546,501
Depositary Securities	—	1,045,610	*	—	1,045,610
Repurchase Agreements	—	337,000		—	337,000
Total	$12,546,501	$1,382,610		$—	$13,929,111

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specific threshold. These investments in securities were classified as Level 2 rather than Level 1.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund

September 30, 2009 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 95.0%
Building Materials — 3.7%
Martin Marietta Materials, Inc.		412,621	$37,990,015
			37,990,015
Chemical: Diversified — 4.7%
Eastman Chemical Co.		306,695	16,420,450
Praxair, Inc.		392,655	32,075,987
			48,496,437
Chemicals: Speciality — 2.2%
Israel Chemicals Ltd.	ILS	1,990,306	22,863,840
			22,863,840
Coal — 3.3%
Peabody Energy Corp.		917,303	34,142,018
			34,142,018
Copper — 2.3%
Antofagasta PLC	GBP	1,935,192	23,468,420
			23,468,420
Diversified Materials & Processing — 7.9%
BHP Billiton Ltd., ADR		639,800	42,233,198
Vale S.A., ADR		1,727,800	39,964,014
			82,197,212
Fertilizers — 1.7%
Potash Corp. of Saskatchewan, Inc.		195,500	17,661,470
			17,661,470
Gas Pipeline — 3.1%
EQT Corp.		763,400	32,520,840
			32,520,840
Gold — 8.2%
Agnico-Eagle Mines Ltd.		282,300	19,154,055
Goldcorp, Inc.	CAD	1,092,380	43,852,326
Kinross Gold Corp.	CAD	995,098	21,683,684
			84,690,065
Insurance: Multi-Line — 1.9%
PICO Holdings, Inc.(1)		598,278	19,952,571
			19,952,571
Machinery: Specialty — 3.0%
Bucyrus International, Inc.		866,925	30,879,869
			30,879,869
Metals & Minerals: Diversified — 3.0%
Compass Minerals International, Inc.		511,631	31,526,702
			31,526,702
Oil Well Equipment & Services — 7.0%
Key Energy Services, Inc.(1)		2,460,094	21,402,818
Schlumberger Ltd.		476,650	28,408,340
Smith International, Inc.		771,885	22,153,099
			71,964,257
Oil: Crude Producers — 35.4%
Canadian Natural Resources Ltd.		481,606	32,359,107
Concho Resources, Inc.(1)		885,842	32,173,782
Denbury Resources, Inc.(1)		3,095,927	46,841,376
Occidental Petroleum Corp.		694,810	54,473,104
Oil Search Ltd.	AUD	4,866,336	27,549,593
Petrobank Energy & Resources Ltd.(1)	CAD	697,600	28,831,831
Southwestern Energy Co.(1)		1,088,659	46,463,966
Talisman Energy, Inc.	CAD	3,001,033	52,219,908
XTO Energy, Inc.		1,076,504	44,481,145
			365,393,812
Steel — 1.8%
Allegheny Technologies, Inc.		547,410	19,153,876
			19,153,876
Utilities: Gas Distributors — 2.3%
Questar Corp.		621,700	23,351,052
			23,351,052
Utilities: Miscellaneous — 3.5%
Calpine Corp.(1)		3,107,683	35,800,508
			35,800,508
Total Common Stocks (Cost $681,704,625)			982,052,964

	Principal Amount
Repurchase Agreements — 4.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $50,421,014, due 10/1/2009(2)	$50,421,000	50,421,000
Total Repurchase Agreements (Cost $50,421,000)		50,421,000
Total Investments — 99.9% (Cost $732,125,625)		1,032,473,964
Other Assets, Net — 0.1%		911,840
Total Net Assets — 100.0%		$1,033,385,804

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.00%	9/30/2016	$44,470,900
U.S. Treasury Note	3.50%	2/15/2018	6,961,478

Foreign-Denominated Security

AUD — Australian Dollar

CAD — Canadian Dollar

GBP — Great British Pound

ILS — Israeli Shekel

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Global Natural Resources Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2		Level 3	Total
Common Stocks	$908,171,111	$73,881,853	*	$—	$982,052,964
Repurchase Agreements	—	50,421,000		—	50,421,000
Total	$908,171,111	$124,302,853		$—	$1,032,473,964

*	Consists of certain foreign securities whose values were determined by a pricing service as a result of movement in the U.S. markets that exceeded a specific threshold. These investments in securities were classified as Level 2 rather than Level 1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of 12/31/08	$342,088
Change in unrealized appreciation/(depreciation)	696,334
Net purchases/(sales)	(1,038,422)
Net transfers in and/or out of Level 3	—
Balance as of 9/30/09	$—

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 94.5%
Advertising Agencies — 1.0%
MDC Partners, Inc., Class A(1)	448,700	$3,338,328
		3,338,328
Asset Management & Custodian — 1.3%
Affiliated Managers Group, Inc.(1)	67,650	4,397,926
		4,397,926
Auto Parts — 0.6%
Fuel Systems Solutions, Inc.(1)	55,480	1,996,725
		1,996,725
Banks: Diversified — 1.0%
PrivateBancorp, Inc.	134,980	3,301,611
		3,301,611
Beverage: Soft Drinks — 1.2%
Peet’s Coffee & Tea, Inc.(1)	141,360	3,990,593
		3,990,593
Biotechnology — 6.4%
Halozyme Therapeutics, Inc.(1)	418,521	2,975,685
Human Genome Sciences, Inc.(1)	183,400	3,451,588
Martek Biosciences Corp.(1)	90,270	2,039,199
Myriad Genetics, Inc.(1)	85,820	2,351,468
Nektar Therapeutics(1)	405,180	3,946,453
Pharmasset, Inc.(1)	80,440	1,700,502
Savient Pharmaceuticals, Inc.(1)	171,810	2,611,512
Seattle Genetics, Inc.(1)	194,170	2,724,205
		21,800,612
Casinos & Gambling — 2.2%
Scientific Games Corp., Class A(1)	140,070	2,217,308
WMS Industries, Inc.(1)	116,420	5,187,675
		7,404,983
Chemical: Diversified — 0.7%
FMC Corp.	41,770	2,349,563
		2,349,563
Commercial Services — 0.8%
ICF International, Inc.(1)	93,809	2,844,289
		2,844,289
Communications Technology — 1.7%
Ciena Corp.(1)	209,560	3,411,637
Riverbed Technology, Inc.(1)	111,010	2,437,779
		5,849,416
Computer Services Software & Systems — 17.3%
3PAR, Inc.(1)	368,590	4,065,548
Akamai Technologies, Inc.(1)	218,140	4,292,995
Compellent Technologies, Inc.(1)	123,942	2,237,153
comScore, Inc.(1)	205,439	3,699,956
Digital River, Inc.(1)	165,660	6,679,411
F5 Networks, Inc.(1)	131,910	5,227,593
GSI Commerce, Inc.(1)	354,081	6,837,304
Informatica Corp.(1)	216,210	4,882,022
Internet Brands, Inc., Class A(1)	255,599	2,039,680
LogMeIn, Inc.(1)	159,470	2,919,896
Omniture, Inc.(1)	303,639	6,510,020
PROS Holdings, Inc.(1)	381,352	3,210,984
Solarwinds, Inc.(1)	167,437	3,688,637
SXC Health Solutions Corp.(1)	50,230	2,350,262
		58,641,461
Computer Technology — 0.9%
Isilon Systems, Inc.(1)	7,640	46,604
Super Micro Computer, Inc.(1)	344,442	2,913,979
		2,960,583
Consumer Electronics — 0.8%
TiVo, Inc.(1)	262,310	2,717,532
		2,717,532
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	95,010	4,306,803
		4,306,803
Diversified Financial Services — 1.3%
Duff & Phelps Corp., Class A	87,930	1,684,739
FBR Capital Markets Corp.(1)	448,929	2,662,149
		4,346,888
Diversified Retail — 5.1%
Hot Topic, Inc.(1)	376,180	2,817,588
Lumber Liquidators, Inc.(1)	164,580	3,569,740
Netflix, Inc.(1)	112,700	5,203,359
Urban Outfitters, Inc.(1)	187,310	5,651,143
		17,241,830
Engineering & Contracting Services — 1.0%
Aecom Technology Corp.(1)	122,310	3,319,493
		3,319,493
Financial Data & Systems — 2.1%
CyberSource Corp.(1)	269,810	4,497,733
MSCI, Inc., Class A(1)	88,610	2,624,628
		7,122,361
Health Care: Miscellaneous — 1.6%
MedAssets, Inc.(1)	239,540	5,406,418
		5,406,418
Health Care Management Services — 0.9%
Catalyst Health Solutions, Inc.(1)	102,779	2,996,008
		2,996,008
Health Care Services — 3.7%
athenahealth, Inc.(1)	88,054	3,378,632
IPC The Hospitalist Co., Inc.(1)	71,092	2,235,843
Phase Forward, Inc.(1)	209,336	2,939,077
RehabCare Group, Inc.(1)	183,011	3,969,509
		12,523,061
Insurance: Property-Casualty — 1.3%
Tower Group, Inc.	177,701	4,334,127
		4,334,127
Leisure Time — 2.9%
Ctrip.com International Ltd., ADR(1)	102,160	6,005,987
Priceline.com, Inc.(1)	23,210	3,848,682
		9,854,669
Machinery: Industrial — 0.8%
Flow International Corp.(1)	1,091,822	2,827,819
		2,827,819
Machinery: Specialty — 1.2%
Bucyrus International, Inc.	111,890	3,985,522
		3,985,522
Medical & Dental Instruments & Supplies — 3.7%
Insulet Corp.(1)	293,040	3,290,839
Inverness Medical Innovations, Inc.(1)	90,180	3,492,671
NuVasive, Inc.(1)	53,980	2,254,205
Volcano Corp.(1)	210,930	3,547,843
		12,585,558
Metals & Minerals: Diversified — 0.5%
Globe Specialty Metals, Inc.(1)	189,710	1,711,184
		1,711,184
Oil Well Equipment & Services — 3.5%
Core Laboratories N.V.	40,449	4,169,887
Dril-Quip, Inc.(1)	97,470	4,838,411

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Superior Energy Services, Inc.(1)	131,480	$2,960,930
		11,969,228
Oil: Crude Producers — 2.0%
Comstock Resources, Inc.(1)	97,640	3,913,411
Concho Resources, Inc.(1)	82,450	2,994,584
		6,907,995
Pharmaceuticals — 3.7%
BioMarin Pharmaceutical, Inc.(1)	237,140	4,287,491
Mylan, Inc.(1)	178,410	2,856,344
United Therapeutics Corp.(1)	113,800	5,575,062
		12,718,897
Power Transmission Equipment — 1.6%
Advanced Energy Industries, Inc.(1)	161,170	2,295,061
Regal-Beloit Corp.	69,611	3,181,919
		5,476,980
Printing & Copying Services — 1.0%
VistaPrint NV(1)	70,770	3,591,577
		3,591,577
Restaurants — 2.7%
BJ’s Restaurants, Inc.(1)	209,030	3,133,360
P.F. Chang’s China Bistro, Inc.(1)	175,190	5,951,204
		9,084,564
Scientific Instruments: Control & Filter — 0.7%
IDEX Corp.	82,630	2,309,509
		2,309,509
Scientific Instruments: Electrical — 1.1%
GrafTech International Ltd.(1)	248,110	3,647,217
		3,647,217
Scientific Instruments: Gauges & Meters — 1.6%
Badger Meter, Inc.	87,630	3,390,405
Itron, Inc.(1)	30,800	1,975,512
		5,365,917
Semiconductors & Components — 4.8%
FormFactor, Inc.(1)	157,210	3,760,463
Monolithic Power Systems, Inc.(1)	84,930	1,991,609
Netlogic Microsystems, Inc.(1)	93,280	4,197,600
O2Micro International Ltd., ADR(1)	654,986	3,438,676
TriQuint Semiconductor, Inc.(1)	368,500	2,844,820
		16,233,168
Shipping — 0.8%
Genco Shipping & Trading Ltd.	127,370	2,646,749
		2,646,749
Steel — 0.9%
Steel Dynamics, Inc.	208,330	3,195,782
		3,195,782
Textiles Apparel & Shoes — 3.3%
Guess?, Inc.	180,900	6,700,536
Lululemon Athletica, Inc.(1)	195,160	4,439,890
		11,140,426
Truckers — 0.4%
Landstar System, Inc.	37,731	1,436,042
		1,436,042
Utilities: Telecommunications — 3.1%
Cbeyond, Inc.(1)	216,971	3,499,742
j2 Global Communications, Inc.(1)	178,602	4,109,632
Neutral Tandem, Inc.(1)	134,080	3,051,661
		10,661,035
Total Common Stocks (Cost $253,355,955)		320,540,449
Exchange-Traded Funds — 0.9%
Biotechnology — 0.9%
iShares Nasdaq Biotechnology Index Fund(1)	39,960	3,251,146
		3,251,146
Total Exchange-Traded Funds (Cost $2,957,255)		3,251,146

	Warrants
Warrants — 0.0%
Communications Technology — 0.0%
Lantronix, Inc.(1)(2)	14,718	122
		122
Total Warrants (Cost $0)		122

	Principal Amount
Repurchase Agreements — 3.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $11,467,003, due 10/1/2009(3)	$11,467,000	11,467,000
Total Repurchase Agreements (Cost $11,467,000)		11,467,000
Total Investments — 98.8% (Cost $267,780,210)		335,258,717
Other Assets, Net — 1.2%		3,913,309
Total Net Assets — 100.0%		$339,172,026

(1)	Non-income producing security.

(2)	Fair valued security.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.50%	2/15/2018	$11,699,790

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Growth Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$320,540,449	$—	$—	$320,540,449
Exchange-Traded Funds	3,251,146	—	—	3,251,146
Warrants	—	122	—	122
Repurchase Agreements	—	11,467,000	—	11,467,000
Total	$323,791,595	$11,467,122	$—	$335,258,717

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Smaller Company Growth Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 99.4%
Advertising Agencies — 1.2%
MDC Partners, Inc., Class A(1)	108,740	$809,026
		809,026
Asset Management & Custodian — 1.4%
Affiliated Managers Group, Inc.(1)	13,650	887,387
		887,387
Auto Parts — 0.6%
Fuel Systems Solutions, Inc.(1)	11,170	402,008
		402,008
Banks: Diversified — 1.0%
PrivateBancorp, Inc.	27,240	666,290
		666,290
Beverage: Soft Drinks — 1.3%
Peet’s Coffee & Tea, Inc.(1)	30,630	864,685
		864,685
Biotechnology — 6.8%
Halozyme Therapeutics, Inc.(1)	87,848	624,599
Human Genome Sciences, Inc.(1)	37,270	701,422
Martek Biosciences Corp.(1)	19,690	444,797
Myriad Genetics, Inc.(1)	17,880	489,912
Nektar Therapeutics(1)	89,500	871,730
Pharmasset, Inc.(1)	17,472	369,358
Savient Pharmaceuticals, Inc.(1)	25,330	385,016
Seattle Genetics, Inc.(1)	41,100	576,633
		4,463,467
Casinos & Gambling — 2.7%
Scientific Games Corp., Class A(1)	41,680	659,794
WMS Industries, Inc.(1)	24,550	1,093,948
		1,753,742
Chemical: Diversified — 0.7%
FMC Corp.	8,490	477,563
		477,563
Commercial Services — 1.0%
ICF International, Inc.(1)	21,932	664,978
		664,978
Communications Technology — 1.9%
Ciena Corp.(1)	43,760	712,413
Riverbed Technology, Inc.(1)	23,700	520,452
		1,232,865
Computer Services Software & Systems — 18.5%
3PAR, Inc.(1)	62,123	685,217
Akamai Technologies, Inc.(1)	47,400	932,832
Compellent Technologies, Inc.(1)	25,791	465,527
comScore, Inc.(1)	45,482	819,131
Digital River, Inc.(1)	25,870	1,043,078
F5 Networks, Inc.(1)	27,160	1,076,351
GSI Commerce, Inc.(1)	72,870	1,407,120
Informatica Corp.(1)	38,590	871,362
Internet Brands, Inc., Class A(1)	89,733	716,069
LogMeIn, Inc.(1)	33,060	605,329
Omniture, Inc.(1)	61,814	1,325,292
PROS Holdings, Inc.(1)	116,758	983,102
Solarwinds, Inc.(1)	35,290	777,439
SXC Health Solutions Corp.(1)	10,400	486,616
		12,194,465
Computer Technology — 1.0%
Isilon Systems, Inc.(1)	1,540	9,394
Super Micro Computer, Inc.(1)	74,671	631,717
		641,111
Consumer Electronics — 1.0%
TiVo, Inc.(1)	60,710	628,956
		628,956
Consumer Lending — 1.4%
Portfolio Recovery Associates, Inc.(1)	19,700	893,001
		893,001
Diversified Financial Services — 1.3%
Duff & Phelps Corp., Class A	17,870	342,389
FBR Capital Markets Corp.(1)	91,860	544,730
		887,119
Diversified Retail — 3.6%
Hot Topic, Inc.(1)	77,750	582,348
Lumber Liquidators, Inc.(1)	34,370	745,485
Netflix, Inc.(1)	23,320	1,076,684
		2,404,517
Engineering & Contracting Services — 1.0%
Aecom Technology Corp.(1)	25,030	679,314
		679,314
Financial Data & Systems — 2.2%
CyberSource Corp.(1)	56,448	940,988
MSCI, Inc., Class A(1)	18,086	535,707
		1,476,695
Health Care: Miscellaneous — 1.7%
MedAssets, Inc.(1)	50,390	1,137,302
		1,137,302
Health Care Management Services — 1.0%
Catalyst Health Solutions, Inc.(1)	22,749	663,133
		663,133
Health Care Services — 4.1%
athenahealth, Inc.(1)	18,400	706,008
IPC The Hospitalist Co., Inc.(1)	14,770	464,517
Phase Forward, Inc.(1)	49,850	699,894
RehabCare Group, Inc.(1)	38,300	830,727
		2,701,146
Insurance: Property-Casualty — 1.3%
Tower Group, Inc.	35,860	874,625
		874,625
Leisure Time — 3.1%
Ctrip.com International Ltd., ADR(1)	21,510	1,264,573
Priceline.com, Inc.(1)	4,840	802,569
		2,067,142
Machinery: Industrial — 1.6%
Flow International Corp.(1)	407,024	1,054,192
		1,054,192
Machinery: Specialty — 1.2%
Bucyrus International, Inc.	22,742	810,070
		810,070
Medical & Dental Instruments & Supplies — 3.0%
Inverness Medical Innovations, Inc.(1)	18,710	724,638
NuVasive, Inc.(1)	11,910	497,362
Volcano Corp.(1)	46,660	784,821
		2,006,821
Metals & Minerals: Diversified — 0.5%
Globe Specialty Metals, Inc.(1)	35,700	322,014
		322,014
Oil Well Equipment & Services — 5.1%
Core Laboratories N.V.	12,100	1,247,389
Dril-Quip, Inc.(1)	29,270	1,452,963
Superior Energy Services, Inc.(1)	29,000	653,080
		3,353,432

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Smaller Company Growth Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Oil: Crude Producers — 2.1%
Comstock Resources, Inc.(1)	18,590	$745,087
Concho Resources, Inc.(1)	17,940	651,581
		1,396,668
Pharmaceuticals — 4.2%
BioMarin Pharmaceutical, Inc.(1)	49,600	896,768
Mylan, Inc.(1)	39,890	638,639
United Therapeutics Corp.(1)	25,000	1,224,750
		2,760,157
Power Transmission Equipment — 1.7%
Advanced Energy Industries, Inc.(1)	33,260	473,622
Regal-Beloit Corp.	14,476	661,698
		1,135,320
Restaurants — 1.5%
BJ’s Restaurants, Inc.(1)	31,040	465,290
P.F. Chang’s China Bistro, Inc.(1)	14,920	506,832
		972,122
Scientific Instruments: Control & Filter — 0.8%
IDEX Corp.	17,950	501,703
		501,703
Scientific Instruments: Electrical — 1.1%
GrafTech International Ltd.(1)	51,220	752,934
		752,934
Scientific Instruments: Gauges & Meters — 1.7%
Badger Meter, Inc.	19,170	741,687
Itron, Inc.(1)	6,350	407,289
		1,148,976
Semiconductors & Components — 4.1%
FormFactor, Inc.(1)	34,500	825,240
Monolithic Power Systems, Inc.(1)	17,170	402,637
Netlogic Microsystems, Inc.(1)	19,590	881,550
TriQuint Semiconductor, Inc.(1)	76,500	590,580
		2,700,007
Shipping — 0.9%
Genco Shipping & Trading Ltd.	26,930	559,605
		559,605
Steel — 1.0%
Steel Dynamics, Inc.	44,190	677,875
		677,875
Textiles Apparel & Shoes — 5.1%
FGX International Holdings Ltd.(1)	69,110	964,084
Guess?, Inc.	40,370	1,495,305
Lululemon Athletica, Inc.(1)	41,180	936,845
		3,396,234
Truckers — 0.4%
Landstar System, Inc.	7,597	289,142
		289,142
Utilities: Telecommunications — 3.6%
Cbeyond, Inc.(1)	47,010	758,272
j2 Global Communications, Inc.(1)	41,620	957,676
Neutral Tandem, Inc.(1)	27,870	634,321
		2,350,269
Total Common Stocks (Cost $50,471,575)		65,658,078
Exchange-Traded Funds — 0.5%
Biotechnology — 0.5%
iShares Nasdaq Biotechnology Index Fund(1)	4,100	333,576
Total Exchange-Traded Funds (Cost $298,294)		333,576

	Principal Amount
Repurchase Agreements — 2.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $1,303,000, due 10/1/2009(2)	$1,303,000	1,303,000
Total Repurchase Agreements (Cost $1,303,000)		1,303,000
Total Investments — 101.9% (Cost $52,072,869)		67,294,654
Other Liabilities, Net — (1.9)%		(1,237,591)
Total Net Assets — 100.0%		$66,057,063

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$1,330,049

ADR— American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Smaller Company Growth Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$65,658,078	$—	$—	$65,658,078
Exchange-Traded Funds	333,576	—	—	333,576
Repurchase Agreements	—	1,303,000	—	1,303,000
Total	$65,991,654	$1,303,000	$—	$67,294,654

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.2%
Aerospace — 1.2%
TransDigm Group, Inc.(1)	14,660	$730,215
		730,215
Asset Management & Custodian — 2.1%
Affiliated Managers Group, Inc.(1)	19,810	1,287,848
		1,287,848
Banks: Diversified — 1.3%
PrivateBancorp, Inc.	33,810	826,993
		826,993
Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.(1)	26,140	1,164,276
Life Technologies Corp.(1)	19,070	887,708
Myriad Genetics, Inc.(1)	22,290	610,746
		2,662,730
Casinos & Gambling — 2.8%
Scientific Games Corp., Class A(1)	35,760	566,081
WMS Industries, Inc.(1)	26,510	1,181,285
		1,747,366
Chemical: Diversified — 1.0%
FMC Corp.	10,895	612,844
		612,844
Commercial Services — 1.7%
FTI Consulting, Inc.(1)	24,990	1,064,824
		1,064,824
Communications Technology — 0.7%
Riverbed Technology, Inc.(1)	20,080	440,957
		440,957
Computer Services Software & Systems — 11.2%
Akamai Technologies, Inc.(1)	67,030	1,319,150
Digital River, Inc.(1)	39,130	1,577,722
F5 Networks, Inc.(1)	38,260	1,516,244
McAfee, Inc.(1)	18,920	828,507
Solarwinds, Inc.(1)	33,790	744,394
VeriSign, Inc.(1)	39,550	936,939
		6,922,956
Consumer Electronics — 1.9%
NetEase.com, Inc., ADR(1)	26,250	1,199,100
		1,199,100
Consumer Lending — 1.4%
Portfolio Recovery Associates, Inc.(1)	18,920	857,644
		857,644
Diversified Retail — 7.4%
Netflix, Inc.(1)	23,770	1,097,461
Ross Stores, Inc.	33,810	1,615,103
Urban Outfitters, Inc.(1)	60,740	1,832,526
		4,545,090
Financial Data & Systems — 5.2%
Alliance Data Systems Corp.(1)	7,310	446,495
CyberSource Corp.(1)	80,995	1,350,187
Global Payments, Inc.	17,050	796,235
MSCI, Inc., Class A(1)	21,799	645,686
		3,238,603
Health Care Services — 1.4%
Phase Forward, Inc.(1)	62,474	877,135
		877,135
Hotel/Motel — 1.5%
Wynn Resorts Ltd.(1)	13,090	927,950
		927,950
Insurance: Property-Casualty — 2.0%
Tower Group, Inc.	50,040	1,220,475
		1,220,475
Leisure Time — 3.4%
Ctrip.com International Ltd., ADR(1)	20,570	1,209,310
Priceline.com, Inc.(1)	5,480	908,694
		2,118,004
Machinery: Specialty — 1.7%
Bucyrus International, Inc.	28,930	1,030,487
		1,030,487
Medical & Dental Instruments & Supplies — 2.3%
Inverness Medical Innovations, Inc.(1)	37,270	1,443,467
		1,443,467
Medical Equipment — 3.2%
IDEXX Laboratories, Inc.(1)	11,710	585,500
Illumina, Inc.(1)	16,799	713,957
Sirona Dental Systems, Inc.(1)	23,590	701,803
		2,001,260
Medical Services — 1.7%
Covance, Inc.(1)	19,110	1,034,806
		1,034,806
Oil Well Equipment & Services — 3.7%
Core Laboratories N.V.	11,230	1,157,700
Dril-Quip, Inc.(1)	22,870	1,135,267
		2,292,967
Oil: Crude Producers — 2.9%
Concho Resources, Inc.(1)	23,130	840,082
Range Resources Corp.	18,970	936,359
		1,776,441
Pharmaceuticals — 5.7%
BioMarin Pharmaceutical, Inc.(1)	53,390	965,291
Mylan, Inc.(1)	63,540	1,017,275
United Therapeutics Corp.(1)	31,060	1,521,630
		3,504,196
Printing And Copying Services — 1.6%
VistaPrint NV(1)	19,140	971,355
		971,355
Production Technology Equipment — 1.6%
Lam Research Corp.(1)	29,700	1,014,552
		1,014,552
Restaurants — 2.4%
P.F. Chang’s China Bistro, Inc.(1)	43,570	1,480,073
		1,480,073
Scientific Instruments: Control & Filter — 1.1%
IDEX Corp.	23,390	653,750
		653,750
Scientific Instruments: Electrical — 1.6%
GrafTech International Ltd.(1)	65,250	959,175
		959,175
Scientific Instruments: Gauges & Meters — 0.9%
Itron, Inc.(1)	8,920	572,129
		572,129
Securities Brokerage & Services — 1.5%
IntercontinentalExchange, Inc.(1)	9,720	944,687
		944,687
Semiconductors & Components — 3.1%
Intersil Corp., Class A	83,230	1,274,251
Silicon Laboratories, Inc.(1)	14,440	669,439
		1,943,690

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Select Growth Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Shipping — 1.0%
Genco Shipping & Trading Ltd.	29,040	$603,451
		603,451
Steel — 1.4%
Steel Dynamics, Inc.	56,950	873,613
		873,613
Textiles Apparel & Shoes — 4.2%
Guess?, Inc.	43,120	1,597,165
Lululemon Athletica, Inc.(1)	44,450	1,011,237
		2,608,402
Truckers — 1.6%
J.B. Hunt Transport Services, Inc.	19,800	636,174
Landstar System, Inc.	8,954	340,789
		976,963
Utilities: Telecommunications — 2.5%
j2 Global Communications, Inc.(1)	43,048	990,535
Neutral Tandem, Inc.(1)	24,470	556,937
		1,547,472
Total Common Stocks (Cost $46,807,652)		59,513,670

	Principal Amount
Repurchase Agreements — 3.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $2,382,001, due 10/1/2009(2)	$2,382,000	2,382,000
Total Repurchase Agreements (Cost $2,382,000)		2,382,000
Total Investments — 100.1% (Cost $49,189,652)		61,895,670
Other Liabilities, Net — (0.1)%		(41,252)
Total Net Assets — 100.0%		$61,854,418

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$2,432,241

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$59,513,670	$—	$—	$59,513,670
Repurchase Agreements	—	2,382,000	—	2,382,000
Total	$59,513,670	$2,382,000	$—	$61,895,670

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 94.1%
Aerospace — 1.2%
TransDigm Group, Inc.(1)	14,872	$740,774
		740,774
Asset Management & Custodian — 3.1%
Affiliated Managers Group, Inc.(1)	19,680	1,279,397
Invesco Ltd.	26,350	599,726
		1,879,123
Biotechnology — 1.8%
Life Technologies Corp.(1)	13,300	619,115
Myriad Genetics, Inc.(1)	18,700	512,380
		1,131,495
Chemical: Diversified — 2.6%
FMC Corp.	11,055	621,844
Praxair, Inc.	11,800	963,942
		1,585,786
Commercial Services — 1.6%
FTI Consulting, Inc.(1)	23,720	1,010,709
		1,010,709
Communications Technology — 3.1%
Brocade Communications Systems, Inc.(1)	157,550	1,238,343
Tellabs, Inc.(1)	92,080	637,194
		1,875,537
Computer Services Software & Systems — 10.6%
Akamai Technologies, Inc.(1)	80,100	1,576,368
F5 Networks, Inc.(1)	36,860	1,460,762
GSI Commerce, Inc.(1)	40,410	780,317
McAfee, Inc.(1)	26,100	1,142,919
Salesforce.com, Inc.(1)	12,420	707,070
VeriSign, Inc.(1)	35,020	829,624
		6,497,060
Computer Technology — 1.2%
NetApp, Inc.(1)	27,530	734,500
		734,500
Consumer Electronics — 2.0%
NetEase.com, Inc., ADR(1)	27,030	1,234,730
		1,234,730
Diversified Manufacturing Operations — 1.4%
Danaher Corp.	12,620	849,578
		849,578
Diversified Retail — 8.6%
Advance Auto Parts, Inc.	11,850	465,468
Netflix, Inc.(1)	21,370	986,653
Nordstrom, Inc.	17,230	526,204
Ross Stores, Inc.	34,790	1,661,918
Urban Outfitters, Inc.(1)	55,050	1,660,859
		5,301,102
Electronic Components — 1.1%
Amphenol Corp., Class A	17,600	663,168
		663,168
Electronic Entertainment — 2.6%
Activision Blizzard, Inc.(1)	126,940	1,572,787
		1,572,787
Energy Equipment — 1.0%
SunPower Corp., Class A(1)	19,810	592,121
		592,121
Engineering & Contracting Services — 1.2%
Aecom Technology Corp.(1)	27,000	732,780
		732,780
Financial Data & Systems — 2.9%
Global Payments, Inc.	18,370	857,879
MasterCard, Inc., Class A	4,675	945,051
		1,802,930
Hotel/Motel — 1.6%
Wynn Resorts Ltd.(1)	13,680	969,775
		969,775
Leisure Time — 1.4%
Priceline.com, Inc.(1)	5,370	890,453
		890,453
Machinery: Specialty — 1.7%
Bucyrus International, Inc.	29,360	1,045,803
		1,045,803
Medical & Dental Instruments & Supplies — 2.8%
Inverness Medical Innovations, Inc.(1)	26,680	1,033,317
St. Jude Medical, Inc.(1)	17,930	699,449
		1,732,766
Medical Equipment — 1.6%
IDEXX Laboratories, Inc.(1)	8,270	413,500
Sirona Dental Systems, Inc.(1)	19,710	586,373
		999,873
Medical Services — 2.2%
Covance, Inc.(1)	14,990	811,708
Quest Diagnostics, Inc.	10,420	543,820
		1,355,528
Metal Fabricating — 2.3%
Precision Castparts Corp.	5,690	579,641
Reliance Steel & Aluminum Co.	19,770	841,411
		1,421,052
Oil Well Equipment & Services — 3.7%
Cameron International Corp.(1)	25,440	962,141
Core Laboratories N.V.	12,910	1,330,892
		2,293,033
Oil: Crude Producers — 5.2%
Comstock Resources, Inc.(1)	18,380	736,671
Range Resources Corp.	20,370	1,005,463
Southwestern Energy Co.(1)	33,790	1,442,157
		3,184,291
Pharmaceuticals — 5.3%
Mead Johnson Nutrition Co., Class A	23,760	1,071,813
Mylan, Inc.(1)	46,280	740,943
United Therapeutics Corp.(1)	21,320	1,044,467
Vertex Pharmaceuticals, Inc.(1)	10,560	400,224
		3,257,447
Production Technology Equipment — 1.7%
Lam Research Corp.(1)	30,650	1,047,004
		1,047,004
Restaurants — 4.2%
Starbucks Corp.(1)	62,600	1,292,690
Yum! Brands, Inc.	38,030	1,283,893
		2,576,583
Scientific Instruments: Control & Filter — 2.2%
Flowserve Corp.	7,480	737,079
IDEX Corp.	21,810	609,590
		1,346,669
Scientific Instruments: Gauges & Meters — 0.9%
Itron, Inc.(1)	9,080	582,391
		582,391
Securities Brokerage & Services — 3.5%
CME Group, Inc.	3,320	1,023,191

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Mid Cap Growth Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
IntercontinentalExchange, Inc.(1)	11,540	$1,121,573
		2,144,764
Semiconductors & Components — 2.2%
Avago Technologies Ltd.(1)	43,870	748,861
Intersil Corp., Class A	41,110	629,394
		1,378,255
Steel — 1.5%
Steel Dynamics, Inc.	59,500	912,730
		912,730
Textiles Apparel & Shoes — 2.5%
Guess?, Inc.	41,780	1,547,531
		1,547,531
Truckers — 1.6%
J.B. Hunt Transport Services, Inc.	20,290	651,918
Landstar System, Inc.	8,877	337,858
		989,776
Total Common Stocks (Cost $47,057,138)		57,879,904

	Principal Amount
Repurchase Agreements — 5.4%
State Street Bank and Trust Co. Repurchase
Agreement, 0.01% dated 9/30/2009, maturity value of $3,332,001, due 10/1/2009(2)	$3,332,000	3,332,000
Total Repurchase Agreements (Cost $3,332,000)		3,332,000
Total Investments — 99.5% (Cost $50,389,138)		61,211,904
Other Assets, Net — 0.5%		300,993
Total Net Assets — 100.0%		$61,512,897

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	3.00%	9/30/2016	$3,403,488

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$57,879,904	$—	$—	$57,879,904
Repurchase Agreements	—	3,332,000	—	3,332,000
Total	$57,879,904	$3,332,000	$—	$61,211,904

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 97.4%
Asset Management & Custodian — 1.0%
Invesco Ltd.	45,440	$1,034,214
		1,034,214
Biotechnology — 2.5%
Genzyme Corp.(1)	25,430	1,442,644
Life Technologies Corp.(1)	27,680	1,288,504
		2,731,148
Cable Television Services — 1.1%
The DIRECTV Group, Inc.(1)	43,680	1,204,694
		1,204,694
Chemicals: Diversified — 2.5%
Ecolab, Inc.	22,750	1,051,733
Praxair, Inc.	20,170	1,647,687
		2,699,420
Commercial Services — 1.9%
Accenture PLC, Class A	54,820	2,043,142
		2,043,142
Communications Technology — 4.6%
Cisco Systems, Inc.(1)	128,720	3,030,069
QUALCOMM, Inc.	43,030	1,935,489
		4,965,558
Computer Services Software & Systems — 11.0%
Google, Inc., Class A(1)	7,130	3,535,410
McAfee, Inc.(1)	26,720	1,170,069
Microsoft Corp.	88,240	2,284,534
Oracle Corp.	81,170	1,691,583
Symantec Corp.(1)	96,130	1,583,261
VeriSign, Inc.(1)	66,260	1,569,699
		11,834,556
Computer Technology — 13.2%
Apple, Inc.(1)	27,650	5,125,480
EMC Corp.(1)	132,800	2,262,912
Hewlett-Packard Co.	75,200	3,550,192
International Business Machines Corp.	16,560	1,980,742
NetApp, Inc.(1)	45,740	1,220,343
		14,139,669
Diversified Financial Services — 3.1%
JPMorgan Chase & Co.	36,350	1,592,857
The Goldman Sachs Group, Inc.	9,420	1,736,577
		3,329,434
Diversified Manufacturing Operations — 2.9%
Danaher Corp.	27,990	1,884,287
Illinois Tool Works, Inc.	29,570	1,262,935
		3,147,222
Diversified Retail — 6.5%
Amazon.com, Inc.(1)	34,690	3,238,658
Target Corp.	57,640	2,690,635
Wal-Mart Stores, Inc.	20,130	988,182
		6,917,475
Electronic Entertainment — 1.5%
Activision Blizzard, Inc.(1)	127,460	1,579,229
		1,579,229
Energy Equipment — 0.9%
SunPower Corp., Class A(1)	33,870	1,012,374
		1,012,374
Financial Data & Systems — 1.2%
Visa, Inc., Class A	18,490	1,277,844
		1,277,844
Foods — 4.3%
Kellogg Co.	32,830	1,616,221
Sysco Corp.	42,480	1,055,628
Unilever PLC, ADR	65,800	1,887,144
		4,558,993
Health Care Services — 1.6%
Medco Health Solutions, Inc.(1)	30,840	1,705,761
		1,705,761
Medical & Dental Instruments & Supplies — 1.1%
St. Jude Medical, Inc.(1)	30,230	1,179,272
		1,179,272
Medical Services — 0.9%
Quest Diagnostics, Inc.	18,010	939,942
		939,942
Metal Fabricating — 0.9%
Precision Castparts Corp.	9,730	991,195
		991,195
Offshore Drilling & Other Services — 1.5%
Transocean Ltd.(1)	18,780	1,606,254
		1,606,254
Oil Well Equipment & Services — 3.1%
Cameron International Corp.(1)	44,790	1,693,958
Schlumberger Ltd.	26,760	1,594,896
		3,288,854
Oil: Crude Producers — 5.6%
Occidental Petroleum Corp.	28,170	2,208,528
Range Resources Corp.	36,570	1,805,095
Southwestern Energy Co.(1)	47,330	2,020,045
		6,033,668
Personal Care — 1.6%
Colgate-Palmolive Co.	22,210	1,694,179
		1,694,179
Pharmaceuticals — 5.6%
Abbott Laboratories	45,690	2,260,284
Gilead Sciences, Inc.(1)	49,420	2,301,984
Teva Pharmaceutical Industries Ltd., ADR	29,000	1,466,240
		6,028,508
Railroads — 1.7%
CSX Corp.	42,970	1,798,724
		1,798,724
Restaurants — 3.0%
Starbucks Corp.(1)	111,290	2,298,139
Yum! Brands, Inc.	27,190	917,934
		3,216,073
Scientific Instruments: Control & Filter — 1.2%
Flowserve Corp.	12,900	1,271,166
		1,271,166
Scientific Instruments: Pollution Control — 1.5%
Republic Services, Inc.	58,800	1,562,316
		1,562,316
Securities Brokerage & Services — 3.1%
CME Group, Inc.	5,360	1,651,898
IntercontinentalExchange, Inc.(1)	16,920	1,644,455
		3,296,353
Semiconductors & Components — 1.4%
Avago Technologies Ltd.(1)	43,990	750,909
Broadcom Corp., Class A(1)	26,310	807,454
		1,558,363
Textiles Apparel & Shoes — 1.1%
NIKE, Inc., Class B	17,720	1,146,484
		1,146,484

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Growth Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Tobacco — 2.2%
Philip Morris International, Inc.	48,870	$2,381,924
		2,381,924
Transportation Miscellaneous — 2.1%
United Parcel Service, Inc., Class B	39,560	2,233,953
		2,233,953
Total Common Stocks (Cost $88,958,907)		104,407,961

	Principal Amount
Repurchase Agreements — 3.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $3,183,001, due 10/1/2009(2)	$3,183,000	3,183,000
Total Repurchase Agreements (Cost $3,183,000)		3,183,000
Total Investments — 100.4% (Cost $92,141,907)		107,590,961
Other Liabilities, Net — (0.4)%		(470,095)
Total Net Assets — 100.0%		$107,120,866

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$3,248,287

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$104,407,961	$—	$—	$104,407,961
Repurchase Agreements	—	3,183,000	—	3,183,000
Total	$104,407,961	$3,183,000	$—	$107,590,961

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 98.8%
Advertising Agencies — 1.0%
ValueClick, Inc.(1)	110,949	$1,463,417
		1,463,417
Cable Television Services — 0.6%
The DIRECTV Group, Inc.(1)	35,290	973,298
		973,298
Communications Technology — 13.6%
Airvana, Inc.(1)	157,790	1,068,238
Brocade Communications Systems, Inc.(1)	386,490	3,037,812
Ciena Corp.(1)	130,480	2,124,215
Cisco Systems, Inc.(1)	199,750	4,702,115
Harris Stratex Networks, Inc., Class A(1)	217,780	1,524,460
Infinera Corp.(1)	124,120	986,754
QUALCOMM, Inc.	75,940	3,415,781
Riverbed Technology, Inc.(1)	50,270	1,103,929
ShoreTel, Inc.(1)	104,880	819,113
Tellabs, Inc.(1)	329,310	2,278,825
		21,061,242
Computer Services Software & Systems — 36.3%
3PAR, Inc.(1)	215,740	2,379,612
Akamai Technologies, Inc.(1)	86,050	1,693,464
Compellent Technologies, Inc.(1)	60,681	1,095,292
comScore, Inc.(1)	88,335	1,590,913
Digital River, Inc.(1)	95,440	3,848,141
F5 Networks, Inc.(1)	126,850	5,027,066
Google, Inc., Class A(1)	13,120	6,505,552
GSI Commerce, Inc.(1)	190,619	3,680,853
Informatica Corp.(1)	96,660	2,182,583
Internet Brands, Inc., Class A(1)	269,594	2,151,360
LogMeIn, Inc.(1)	72,210	1,322,165
McAfee, Inc.(1)	37,250	1,631,178
Microsoft Corp.	240,210	6,219,037
Omniture, Inc.(1)	136,237	2,920,921
Oracle Corp.	123,990	2,583,952
PROS Holdings, Inc.(1)	240,814	2,027,654
Salesforce.com, Inc.(1)	29,810	1,697,083
Solarwinds, Inc.(1)	68,360	1,505,971
VeriSign, Inc.(1)	61,760	1,463,094
VMware, Inc., Class A(1)	58,190	2,337,492
Yahoo! Inc.(1)	130,970	2,332,576
		56,195,959
Computer Technology — 9.9%
Apple, Inc.(1)	38,320	7,103,379
EMC Corp.(1)	75,030	1,278,511
Hewlett-Packard Co.	54,840	2,588,996
Isilon Systems, Inc.(1)	234,160	1,428,376
Research In Motion Ltd.(1)	21,900	1,479,345
Super Micro Computer, Inc.(1)	178,142	1,507,081
		15,385,688
Consumer Electronics — 3.1%
NetEase.com, Inc., ADR(1)	34,500	1,575,960
Nintendo Co., Ltd., ADR	17,720	559,420
TiVo, Inc.(1)	255,530	2,647,291
		4,782,671
Consumer Lending — 0.4%
Tree.com, Inc.(1)	85,177	643,086
		643,086
Diversified Retail — 5.6%
Amazon.com, Inc.(1)	53,920	5,033,971
Netflix, Inc.(1)	47,700	2,202,309
Shutterfly, Inc.(1)	85,700	1,425,191
		8,661,471
Electronic Entertainment — 1.7%
Activision Blizzard, Inc.(1)	125,240	1,551,723
THQ, Inc.(1)	157,520	1,077,437
		2,629,160
Energy Equipment — 0.9%
SunPower Corp., Class A(1)	48,130	1,438,606
		1,438,606
Leisure Time — 3.1%
Ctrip.com International Ltd., ADR(1)	45,510	2,675,533
Priceline.com, Inc.(1)	12,400	2,056,168
		4,731,701
Power Transmission Equipment — 1.2%
Advanced Energy Industries, Inc.(1)	133,910	1,906,878
		1,906,878
Printing & Copying Services — 1.0%
VistaPrint NV(1)	31,760	1,611,820
		1,611,820
Production Technology Equipment — 2.5%
Sanmina-SCI Corp.(1)	265,578	2,283,971
Teradyne, Inc.(1)	174,100	1,610,425
		3,894,396
Semiconductors & Components — 13.5%
Avago Technologies Ltd.(1)	60,580	1,034,101
Broadcom Corp., Class A(1)	48,550	1,490,000
Entropic Communications, Inc.(1)	490,830	1,344,874
FormFactor, Inc.(1)	71,240	1,704,061
Hittite Microwave Corp.(1)	39,630	1,457,591
Intersil Corp., Class A	154,732	2,368,947
Micron Technology, Inc.(1)	239,230	1,961,686
Monolithic Power Systems, Inc.(1)	46,790	1,097,226
Netlogic Microsystems, Inc.(1)	41,920	1,886,400
O2Micro International Ltd., ADR(1)	575,782	3,022,855
ON Semiconductor Corp.(1)	181,950	1,501,087
Techwell, Inc.(1)	183,450	2,014,281
		20,883,109
Telecommunications Equipment — 1.1%
Ceragon Networks Ltd.(1)	198,900	1,682,694
		1,682,694
Utilities: Telecommunications — 3.3%
Cbeyond, Inc.(1)	107,910	1,740,588
j2 Global Communications, Inc.(1)	67,497	1,553,106
Neutral Tandem, Inc.(1)	81,240	1,849,023
		5,142,717
Total Common Stocks (Cost $124,146,842)		153,087,913

	Warrants
Warrants — 0.0%
Communications Technology — 0.0%
Lantronix, Inc.(1)(2)	2,878	24
		24
Total Warrants (Cost $0)		24

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Technology Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Repurchase Agreements — 0.5%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $733,000, due 10/1/2009(3)	$733,000	$733,000
Total Repurchase Agreements (Cost $733,000)		733,000
Total Investments — 99.3%
(Cost $124,879,842)		153,820,937
Other Assets, Net — 0.7%		1,026,007
Total Net Assets — 100.0%		$154,846,944

(1)	Non-income producing security.

(2)	Fair valued security.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$752,458

ADR — American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$153,087,913	$—	$—	$153,087,913
Warrants	—	24	—	24
Repurchase Agreements	—	733,000	—	733,000
Total	$153,087,913	$733,024	$—	$153,820,937

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.0%
Asset Management & Custodian — 1.3%
Affiliated Managers Group, Inc.(1)	21,400	$1,391,215
		1,391,215
Auto Parts — 0.6%
Fuel Systems Solutions, Inc.(1)	17,500	629,825
		629,825
Banks: Diversified — 1.0%
PrivateBancorp, Inc.	42,700	1,044,442
		1,044,442
Beverage: Soft Drinks — 1.0%
Peet’s Coffee & Tea, Inc.(1)	37,819	1,067,630
		1,067,630
Biotechnology — 6.6%
Halozyme Therapeutics, Inc.(1)	134,486	956,196
Human Genome Sciences, Inc.(1)	58,800	1,106,616
Martek Biosciences Corp.(1)	28,900	652,851
Myriad Genetics, Inc.(1)	27,468	752,623
Nektar Therapeutics(1)	132,400	1,289,576
Pharmasset, Inc.(1)	25,700	543,298
Savient Pharmaceuticals, Inc.(1)	55,000	836,000
Seattle Genetics, Inc.(1)	62,300	874,069
		7,011,229
Casinos & Gambling — 2.6%
Scientific Games Corp., Class A(1)	44,494	704,340
WMS Industries, Inc.(1)	46,687	2,080,373
		2,784,713
Chemical: Diversified — 0.7%
FMC Corp.	13,272	746,550
		746,550
Commercial Services — 2.1%
ICF International, Inc.(1)	30,115	913,087
Robert Half International, Inc.	52,100	1,303,542
		2,216,629
Communications Technology — 1.8%
Ciena Corp.(1)	67,800	1,103,784
Riverbed Technology, Inc.(1)	35,600	781,776
		1,885,560
Computer Services Software & Systems — 16.5%
3PAR, Inc.(1)	104,502	1,152,657
Akamai Technologies, Inc.(1)	59,301	1,167,043
Compellent Technologies, Inc.(1)	39,479	712,596
comScore, Inc.(1)	64,117	1,154,747
Digital River, Inc.(1)	53,470	2,155,910
F5 Networks, Inc.(1)	42,300	1,676,349
GSI Commerce, Inc.(1)	114,181	2,204,835
Informatica Corp.(1)	77,029	1,739,315
Internet Brands, Inc., Class A(1)	81,708	652,030
LogMeIn, Inc.(1)	50,800	930,148
Omniture, Inc.(1)	97,129	2,082,446
Solarwinds, Inc.(1)	54,059	1,190,920
SXC Health Solutions Corp.(1)	16,000	748,640
		17,567,636
Computer Technology — 0.0%
Isilon Systems, Inc.(1)	2,400	14,640
		14,640
Consumer Electronics — 0.7%
TiVo, Inc.(1)	71,644	742,232
		742,232
Consumer Lending — 1.3%
Portfolio Recovery Associates, Inc.(1)	30,416	1,378,757
		1,378,757
Diversified Financial Services — 1.3%
Duff & Phelps Corp., Class A	28,000	536,480
FBR Capital Markets Corp.(1)	142,680	846,092
		1,382,572
Diversified Retail — 6.2%
Advance Auto Parts, Inc.	26,800	1,052,704
Hot Topic, Inc.(1)	121,100	907,039
Lumber Liquidators, Inc.(1)	52,658	1,142,152
Netflix, Inc.(1)	36,300	1,675,971
Urban Outfitters, Inc.(1)	61,228	1,847,249
		6,625,115
Engineering & Contracting Services — 1.0%
Aecom Technology Corp.(1)	38,900	1,055,746
		1,055,746
Financial Data & Systems — 2.5%
CyberSource Corp.(1)	86,574	1,443,189
MSCI, Inc., Class A(1)	41,323	1,223,987
		2,667,176
Health Care Management Services — 0.9%
Catalyst Health Solutions, Inc.(1)	33,565	978,420
		978,420
Health Care Services — 3.0%
athenahealth, Inc.(1)	28,213	1,082,533
Phase Forward, Inc.(1)	57,203	803,130
RehabCare Group, Inc.(1)	58,643	1,271,966
		3,157,629
Health Care: Miscellaneous — 1.6%
MedAssets, Inc.(1)	76,991	1,737,687
		1,737,687
Insurance: Property-Casualty — 1.3%
Tower Group, Inc.	56,225	1,371,328
		1,371,328
Leisure Time — 2.9%
Ctrip.com International Ltd., ADR(1)	32,703	1,922,610
Priceline.com, Inc.(1)	7,387	1,224,912
		3,147,522
Machinery: Specialty — 1.2%
Bucyrus International, Inc.	35,600	1,268,072
		1,268,072
Medical & Dental Instruments & Supplies — 3.7%
Insulet Corp.(1)	81,908	919,827
Inverness Medical Innovations, Inc.(1)	28,700	1,111,551
NuVasive, Inc.(1)	17,600	734,976
Volcano Corp.(1)	68,770	1,156,711
		3,923,065
Metals & Minerals: Diversified — 0.5%
Globe Specialty Metals, Inc.(1)	60,700	547,514
		547,514
Oil Well Equipment & Services — 3.4%
Core Laboratories N.V.	11,069	1,141,103
Dril-Quip, Inc.(1)	31,653	1,571,255
Superior Energy Services, Inc.(1)	43,038	969,216
		3,681,574
Oil: Crude Producers — 2.5%
Comstock Resources, Inc.(1)	26,970	1,080,958
Concho Resources, Inc.(1)	44,000	1,598,080
		2,679,038

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Pharmaceuticals — 3.7%
BioMarin Pharmaceutical, Inc.(1)	76,155	$1,376,882
Mylan, Inc.(1)	48,581	777,782
United Therapeutics Corp.(1)	37,176	1,821,252
		3,975,916
Power Transmission Equipment — 2.1%
Advanced Energy Industries, Inc.(1)	51,300	730,512
Regal-Beloit Corp.	34,137	1,560,402
		2,290,914
Printing & Copying Services — 1.1%
VistaPrint NV(1)	22,606	1,147,254
		1,147,254
Restaurants — 3.8%
BJ’s Restaurants, Inc.(1)	57,320	859,227
Chipotle Mexican Grill, Inc., Class B(1)	18,700	1,556,214
P.F. Chang’s China Bistro, Inc.(1)	48,389	1,643,774
		4,059,215
Scientific Instruments: Control & Filter — 0.7%
IDEX Corp.	26,400	737,880
		737,880
Scientific Instruments: Electrical — 1.1%
GrafTech International Ltd.(1)	79,500	1,168,650
		1,168,650
Scientific Instruments: Gauges & Meters — 1.6%
Badger Meter, Inc.	28,100	1,087,189
Itron, Inc.(1)	9,800	628,572
		1,715,761
Semiconductors & Components — 4.1%
FormFactor, Inc.(1)	50,315	1,203,535
Monolithic Power Systems, Inc.(1)	27,459	643,913
Netlogic Microsystems, Inc.(1)	29,865	1,343,925
O2Micro International Ltd., ADR(1)	52,244	274,281
TriQuint Semiconductor, Inc.(1)	118,700	916,364
		4,382,018
Shipping — 0.8%
Genco Shipping & Trading Ltd.	40,900	849,902
		849,902
Steel — 0.9%
Steel Dynamics, Inc.	66,700	1,023,178
		1,023,178
Textiles Apparel & Shoes — 3.4%
Guess?, Inc.	59,400	2,200,176
Lululemon Athletica, Inc.(1)	62,600	1,424,150
		3,624,326
Truckers — 1.3%
J.B. Hunt Transport Services, Inc.	28,900	928,557
Landstar System, Inc.	11,929	454,018
		1,382,575
Utilities: Telecommunications — 3.2%
Cbeyond, Inc.(1)	70,322	1,134,294
j2 Global Communications, Inc.(1)	57,286	1,318,151
Neutral Tandem, Inc.(1)	42,600	969,576
		3,422,021
Total Common Stocks (Cost $81,033,916)		102,483,126
Exchange-Traded Funds — 1.0%
Biotechnology — 1.0%
iShares Nasdaq Biotechnology Index Fund(1)	12,800	1,041,408
		1,041,408
Total Exchange-Traded Funds (Cost $947,482)		1,041,408

	Principal Amount
Repurchase Agreements — 2.6%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $2,791,001, due 10/1/2009(2)	$2,791,000	2,791,000
Total Repurchase Agreements (Cost $2,791,000)		2,791,000
Total Investments — 99.6% (Cost $84,772,398)		106,315,534
Other Assets, Net — 0.4%		378,027
Total Net Assets — 100.0%		$106,693,561

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	4.00%	8/15/2018	$2,850,862

ADR — American Depositary Receipt.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Small Cap Equity Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$102,483,126	$—	$—	$102,483,126
Exchange-Traded Funds	1,041,408	—	—	1,041,408
Repurchase Agreements	—	2,791,000	—	2,791,000
Total	$103,524,534	$2,791,000	$—	$106,315,534

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.8%
Australia — 6.4%
AMP Ltd.	29,000	$166,806
Aristocrat Leisure Ltd.	84,163	389,805
Australia & New Zealand Banking Group Ltd.	27,945	601,289
BHP Billiton Ltd.	24,350	810,499
Brambles Ltd.	63,264	450,957
Wesfarmers Ltd.	21,787	509,151
Woolworths Ltd.	17,204	443,938
		3,372,445
Belgium — 2.4%
Groupe Bruxelles Lambert S.A.	13,855	1,279,739
		1,279,739
Denmark — 5.6%
A.P. Moller-Maersk A/S, Class B	57	392,172
Carlsberg A/S, Class B	9,730	704,830
Danisco A/S	7,287	442,273
DSV A/S(1)	26,100	465,352
Jyske Bank A/S(1)	9,846	410,327
Novozymes A/S, Class B	5,642	530,977
		2,945,931
Finland — 2.2%
Kone Oyj, Class B	15,431	567,233
Sampo Oyj, A Shares	22,573	568,484
		1,135,717
France — 8.3%
Essilor International S.A.	11,570	659,376
L’Oreal S.A.	13,091	1,301,698
Legrand S.A.	19,125	532,024
Neopost S.A.	3,027	271,665
Sanofi-Aventis	9,301	682,572
Total S.A.	15,668	930,981
		4,378,316
Germany — 4.3%
Adidas AG	7,557	399,987
Celesio AG	23,604	650,750
Deutsche Boerse AG	3,800	310,567
Deutsche Post AG	23,601	442,067
SAP AG	9,100	443,172
		2,246,543
Hong Kong — 5.3%
BOC Hong Kong Holdings Ltd.	329,500	722,770
Cheung Kong Holdings Ltd.	48,000	609,441
Esprit Holdings Ltd.	75,200	504,564
Hang Lung Properties Ltd.	65,000	240,289
Hong Kong Exchanges & Clearing Ltd.	22,500	407,901
Li & Fung Ltd.	30,400	124,737
Midland Holdings Ltd.	214,000	179,483
		2,789,185
Ireland — 0.5%
Allied Irish Banks PLC(1)	60,617	284,473
		284,473
Italy — 0.7%
Intesa Sanpaolo(1)	80,100	354,280
		354,280
Japan — 21.8%
AEON Co. Ltd.	63,800	610,530
Asahi Breweries Ltd.	25,700	470,110
Canon, Inc.	23,400	946,271
Chugai Pharmaceutical Co. Ltd.	9,300	192,392
Hitachi High-Technologies Corp.	16,400	342,927
INPEX Corp.	76	648,538
Japan Petroleum Exploration Co. Ltd.	3,100	158,169
Japan Tobacco, Inc.	343	1,176,895
Kao Corp.	13,000	321,506
Kyocera Corp.	6,600	612,466
Mitsubishi Electric Corp.(1)	60,000	454,520
Mitsui & Co. Ltd.	37,000	483,908
Mitsui O.S.K. Lines Ltd.	31,000	183,724
Mitsui Sumitomo Insurance Group Holdings, Inc.	21,000	579,012
Olympus Corp.	18,000	477,246
Rakuten, Inc.	529	352,411
Rohm Co. Ltd.	4,400	307,826
SBI Holdings, Inc.	1,218	240,981
SMC Corp.	3,500	430,457
Sumitomo Realty & Development Co. Ltd.	29,000	530,797
Tokio Marine Holdings, Inc.	31,300	906,590
Tokyo Electron Ltd.	2,800	178,733
Toyota Motor Corp.	5,800	230,669
Trend Micro, Inc.	8,500	317,217
Yamaha Motor Co. Ltd.	24,500	302,139
		11,456,034
Netherlands — 3.2%
ASML Holding N.V.	15,900	467,672
Heineken Holding N.V.	29,290	1,194,764
		1,662,436
Norway — 1.0%
Seadrill Ltd.(1)	26,106	545,071
		545,071
People’s Republic of China — 0.3%
China Merchants Bank Co. Ltd., H shares	67,500	150,502
		150,502
Russia — 0.5%
OAO Gazprom, ADR	11,500	267,375
		267,375
Singapore — 1.4%
DBS Group Holdings Ltd.	49,000	461,946
Keppel Corp. Ltd.	48,000	276,009
		737,955
South Korea — 0.7%
Samsung Electronics Co. Ltd.	550	380,437
		380,437
Spain — 0.9%
Corporacion Financiera Alba S.A.	8,298	473,450
		473,450
Sweden — 4.4%
Atlas Copco AB, Class B	79,642	908,223
Investor AB, Class B	21,924	400,185
Svenska Handelsbanken AB, Class A	39,376	1,005,390
		2,313,798
Switzerland — 10.2%
Geberit AG	3,643	559,650
Nestle S.A.	26,543	1,131,081
Roche Holding AG	5,040	814,629
Schindler Holding AG	11,680	800,795
Swiss Life Holding AG(1)	1,888	223,361
Swiss Re (Reg S)	10,008	451,775
Swisscom AG	1,477	528,416
UBS AG(1)	47,889	876,632
		5,386,339
Taiwan — 1.6%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)	53,561	439,200
Taiwan Semiconductor Mfg. Co. Ltd., ADR	35,207	385,869
		825,069
United Kingdom — 15.1%
Amec PLC	26,584	320,764
ASOS PLC(1)	31,000	173,399

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS International Growth Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Autonomy Corp. PLC(1)	5,329	$138,735
BG Group PLC	35,027	608,486
Cadbury PLC	19,000	243,830
Cairn Energy PLC(1)	9,231	411,153
Capita Group PLC	40,680	469,717
GlaxoSmithKline PLC	38,395	754,434
Hays PLC	132,500	220,225
Imperial Tobacco Group PLC	21,200	612,565
John Wood Group PLC	108,397	526,807
Johnson Matthey PLC	9,462	209,889
Lonmin PLC(1)	8,565	229,140
Pearson PLC	11,100	136,771
Reed Elsevier PLC	49,440	370,016
Royal Dutch Shell PLC, Class A	12,100	344,887
SABMiller PLC	9,000	217,045
Smith & Nephew PLC	27,000	241,856
Standard Chartered PLC	20,957	516,454
The Weir Group PLC	27,600	298,838
Vodafone Group PLC	413,434	926,344
		7,971,355
Total Common Stocks (Cost $45,426,058)		50,956,450
Preferred Stocks — 1.4%
Brazil — 1.4%
Itau Unibanco Holding S.A., ADR	9,240	186,186
Petroleo Brasileiro S.A., ADR	13,800	542,478
		728,664
Total Preferred Stocks (Cost $399,000)		728,664

	Principal Amount
Repurchase Agreements — 1.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $918,000, due 10/1/2009(2)	$918,000	918,000
Total Repurchase Agreements (Cost $918,000)		918,000
Total Investments — 99.9% (Cost $46,743,058)		52,603,114
Other Assets, Net — 0.1%		47,445
Total Net Assets — 100.0%		$52,650,559

(1)	Non-income producing security.

(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/25/2010	$939,154

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Common Stocks	$50,956,450	$—	$—	$50,956,450
Preferred Stocks	728,664	—	—	728,664
Repurchase Agreements	—	918,000	—	918,000
Total	$51,685,114	$918,000	$—	$52,603,114

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 88.0%
Brazil — 9.2%
B2W Companhia Global do Varejo	241,400	$6,785,798
BM&F BOVESPA S.A.	762,500	5,621,049
Lojas Renner S.A.	448,200	7,857,921
OGX Petroleo e Gas Participacoes S.A.	32,500	24,857,290
Petroleo Brasileiro S.A., ADR	697,900	32,033,610
Vale S.A., ADR	571,500	13,218,795
		90,374,463
India — 10.7%
ACC Ltd.	319,000	5,439,346
Bharat Heavy Electricals Ltd.	103,200	4,996,099
Cairn Energy PLC(1)	224,000	9,977,067
Hero Honda Motors Ltd.	254,500	8,847,849
Housing Development Finance Corp. Ltd.	180,800	10,484,370
Infrastructure Development Finance Co. Ltd.	2,302,500	6,990,544
Jindal Steel & Power Ltd.	1,630,600	19,897,354
Mahindra & Mahindra Ltd.	744,600	13,670,735
Reliance Capital Ltd.	778,094	14,847,758
Reliance Industries Ltd.(1)	215,600	9,867,493
		105,018,615
Indonesia — 4.4%
PT Astra International Tbk	3,975,500	13,717,840
PT Bank Mandiri	21,308,000	10,361,883
PT Bank Rakyat Indonesia	14,943,500	11,596,094
PT Telekomunikasi Indonesia	8,833,500	7,905,823
		43,581,640
Mexico — 4.2%
America Movil S.A.B. de C.V., ADR, Series L	369,400	16,190,802
Fomento Economico Mexicano S.A.B. de C.V., ADR	215,700	8,207,385
Grupo Financiero Banorte S.A.B. de C.V.	2,138,346	7,154,753
Wal-Mart de Mexico S.A.B. de C.V.	2,894,722	10,037,267
		41,590,207
People's Republic of China — 19.4%
Baidu, Inc., ADR(1)	23,700	9,267,885
Bank of China Ltd., H shares	28,132,000	14,810,041
BYD Co. Ltd., H shares(1)	3,702,500	30,503,626
China Construction Bank Corp., H shares	18,810,000	15,047,903
China Taiping Insurance Holdings Co. Ltd.(1)	3,727,000	10,002,723
China Life Insurance Co. Ltd., H shares	2,081,000	9,062,361
China Merchants Bank Co. Ltd., H shares	4,615,550	10,291,121
China National Building Material Co. Ltd., H shares	2,430,000	5,706,544
China Petroleum & Chemical Corp., H shares	12,252,000	10,433,894
China Resources Enterprise Ltd.	2,940,000	8,554,396
China Shenhua Energy Co. Ltd., H shares	3,613,000	15,710,621
China Unicom Ltd.	8,108,000	11,445,284
CNPC Hong Kong Ltd.	12,600,000	9,998,645
GOME Electrical Appliances Holdings Ltd.(1)	37,025,400	9,889,301
Parkson Retail Group Ltd.	3,472,500	5,143,747
SINA Corp.(1)	411,200	15,609,152
		191,477,244
Russia — 2.9%
Mobile TeleSystems, ADR	83,000	4,006,410
Rosneft Oil Co., GDR	1,730,500	13,013,360
Vimpel-Communications, ADR(1)	293,300	5,484,710
X5 Retail Group N.V., GDR (Reg S)(1)	239,220	5,813,046
		28,317,526
South Africa — 4.8%
AngloGold Ashanti Ltd.	98,500	3,953,375
AngloGold Ashanti Ltd., ADR	103,800	4,230,888
Gold Fields Ltd.	1,156,800	15,630,351
Gold Fields Ltd., ADR	314,600	4,335,188
Massmart Holdings Ltd.	646,901	7,588,514
Naspers Ltd., N shares	336,200	11,487,281
		47,225,597
South Korea — 12.3%
Cheil Industries, Inc.	204,500	8,869,043
GLOVIS Co. Ltd.	80,000	7,570,549
Hyundai Development Co.	215,000	7,809,888
Hyundai Mobis	61,000	8,568,216
KB Financial Group, Inc.(1)	228,540	11,734,920
Mirae Asset Securities Co. Ltd.	145,100	8,669,671
NHN Corp.(1)	53,600	7,892,722
Samsung Electronics Co. Ltd.	49,500	34,239,338
Samsung Fire & Marine Insurance Co. Ltd.	61,920	12,665,156
Shinsegae Co. Ltd.	25,700	12,978,146
		120,997,649
Taiwan — 10.5%
Advanced Semiconductor Engineering, Inc.	7,222,000	5,941,953
China Life Insurance Co. Ltd.(1)	14,764,860	10,517,460
China Steel Corp.	1,706,000	1,586,705
Evergreen Marine Corp.(1)	12,670,000	7,291,122
Far Eastern Department Stores Ltd.	9,549,474	9,475,806
Hon Hai Precision Industry Co. Ltd.	5,124,605	20,563,458
MediaTek, Inc.	709,186	11,824,179
Polaris Securities Co. Ltd.(1)	9,515,000	5,608,724
SinoPac Financial Holdings Co. Ltd.(1)	13,418,000	5,509,444
Taiwan Cement Corp.	3,661,000	4,111,052
Taiwan Semiconductor Manufacturing Co. Ltd.	10,562,534	21,192,094
		103,621,997
Thailand — 1.6%
Bank of Ayudhya Public Co. Ltd.	27,674,600	15,903,990
		15,903,990
Turkey — 3.8%
Turkiye Garanti Bankasi A.S.	5,953,148	22,464,709
Turkiye Is Bankasi	3,851,105	15,051,489
		37,516,198
Vietnam — 0.1%
Vietnam Resource Investments Holdings Ltd.(1)(2)	232,000	1,276,000
		1,276,000
Other African Countries — 1.4%
Kenmare Resources PLC(1)	8,894,570	3,909,089
Tullow Oil PLC	530,000	9,554,387
		13,463,476
Other Emerging Markets Countries — 2.7%
Dragon Oil PLC(1)	3,477,103	21,171,928
Heritage Oil PLC(1)	643,000	5,049,682
		26,221,610
Total Common Stocks (Cost $637,088,109)		866,586,212
Preferred Stocks — 7.9%
Brazil — 6.0%
All America Latina Logistica (Units)	806,200	6,216,241
Banco Bradesco S.A.	790,450	15,727,795
Bradespar S.A.	617,100	11,355,532
Comp. Lorenz S.A.(2)(3)	4,700,000	—
Companhia Energetica de Minas Gerais	595,575	9,076,837
Itausa-Investimentos Itau S.A.	2,769,427	16,757,878
		59,134,283
Colombia — 0.7%
BanColombia S.A., ADR (Reg S)	161,900	6,950,367
		6,950,367

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Emerging Markets Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
South Korea — 1.2%
Samsung Electronics Co. Ltd.	27,453	$11,486,806
		11,486,806
Total Preferred Stocks (Cost $60,691,808)		77,571,456

	Warrants
Warrants — 0.0%
Vietnam — 0.0%
Vietnam Resource Investments Holdings Ltd.(1)(2)	23,200	348
		348
Total Warrants (Cost $0)		348

	Principal Amount
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $22,859,006, due 10/1/2009(4)	$22,859,000	22,859,000
Total Repurchase Agreements (Cost $22,859,000)		22,859,000
Total Investments — 98.2% (Cost $720,638,917)		967,017,016
Other Assets, Net — 1.8%		17,899,654
Total Net Assets — 100.0%		$984,916,670

(1)	Non-income producing security.

(2)	Fair valued security.

(3)	The table below presents securities deemed illiquid by the investment adviser.

Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
Comp. Lorenz S.A.	4,700,000	$179,645	$—	6/27/1997	0.00%

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Note	0.875%	1/31/2011	$23,321,025

ADR — American Depositary Receipt.

GDR — Global Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$865,310,212	$1,276,000	$—	$866,586,212
Preferred Stocks	77,571,456	—	—	77,571,456
Warrants	—	348	—	348
Repurchase Agreements	—	22,859,000	—	22,859,000
Total	$942,881,668	$24,135,348	$—	$967,017,016

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund

September 30, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 10.0%
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	$1,074,478	$803,079
Amresco Residential Securities Mortgage Loan Trust
1997-1 MIF
7.42% due 3/25/2027	10,732	10,702
Bank of America Auto Trust
2009-1A A3
2.67% due 7/15/2013(2)	1,400,000	1,414,487
BMW Vehicle Lease Trust
2009-1 A3
2.91% due 3/15/2012	1,125,000	1,145,731
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	500,000	532,296
2006-A2 A
4.85% due 11/15/2013	650,000	678,618
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	923,076	944,529
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	143,736	128,986
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	1,710,000	1,777,487
2007-A15 A
4.96% due 9/17/2012	1,029,000	1,069,949
Citibank Credit Card Issuance Trust
2006-A4 A4
5.45% due 5/10/2013	305,000	324,444
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	372,222	310,922
GE Capital Credit Card Master Note Trust
2009-3 A
2.54% due 9/15/2014	1,700,000	1,699,680
Honda Auto Receivables Owner Trust
2009-3 A3
2.31% due 5/15/2013	1,500,000	1,523,026
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	400,000	400,139
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	860,000	889,019
PSE&G Transition Funding LLC
2001-1 A6
6.61% due 6/15/2015	745,000	832,736
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	74,805	72,215
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023(1)	73,758	73,645
Wachovia Auto Owner Trust
2008-A A3A
4.81% due 9/20/2012	1,250,000	1,294,895
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	107,856	109,392
Total Asset Backed Securities (Cost $16,044,249)		16,035,977
Collateralized Mortgage Obligations — 9.6%
Banc of America Alternative Loan Trust
2004-1 2A1
6.00% due 2/25/2034	1,349,494	1,153,817
Banc of America Mortgage Securities, Inc.
2004-11 2A1
5.75% due 1/25/2035	1,303,172	1,205,434
Citicorp Mortgage Securities, Inc.
2007-8 1A3
6.00% due 9/25/2037	826,915	682,205
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	555,801	479,552
2006-19CB A15
6.00% due 8/25/2036	691,872	561,426
Countrywide Home Loans Trust
2002-19 1A1
6.25% due 11/25/2032	447,594	401,102
FHLMC
2663 VQ
5.00% due 6/15/2022	400,000	421,479
1534 Z
5.00% due 6/15/2023	351,931	353,508
3227 PR
5.50% due 9/15/2035(3)	2,300,000	2,444,801
FNMA
2006-45 AC
5.50% due 6/25/2036	288,585	292,636
2002-52 PB
6.00% due 2/25/2032	926,668	974,047
GNMA
1997-19 PG
6.50% due 12/20/2027(3)	1,061,467	1,130,976
Mastr Asset Securitization Trust
2003-10 3A7
5.50% due 11/25/2033	854,420	804,966
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	545,757	521,198
Residential Funding Mortgage Securities Trust
2006-S3 A7
5.50% due 3/25/2036	971,346	669,559
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3
4.75% due 10/25/2018	711,801	701,189
2006-1 A3
5.00% due 3/25/2021	687,994	631,880
2003-2 A7
5.25% due 2/25/2018	1,350,000	1,228,146
2007-13 A7
6.00% due 9/25/2037	854,819	730,870
Total Collateralized Mortgage Obligations (Cost $16,398,006)		15,388,791
Commercial Mortgage-Backed Securities — 15.0%
Banc of America Commercial Mortgage, Inc.
2003-1 A2
4.648% due 9/11/2036	650,000	665,741
2006-2 A4
5.928% due 5/10/2045(1)	927,000	891,163
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	1,500,000	1,549,790
2006-T24 AM

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
5.568% due 10/12/2041(1)	$802,000	$606,236
1999-C1 B
6.20% due 2/14/2031	458,981	481,379
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	1,990,000	1,990,000
CS First Boston Mortgage Securities Corp.
2004-C5 A2
4.183% due 11/15/2037	762,693	760,974
2001-CP4 A4
6.18% due 12/15/2035	1,488,406	1,557,402
2001-CK1 A3
6.38% due 12/18/2035	1,253,183	1,296,726
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	1,600,000	1,658,634
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	310,760	313,947
GMAC Commercial Mortgage Securities, Inc.
2006 C1 AM
5.29% due 11/10/2045(1)	572,000	431,473
Greenwich Capital Commercial Funding Corp.
2003-C2 A4
4.915% due 1/5/2036	1,100,000	1,108,575
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4
4.936% due 8/15/2042(1)	1,000,000	923,234
2005-LDP5 A4
5.344% due 12/15/2044(1)	720,000	705,527
2001-C1 A3
5.857% due 10/12/2035	1,000,000	1,053,061
2001-CIBC A3
6.26% due 3/15/2033	932,549	962,689
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	5,928	5,925
LB UBS Comm’l. Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	1,500,000	1,537,492
Merrill Lynch Mortgage Trust
2004-BPC1 A5
4.855% due 10/12/2041(1)	1,110,000	1,071,608
Morgan Stanley Capital I
2005-HQ7 AAB
5.354% due 11/14/2042(1)	1,500,000	1,563,585
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	171,891	173,448
Salomon Brothers Mortgage Securities VII, Inc.
1999-C1 G
7.064% due 5/18/2032(1)(2)	839,000	879,435
Wachovia Bank Commercial Mortgage Trust
2005-C18 A4
4.935% due 4/15/2042	705,000	690,327
2005-C21 APB
5.348% due 10/15/2044(1)	1,100,000	1,142,955
Total Commercial Mortgage-Backed Securities (Cost $23,921,209)		24,021,326
Corporate Bonds — 28.1%
Aerospace & Defense — 0.4%
L-3 Communications Corp.
Sr. Nt.
5.20% due 10/15/2019(2)	125,000	125,312
6.125% due 1/15/2014	250,000	251,875
TRW, Inc.
7.75% due 6/1/2029	150,000	191,425
		568,612
Automotive — 0.1%
DaimlerChrysler NA Holdings
6.50% due 11/15/2013	80,000	86,188
		86,188
Banking — 5.3%
American Express Bank FSB
6.00% due 9/13/2017	250,000	258,612
Bank of America Corp.
4.875% due 9/15/2012	400,000	410,712
Sr. Nt.
7.375% due 5/15/2014	500,000	556,332
Bear Stearns Cos., Inc.
6.40% due 10/2/2017	200,000	217,574
Capital One Bank Co.
5.75% due 9/15/2010	200,000	205,052
Citigroup, Inc.
Sr. Nt.
6.125% due 11/21/2017 - 5/15/2018	850,000	839,819
City National Corp.
5.125% due 2/15/2013	300,000	300,241
Credit Suisse First Boston USA, Inc.
6.50% due 1/15/2012	200,000	216,712
Credit Suisse/New York NY
Sr. Nt.
5.30% due 8/13/2019	300,000	307,604
Deutsche Bank AG London
6.00% due 9/1/2017	300,000	323,752
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	400,000	418,011
5.625% due 1/15/2017	80,000	80,595
6.15% due 4/1/2018	500,000	525,956
HSBC USA, Inc.
4.625% due 4/1/2014	200,000	206,415
JPMorgan Chase & Co.
5.75% due 1/2/2013	200,000	213,461
JPMorgan Chase Bank N.A.
6.00% due 10/1/2017	650,000	683,637
Merrill Lynch & Co.
6.05% due 8/15/2012	250,000	266,622
6.875% due 4/25/2018	400,000	420,679
Morgan Stanley
Sr. Nt.
5.625% due 9/23/2019	350,000	344,155
5.95% due 12/28/2017	550,000	559,979
PNC Bank N.A.
6.875% due 4/1/2018	200,000	213,837
Sovereign Bank, Inc.
5.125% due 3/15/2013	150,000	150,000
USB Realty Corp.
6.091% due 12/22/2049(2)(4)	250,000	173,750
Wachovia Corp.
5.25% due 8/1/2014	300,000	304,669
Wells Fargo Bank NA
5.75% due 5/16/2016	300,000	308,457
		8,506,633

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Brokerage — 0.2%
Lehman Brothers Holdings Capital Trust VII
5.857% due 11/29/2049(4)(5)	$200,000	$20
The Charles Schwab Corp.
Sr. Nt.
4.95% due 6/1/2014	300,000	316,326
		316,346
Building Materials — 0.5%
CRH America, Inc.
6.00% due 9/30/2016	350,000	358,807
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	400,000	396,425
		755,232
Chemicals — 0.3%
Lubrizol Corp.
Sr. Nt.
8.875% due 2/1/2019	200,000	246,877
Potash Corp. of Saskatchewan, Inc.
Sr. Nt.
3.75% due 9/30/2015	300,000	299,361
		546,238
Construction Machinery — 0.2%
Joy Global, Inc.
6.00% due 11/15/2016	300,000	298,940
		298,940
Consumer Products — 0.4%
Clorox Co.
Sr. Nt.
5.95% due 10/15/2017	350,000	379,945
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	200,000	215,880
		595,825
Diversified Manufacturing — 0.5%
Parker Hannifin Corp.
Sr. Nt.
6.25% due 5/15/2038	100,000	110,897
Roper Industries, Inc.
Sr. Nt.
6.625% due 8/15/2013	100,000	107,710
Siemens Financieringsmat N.V.
6.125% due 8/17/2026(2)	200,000	221,812
United Technologies Corp.
4.875% due 5/1/2015	300,000	328,113
		768,532
Electric — 1.8%
Alabama Power Co.
5.65% due 3/15/2035	300,000	298,026
Exelon Corp.
4.45% due 6/15/2010	200,000	204,113
Florida Power & Light Co.
4.95% due 6/1/2035	200,000	199,439
Nevada Power Co.
6.65% due 4/1/2036	250,000	272,514
Pacific Gas & Electric Co.
6.05% due 3/1/2034	100,000	111,240
PacifiCorp
5.25% due 6/15/2035	100,000	100,711
Potomac Edison Co.
5.35% due 11/15/2014	300,000	323,282
PPL Electric Utilities Corp.
6.25% due 5/15/2039	500,000	570,627
6.45% due 8/15/2037	250,000	291,634
Public Service Electric Gas Co.
5.125% due 9/1/2012	200,000	213,548
Virginia Electric and Power Co.
Sr. Nt.
8.875% due 11/15/2038	200,000	284,499
		2,869,633
Energy - Independent — 0.9%
Anadarko Petroleum Corp.
6.45% due 9/15/2036	250,000	258,123
Canadian Natural Resources Ltd.
6.25% due 3/15/2038	150,000	159,801
Dolphin Energy Ltd.
Sr. Sec. Nt.
5.888% due 6/15/2019(2)	750,000	759,375
XTO Energy, Inc.
Sr. Nt.
5.50% due 6/15/2018	225,000	232,196
		1,409,495
Energy - Integrated — 0.9%
BP Capital Markets PLC
5.25% due 11/7/2013	200,000	219,086
Cenovus Energy, Inc.
Sr. Nt.
5.70% due 10/15/2019(2)	400,000	410,156
Husky Energy, Inc.
Sr. Nt.
5.90% due 6/15/2014	250,000	269,686
Tosco Corp.
8.125% due 2/15/2030	125,000	158,921
Western Oil Sands, Inc.
8.375% due 5/1/2012	350,000	396,276
		1,454,125
Energy - Oilfield Services — 0.3%
Transocean, Inc.
Sr. Nt.
6.00% due 3/15/2018	200,000	213,647
Weatherford International Ltd.
5.15% due 3/15/2013	200,000	210,078
		423,725
Energy - Refining — 0.1%
Valero Energy Corp.
Sr. Nt.
9.375% due 3/15/2019	150,000	174,791
		174,791
Entertainment — 0.4%
Time Warner, Inc.
7.57% due 2/1/2024	350,000	380,449
Viacom, Inc.
6.875% due 4/30/2036	200,000	211,279
		591,728
Food & Beverage — 0.5%
Bacardi Ltd.
Sr. Nt.

7.45% due 4/1/2014(2)	200,000	225,730
Bottling Group LLC
6.95% due 3/15/2014	300,000	349,636
Diageo Capital PLC
5.50% due 9/30/2016	125,000	134,747
Kraft Foods, Inc.
Sr. Nt.
6.875% due 1/26/2039	125,000	137,405
		847,518

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Health Care — 1.0%
Beckman Coulter, Inc.
Sr. Nt.
7.00% due 6/1/2019	$250,000	$286,660
Becton Dickinson and Co.
Sr. Nt.
5.00% due 5/15/2019	500,000	528,101
Express Scripts, Inc.
Sr. Nt.
6.25% due 6/15/2014	300,000	329,684
Fisher Scientific International, Inc.
6.125% due 7/1/2015	200,000	207,750
McKesson Corp.
Sr. Nt.
7.50% due 2/15/2019	200,000	238,818
		1,591,013
Industrial - Other — 0.3%
Princeton University
Sr. Nt.
5.70% due 3/1/2039	400,000	440,240
		440,240
Insurance - Health — 0.1%
UnitedHealth Group, Inc.
6.50% due 6/15/2037	125,000	129,919
		129,919
Insurance - Life — 1.2%
AXA SA
6.463% due 12/31/2049(2)(4)	200,000	155,000
MetLife, Inc.
6.40% due 12/15/2036	125,000	105,625
Sr. Nt. Series A
6.817% due 8/15/2018	500,000	556,501
Prudential Financial, Inc.
Sr. Nt.
7.375% due 6/15/2019	500,000	558,005
Symetra Financial Corp.
6.125% due 4/1/2016(2)(6)	300,000	254,347
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(2)	300,000	299,985
		1,929,463
Insurance - P&C — 1.0%
Ace INA Holdings, Inc.
5.80% due 3/15/2018	200,000	216,090
Allied World Assurance Co. Hldgs. Ltd.
7.50% due 8/1/2016	335,000	350,097
Allstate Life Global Funding Trust Nt.
5.375% due 4/30/2013	300,000	319,320
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	300,000	301,302
Liberty Mutual Group, Inc.
7.50% due 8/15/2036(2)	100,000	84,445
The Travelers Cos., Inc.
Sr. Nt.
5.75% due 12/15/2017	300,000	328,842
		1,600,096
Media - Cable — 1.7%
Comcast Corp.
6.45% due 3/15/2037	350,000	370,611
6.50% due 1/15/2017	500,000	548,784
DirecTV Holdings LLC
4.75% due 10/1/2014(2)	450,000	450,000
Time Warner Cable, Inc.
5.40% due 7/2/2012	400,000	427,408
5.85% due 5/1/2017	850,000	896,195
		2,692,998
Media - NonCable — 0.3%
Discovery Communications LLC
5.625% due 8/15/2019	300,000	307,859
News America Holdings, Inc.
8.00% due 10/17/2016	150,000	173,714
		481,573
Metals & Mining — 1.0%
Allegheny Technologies, Inc.
Sr. Nt.
9.375% due 6/1/2019	500,000	566,085
ArcelorMittal
Sr. Nt.
6.125% due 6/1/2018	300,000	295,547
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.375% due 4/1/2017	300,000	319,125
Noranda, Inc.
6.00% due 10/15/2015	200,000	203,326
Steel Dynamics, Inc.
6.75% due 4/1/2015	150,000	143,625
Vale Overseas Ltd.
6.25% due 1/23/2017	100,000	107,059
		1,634,767
Natural Gas - Pipelines — 0.8%
Boardwalk Pipelines LP
5.75% due 9/15/2019	400,000	399,347
Energy Transfer Partners LP
Sr. Nt.
8.50% due 4/15/2014	250,000	288,886
Enterprise Products Operating LLP
4.60% due 8/1/2012	120,000	124,339
8.375% due 8/1/2066(1)	100,000	93,500
Magellan Midstream Partners LP
6.55% due 7/15/2019	400,000	444,488
		1,350,560
Non Captive Consumer — 0.2%
Household Finance Corp.
6.375% due 11/27/2012	300,000	322,616
		322,616
Non Captive Diversified — 0.5%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	200,000	201,215
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	450,000	447,841
6.75% due 3/15/2032	200,000	204,185
		853,241
Pharmaceuticals — 1.1%
Abbott Laboratories
Sr. Nt.
5.125% due 4/1/2019	400,000	423,889
Amgen, Inc.
5.85% due 6/1/2017	100,000	109,986
Astrazeneca PLC
6.45% due 9/15/2037	150,000	176,494
Eli Lilly & Co.
Sr. Nt.
4.20% due 3/6/2014	500,000	530,518
Pfizer, Inc.
Sr. Nt.
6.20% due 3/15/2019	300,000	338,141

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Wyeth
5.95% due 4/1/2037	$125,000	$137,655
		1,716,683
Railroads — 0.3%
Canadian National Railway Co.
Sr. Nt.
5.85% due 11/15/2017	200,000	222,345
Norfolk Southern Corp.
6.75% due 2/15/2011	300,000	320,090
		542,435
Real Estate Investment Trusts — 1.1%
ERP Operating LP
5.375% due 8/1/2016	200,000	197,072
Highwoods Realty Ltd.
5.85% due 3/15/2017	150,000	132,110
Liberty Property LP
7.25% due 3/15/2011	200,000	207,815
PPF Funding, Inc.
5.35% due 4/15/2012(2)(6)	200,000	169,166
Regency Centers LP
6.75% due 1/15/2012	400,000	413,086
Simon Property Group LP
5.25% due 12/1/2016	300,000	295,710
Westfield Group
5.40% due 10/1/2012(2)	350,000	359,553
		1,774,512
Retailers — 0.8%
CVS Caremark Corp.
5.75% due 6/1/2017	225,000	240,864
Kohl’s Corp.
Sr. Nt.
6.25% due 12/15/2017	350,000	382,532
Macy’s Retail Holdings, Inc.
6.625% due 4/1/2011	350,000	353,618
Target Corp.
Sr. Nt.
7.00% due 1/15/2038	150,000	175,556
Wal-Mart Stores, Inc.
4.50% due 7/1/2015	150,000	161,531
		1,314,101
Supermarkets — 0.2%
New Albertsons, Inc.
Sr. Nt.
7.50% due 2/15/2011	350,000	359,625
		359,625
Technology — 1.5%
Agilent Technologies, Inc.
Sr. Nt.
5.50% due 9/14/2015	500,000	514,318
Cisco Systems, Inc.
5.50% due 2/22/2016	125,000	137,644
Computer Sciences Corp.
Sr. Nt. Series WI
6.50% due 3/15/2018	200,000	220,308
Corning, Inc.
Sr. Nt.
6.625% due 5/15/2019	500,000	546,988
International Business Machines Corp.
5.70% due 9/14/2017	100,000	110,208
Kla-Tencor Corp.
Sr. Nt.
6.90% due 5/1/2018	300,000	313,580
Microsoft Corp.
Sr. Nt.
4.20% due 6/1/2019	250,000	257,395
National Semiconductor Corp.
6.60% due 6/15/2017	250,000	247,065
		2,347,506
Tobacco — 0.1%
Philip Morris International, Inc.
Sr. Nt.
6.875% due 3/17/2014	200,000	228,473
		228,473
Wireless — 0.7%
New Cingular Wireless Services, Inc.
8.125% due 5/1/2012	300,000	342,303
Verizon Wireless Capital LLC
Sr. Nt.
5.55% due 2/1/2014(2)	300,000	324,204
Vodafone Group PLC
Sr. Nt.
5.45% due 6/10/2019	300,000	312,364
6.15% due 2/27/2037	100,000	106,934
		1,085,805
Wirelines — 1.4%
AT&T, Inc.
6.30% due 1/15/2038	400,000	419,057
Deutsche Telekom International Finance BV
8.75% due 6/15/2030(1)	250,000	323,756
France Telecom S.A.
7.75% due 3/1/2011(1)	200,000	216,555
8.50% due 3/1/2031(1)	115,000	159,008
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	400,000	412,500
Telecom Italia Capital
5.25% due 10/1/2015	150,000	155,291
Verizon Communications, Inc.
5.55% due 2/15/2016	225,000	243,630
6.40% due 2/15/2038	350,000	373,977
		2,303,774
Total Corporate Bonds (Cost $42,454,283)		44,912,961
Government Agencies — 2.1%
California State General Obligation
5.25% due 4/1/2014	200,000	207,728
Chicago Illinois Metropolitan Water Reclamation District Greater Chicago General Obligation
Build America Bonds-Taxable Direct Payment
5.72% due 12/1/2038	400,000	433,552
Illinois State Toll Highway Authority Toll Highway Revenue
Build America Bonds-Series A
6.184% due 1/1/2034	400,000	436,532
Korea Electric Power Corp.
Sr. Nt.
5.50% due 7/21/2014(2)	500,000	523,066
Oregon School Board Association
4.759% due 6/30/2028	200,000	179,318
Pemex Project Funding Master Trust
5.75% due 3/1/2018	175,000	173,031
Petrobras International Finance Co.
5.875% due 3/1/2018	250,000	259,309
Quebec Province
4.60% due 5/26/2015	250,000	267,659

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
RAS Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
6.75% due 9/30/2019(2)	$700,000	$784,898
Total Government Agencies (Cost $3,069,675)		3,265,093
Hybrid ARMS — 0.9%
FNMA
5.762% due 12/1/2036(1)(3)	708,276	747,152
6.217% due 8/1/2046(1)	671,589	713,561
Total Hybrid ARMS (Cost $1,389,950)		1,460,713
Mortgage Pass-Through Securities — 21.9%
FHLMC
5.50% due 9/1/2034 -12/1/2035	2,077,863	2,183,528
7.00% due 9/1/2038	599,277	649,334
FNMA
4.50% due 6/1/2038 -4/1/2039	4,557,914	4,623,271
5.00% due 4/1/2034 -11/1/2036	1,934,821	2,006,805
5.00% due 12/1/2039(7)	12,700,000	13,116,712
5.50% due 4/1/2022(3)	328,793	348,238
5.50% due 7/1/2037 -10/1/2038	6,612,042	6,928,763
6.00% due 8/1/2021 -7/1/2037	1,927,987	2,045,209
6.50% due 1/1/2013 -8/1/2038	1,943,911	2,078,178
7.00% due 6/1/2012 -6/1/2032	238,226	261,139
7.50% due 5/1/2027 -2/1/2031	184,909	207,083
8.00% due 6/1/2030 -9/1/2030	71,169	80,686
GNMA
6.00% due 12/15/2033	163,603	174,493
6.50% due 4/15/2033	282,566	304,872
Total Mortgage Pass-Through Securities (Cost $33,987,665)		35,008,311
Municipal Bonds — 2.0%
Arizona Water Infrastructure Finance Authority Revenue
Water Quality-Series A
5.00% due 10/1/2027	300,000	337,899
Colorado Housing & Finance Authority
Single Family Mortgage CL I-Series A
FHA Insured
5.50% due 11/1/2029	210,000	221,283
Connecticut State
Series F
5.00% due 12/1/2021	300,000	341,265
Gwinnett County Georgia School District General Obligation
5.00% due 2/1/2036	300,000	325,686
Massachusetts Bay Transportation Authority Revenue
Series A
5.25% due 7/1/2034	600,000	661,332
Massachusetts State Health & Educational Facilities Authority Revenue
Harvard University-Series B
5.00% due 10/1/2038	300,000	326,544
Harvard University-Series A
5.50% due 11/15/2036	340,000	389,504
New York State Dormitory Authority
Columbia University-Series C
5.00% due 7/1/2025	300,000	338,058
New York State Environmental Facilities Corp.
State Clean Water & Drinking Water Revenue
Series D
5.00% due 9/15/2032	300,000	322,989
Total Municipal Bonds (Cost $2,936,553)		3,264,560
U.S. Treasury — 9.6%
U.S. Treasury Bonds
4.25% due 5/15/2039	3,701,000	3,828,799
U.S. Treasury Notes
1.375% due 9/15/2012	4,169,000	4,161,834
2.375% due 9/30/2014	3,278,000	3,286,457
3.00% due 9/30/2016	1,635,000	1,641,514
3.625% due 8/15/2019	2,303,000	2,363,813
Total U.S. Treasury (Cost $15,065,036)		15,282,417
Short-Term Investments — 8.2%
Abbey National North America LLC
0.17% due 10/14/2009(3)	3,600,000	3,599,779

Nestle Finance International Ltd.
0.13% due 10/14/2009(3)	3,500,000	3,499,836
NetJets, Inc.
0.18% due 10/14/2009(3)	2,500,000	2,499,838
Toyota Motor Credit Corp.
0.18% due 10/14/2009(3)	3,500,000	3,499,773
Total Short-Term Investments (Cost $13,099,226)		13,099,226
Repurchase Agreements — 0.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $1,247,000, due 10/1/2009(8)	1,247,000	1,247,000
Total Repurchase Agreements (Cost $1,247,000)		1,247,000
Total Investments — 108.2% (Cost $169,612,852)		172,986,375
Other Liabilities, Net — (8.2)%		(13,057,568)
Total Net Assets — 100.0%		$159,928,807

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $11,372,747, representing 7.1% of net assets of which $10,949,234 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Securities are segregated to cover TBAs.

(4)	Maturity is perpetual. Maturity date presented represents the next call date.

(5)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Investment Quality Bond Fund (continued)

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	$200,000	$200,312	$20

(6)	The table below presents securities deemed illiquid by the investment adviser.

Security	Principal Amount	Cost	Value	Acquisition Date	% of Fund’s Net Assets
PPF Funding, Inc.	$200,000	$199,964	$169,166	4/04/2007	0.11%
Symetra Financial Corp.	300,000	298,671	254,347	3/23/2006	0.16%

(7)	TBA - To be announced.

(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$1,274,400

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Asset Backed Securities	$—	$16,035,977	$—	$16,035,977
Collateralized Mortgage Obligations	—	15,388,791	—	15,388,791
Commercial Mortgage Backed Securities	—	24,021,326	—	24,021,326
Corporate Bonds	—	44,912,961	—	44,912,961
Government Agencies	—	3,265,093	—	3,265,093
Hybrid ARMS	—	1,460,713	—	1,460,713
Mortgage Pass-Through Securities	—	35,008,311	—	35,008,311
Municipal Bonds	—	3,264,560	—	3,264,560
U.S. Treasury	—	15,282,417	—	15,282,417
Short-Term Investments	—	13,099,226	—	13,099,226
Repurchase Agreements	—	1,247,000	—	1,247,000
Total	$—	$172,986,375	$—	$172,986,375

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund

September 30, 2009 (unaudited)	Principal Amount	Value
Asset Backed Securities — 15.7%
American Express Credit Account Master Trust
2009-2 A
1.496% due 3/15/2017	$750,000	$763,706
Ameriquest Mortgage Securities, Inc.
2003-5 A6
4.541% due 4/25/2033(1)	244,363	182,640
Bank of America Auto Trust
2009-1A A3
2.67% due 7/15/2013(2)	1,500,000	1,515,522
2009-2A A4
3.03% due 10/15/2016(2)	1,500,000	1,505,431
BMW Vehicle Lease Trust
2009-1 A3
2.91% due 3/15/2012	1,000,000	1,018,428
Capital One Multi-Asset Execution Trust
2005-A7 A7
4.70% due 6/15/2015	550,000	585,526
2006-A2 A
4.85% due 11/15/2013	200,000	208,805
2008-A5 A5
4.85% due 2/18/2014	800,000	842,018
Capital One Prime Auto Receivables Trust
2006-2 A4
4.94% due 7/15/2012	461,538	472,265
CenterPoint Energy Transition Bond Co. LLC
2008-AA1
4.192% due 2/1/2020	889,956	935,676
2001-1 A4
5.63% due 9/15/2015	526,600	571,820
Chase Funding Mortgage Loan Trust
2004-1 1A6
4.266% due 6/25/2015	361,394	324,308
Chase Issuance Trust
2005-A10 A10
4.65% due 12/17/2012	430,000	446,970
2007-A15 A
4.96% due 9/17/2012	580,000	603,081
Citibank Credit Card Issuance Trust
2006-A4 A4
5.45% due 5/10/2013	738,000	785,048
CitiFinancial Mortgage Securities, Inc.
2003-3 AF5
4.553% due 8/25/2033(1)	278,967	233,025
CNH Equipment Trust
2009-B A3
2.97% due 3/15/2013	1,300,000	1,321,376
2007-C A4A
5.42% due 3/17/2014	575,000	598,255
Detroit Edison Securitization Funding LLC
2001-1 A4
6.19% due 3/1/2013	127,275	133,549
GE Capital Credit Card Master Note Trust
2009-3 A
2.54% due 9/15/2014	1,800,000	1,799,661
GE Equipment Midticket LLC
2009-1 A3
2.34% due 6/17/2013	1,100,000	1,100,565
Harley-Davidson Motorcycle Trust
2009-1 A3
3.19% due 11/15/2013	670,000	684,080
Honda Auto Receivables Owner Trust
2009-3 A3
2.31% due 5/15/2013	1,500,000	1,523,026
Hyundai Auto Receivables Trust
2009-A A4
3.15% due 3/15/2016	1,700,000	1,700,589
Mercedes-Benz Auto Receivables Trust
2009-1 A3
1.67% due 1/15/2014	2,000,000	1,999,950
Nissan Auto Lease Trust
2009-B A3
2.07% due 1/15/2015	700,000	701,742
Nissan Auto Receivables Owner Trust
2008-B A3
4.46% due 4/16/2012	400,000	413,497
2007-B A3
5.03% due 5/16/2011	1,480,726	1,503,987
PG&E Energy Recovery Funding LLC
2005-1 A5
4.47% due 12/25/2014	580,000	616,085
PSE&G Transition Funding LLC
2001-1 A5
6.45% due 3/15/2013	428,831	449,147
Public Service New Hampshire Funding LLC
2001-1 A3
6.48% due 5/1/2015	503,396	548,720
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5
4.66% due 2/25/2032	127,169	122,766
2002-RS4 AI5
6.163% due 8/25/2032(1)	25,408	9,188
Vanderbilt Acquisition Loan Trust
2002-1 A3
5.70% due 9/7/2023	77,640	77,521
Wachovia Auto Owner Trust
2008-A A3A
4.81% due 9/20/2012	1,875,000	1,942,343
West Penn Funding LLC Transition Bonds
2005-A A1
4.46% due 12/27/2010(2)	81,595	82,757
Total Asset Backed Securities (Cost $28,070,821)		28,323,073
Collateralized Mortgage Obligations — 0.9%
Countrywide Alternative Loan Trust
2004-35T2 A1
6.00% due 2/25/2035	815,198	703,362
FHLMC
2598 QC
4.50% due 6/15/2027	11,413	11,415
1534 Z
5.00% due 6/15/2023	147,099	147,758
20 H
5.50% due 10/25/2023	72,348	77,545
FNMA
2003-24 PU
3.50% due 11/25/2015	68,128	68,829
2003-63 GU
4.00% due 7/25/2033	26,024	26,738
2005-39 CL
5.00% due 12/25/2021	179,622	186,007
2006-45 AC
5.50% due 6/25/2036	92,632	93,933
2002-52 PB
6.00% due 2/25/2032	293,445	308,448
GNMA
2002-93 NV
4.75% due 2/20/2032	18,367	18,739

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Residential Asset Mortgage Products, Inc.
2005-SL1 A4
6.00% due 5/25/2032	$90,522	$86,449
Total Collateralized Mortgage Obligations (Cost $1,677,920)		1,729,223
Commercial Mortgage-Backed Securities — 19.2%
Banc of America Commercial Mortgage, Inc.
2003-2 A3
4.873% due 3/11/2041	1,750,000	1,816,627
2001-PB1 A2
5.787% due 5/11/2035	1,837,554	1,898,452
Bear Stearns Commercial Mortgage Securities
2003-T10 A2
4.74% due 3/13/2040	1,600,000	1,653,109
1999-C1 B
6.20% due 2/14/2031	1,451,698	1,522,542
CDC Commercial Mortgage Trust
2002-FX1 B
5.856% due 5/15/2035	2,000,000	2,099,741
Commercial Mortgage Asset Trust
1999-C1 A3
6.64% due 1/17/2032	103,662	104,114
Commercial Mortgage Pass-Through Certificates
2003-LB1A A1
3.251% due 6/10/2038	728,185	727,360
2004-LB2A A3
4.221% due 3/10/2039	1,396,180	1,410,514
Crown Castle Towers LLC
2005-1A AFX
4.643% due 6/15/2035(2)	2,220,000	2,220,000
CS First Boston Mortgage Securities Corp.
2002-CP5 A1
4.106% due 12/15/2035	1,070,350	1,088,523
2004-C5 A2
4.183% due 11/15/2037	240,850	240,308
2001-CP4 A4
6.18% due 12/15/2035	893,044	934,441
2001-CK1 A3
6.38% due 12/18/2035	898,835	930,065
First Union-Lehman Brothers Commercial Mortgage Securities, Inc.
1997-C2 D
7.12% due 11/18/2029	580,000	621,295
Four Times Square Trust
2000-4TS A2
7.795% due 4/15/2015(2)	607,000	629,244
GE Capital Commercial Mortgage Corp.
2003-C2 A2
4.17% due 7/10/2037	736,080	743,629
GMAC Commercial Mortgage Securities, Inc.
2003-C2 A2
5.667% due 5/10/2040(1)	860,000	897,061
Greenwich Capital Commercial Funding Corp.
2005-GG3 A2
4.305% due 8/10/2042	267,798	266,232
GS Mortgage Securities Corp. II
2004-GG2 A3
4.602% due 8/10/2038	251,089	250,805
Hilton Hotel Pool Trust
2000-HLTA A1
7.055% due 10/3/2015(2)	520,461	540,379
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1
3.053% due 1/15/2038	50,470	50,442
2002-C1 A2
4.914% due 7/12/2037	1,403,904	1,435,070
2001-C1 A3
5.857% due 10/12/2035	345,000	363,306
2001-CIBC A3
6.26% due 3/15/2033	1,165,686	1,203,361
J.P. Morgan Commercial Mortgage Finance Corp.
2000-C9 A2
7.77% due 10/15/2032	1,727	1,726
LB UBS Comm’l. Mortgage Trust
2002-C7 A4
4.96% due 12/15/2031	1,500,000	1,537,492
2002-C1 A4
6.462% due 3/15/2031	1,500,000	1,594,693
Morgan Stanley Capital I
2004-HQ3 A3
4.49% due 1/13/2041	1,600,000	1,626,001
2003-T11 A3
4.85% due 6/13/2041	917,000	936,079
2005-HQ7 AAB
5.354% due 11/14/2042(1)	1,253,000	1,306,114
PNC Mortgage Acceptance Corp.
2000-C1 A2
7.61% due 2/15/2010	57,219	57,737
Prudential Securities Secured Financing Corp.
1998-C1 D
7.184% due 1/15/2013(1)	205,982	211,665
Salomon Brothers Mortgage Securities VII, Inc.
2002-KEY2 A2
4.467% due 3/18/2036	1,268,957	1,298,804
1999-C1 G
7.064% due 5/18/2032(1)(2)	1,258,000	1,318,629
Wachovia Bank Commercial Mortgage Trust
2005-C21 APB
5.348% due 10/15/2044(1)	1,000,000	1,039,050
Total Commercial Mortgage-Backed Securities (Cost $33,991,219)		34,574,610
Corporate Bonds — 38.0%
Aerospace & Defense — 0.8%
L-3 Communications Corp.
Sr. Nt.
7.625% due 6/15/2012	1,250,000	1,267,187
Raytheon Co.
Sr. Nt.
4.85% due 1/15/2011	240,000	250,193
		1,517,380
Automotive — 1.0%
Daimler Finance North America LLC
4.875% due 6/15/2010	500,000	509,702
5.875% due 3/15/2011	500,000	518,859
Ford Motor Credit Co. LLC
Sr. Nt.
8.625% due 11/1/2010	750,000	758,693
		1,787,254
Banking — 5.2%
American Express Travel Related Services Co., Inc.
Sr. Nt.
5.25% due 11/21/2011(2)	1,000,000	1,032,969

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Citigroup, Inc.
Sr. Nt.
5.10% due 9/29/2011	$1,000,000	$1,028,340
Countrywide Home Loans, Inc.
Ser. L
4.00% due 3/22/2011	850,000	863,884
Credit Suisse/New York NY
Sr. Nt.
3.45% due 7/2/2012	950,000	969,490
Merrill Lynch & Co., Inc.
Sr. Nt. Ser. B
4.50% due 11/4/2010	1,000,000	1,018,331
Morgan Stanley
Sr. Nt.
5.05% due 1/21/2011	1,250,000	1,292,994
PNC Funding Corp.
4.50% due 3/10/2010	350,000	353,924
Rabobank Nederland N.V.
Nt.
2.65% due 8/17/2012(2)	750,000	758,168
Sovereign Bancorp, Inc.
Sr. Nt.
4.80% due 9/1/2010	350,000	360,249
The Goldman Sachs Group, Inc.
Sr. Nt.
3.625% due 8/1/2012	1,000,000	1,026,599
4.50% due 6/15/2010	300,000	307,717
Wachovia Mortgage FSB
Sr. Nt.
4.125% due 12/15/2009	300,000	302,026
		9,314,691
Building Materials — 1.6%
CRH America, Inc.
5.625% due 9/30/2011	950,000	986,939
Lafarge S.A.
Sr. Nt.
6.15% due 7/15/2011	950,000	989,463
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	850,000	842,403
		2,818,805
Consumer Products — 0.5%
Clorox Co.
Sr. Nt.
4.20% due 1/15/2010	325,000	328,178
Whirlpool Corp.
Nt.
8.00% due 5/1/2012	500,000	539,701
		867,879
Diversified Manufacturing — 0.2%
Textron Financial Corp.
5.125% due 11/1/2010	350,000	350,101
		350,101
Electric — 3.4%
Allegheny Energy Supply Co. LLC
Sr. Nt.
7.80% due 3/15/2011	700,000	741,609
MidAmerican Energy Holdings Co.
Sr. Nt.
3.15% due 7/15/2012	1,250,000	1,265,426
National Rural Utilities Cooperative Finance Corp.
Sr. Sec. Nt.
2.625% due 9/16/2012	1,050,000	1,055,633
NiSource Finance Corp.
Sr. Nt.
7.875% due 11/15/2010	850,000	894,213
Oncor Electric Delivery Co.
Sr. Sec. Nt.
6.375% due 5/1/2012	750,000	814,423
Pacific Gas & Electric Co.
Sr. Nt.
4.20% due 3/1/2011	650,000	672,835
Virginia Electric and Power Co.
Sr. Nt.
4.50% due 12/15/2010	726,000	748,956
		6,193,095
Energy - Independent — 0.6%
Anadarko Finance Co.
Ser. B
6.75% due 5/1/2011	650,000	690,764
XTO Energy, Inc.
5.00% due 8/1/2010	350,000	360,719
		1,051,483
Energy - Integrated — 0.7%
BP Capital Markets PLC
3.125% due 3/10/2012	650,000	671,499
Chevron Corp.
3.45% due 3/3/2012	500,000	520,533
		1,192,032
Entertainment — 0.3%
Time Warner, Inc.
5.50% due 11/15/2011	500,000	531,602
		531,602
Environmental — 0.6%
Allied Waste North America, Inc.
6.375% due 4/15/2011	650,000	678,050
Sr. Sec. Nt.
6.50% due 11/15/2010	350,000	361,375
		1,039,425
Food & Beverage — 1.4%
Anheuser-Busch Cos., Inc.
5.625% due 10/1/2010	375,000	387,917
Diageo Finance BV
3.875% due 4/1/2011	600,000	617,224
Kraft Foods, Inc.
Sr. Nt.
5.625% due 11/1/2011	500,000	531,986
PepsiAmericas, Inc.
5.625% due 5/31/2011	450,000	479,276
SABMiller PLC
6.20% due 7/1/2011(2)	500,000	533,211
		2,549,614
Health Care — 2.2%
AmerisourceBergen Corp.
5.625% due 9/15/2012	750,000	795,393
CareFusion Corp.
Sr. Nt.
4.125% due 8/1/2012(2)	1,085,000	1,113,747
Express Scripts, Inc.
Sr. Nt.
5.25% due 6/15/2012	1,200,000	1,273,847
Fresenius Medical Care Capital Trust IV
7.875% due 6/15/2011	850,000	864,875
		4,047,862

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Insurance - Health — 0.2%
UnitedHealth Group, Inc.
Sr. Nt.
5.125% due 11/15/2010	$350,000	$361,424
		361,424
Insurance - Life — 1.8%
Lincoln National Corp.
Sr. Nt.
5.65% due 8/27/2012	800,000	829,694
Metropolitan Life Global Funding I
Nt.
2.875% due 9/17/2012(2)	800,000	796,674
Sr. Sec. Nt.
4.50% due 5/5/2010(2)	400,000	405,068
Prudential Financial, Inc.
Sr. Nt. Ser. D
5.10% due 12/14/2011	1,200,000	1,248,069
		3,279,505
Insurance - P&C — 0.4%
CNA Financial Corp.
Sr. Nt.
6.00% due 8/15/2011	750,000	753,254
		753,254
Media - Cable — 1.2%
Comcast Corp.
5.45% due 11/15/2010	500,000	519,751
Cox Communications, Inc.
4.625% due 1/15/2010	350,000	353,192
Time Warner Cable, Inc.
5.40% due 7/2/2012	1,200,000	1,282,225
		2,155,168
Media - NonCable — 0.4%
Rainbow National Services LLC
8.75% due 9/1/2012(2)	800,000	816,000
		816,000
Metals & Mining — 1.8%
BHP Billiton Finance USA Ltd.
5.00% due 12/15/2010	350,000	362,181
Rio Tinto Alcan, Inc.
Sr. Nt.
6.45% due 3/15/2011	900,000	942,105
Steel Dynamics, Inc.
7.375% due 11/1/2012	750,000	757,500
Xstrata Finance Canada Ltd.
5.50% due 11/16/2011(2)	1,200,000	1,247,946
		3,309,732
Natural Gas - Distributors — 0.2%
ONEOK, Inc.
7.125% due 4/15/2011	290,000	310,613
		310,613
Natural Gas - Pipelines — 2.0%
Energy Transfer Partners LP
Sr. Nt.
5.65% due 8/1/2012	1,000,000	1,054,530
Enterprise Products Operating LLP
4.95% due 6/1/2010	850,000	863,252
Kinder Morgan Energy Partners LP
7.125% due 3/15/2012	550,000	600,696
Plains All American Pipeline LP
4.25% due 9/1/2012	1,000,000	1,028,015
		3,546,493
Non Captive Diversified — 0.7%
GATX Corp.
Sr. Nt.
4.75% due 10/1/2012	1,200,000	1,207,292
		1,207,292
Packaging — 0.6%
Ball Corp.
Note
6.875% due 12/15/2012	1,000,000	1,007,500
		1,007,500
Pharmaceuticals — 1.5%
Eli Lilly & Co.
Sr. Nt.
3.55% due 3/6/2012	650,000	680,686
Merck & Co., Inc.
Sr. Nt.
1.875% due 6/30/2011	700,000	707,756
Pfizer, Inc.
Sr. Nt.
4.45% due 3/15/2012	650,000	690,444
Roche Holdings, Inc.
4.50% due 3/1/2012(2)	550,000	581,968
		2,660,854
Real Estate Investment Trusts — 3.6%
Camden Property Trust
Sr. Nt.
5.875% due 11/30/2012	750,000	783,374
Liberty Property LP
Sr. Nt.
6.375% due 8/15/2012	1,000,000	1,033,336
ProLogis
Sr. Nt.
5.50% due 4/1/2012	1,000,000	988,097
Regency Centers LP
6.75% due 1/15/2012	1,200,000	1,239,258
7.95% due 1/15/2011	350,000	363,897
Simon Property Group LP
Sr. Nt.
4.875% due 3/18/2010	350,000	353,023
5.00% due 3/1/2012	750,000	773,405
Westfield Capital Corp. Ltd.
4.375% due 11/15/2010(2)	1,000,000	1,014,669
		6,549,059
Retailers — 1.2%
Macy’s Retail Holdings, Inc.
6.625% due 4/1/2011	1,100,000	1,111,370
The Home Depot, Inc.
Sr. Nt.
5.20% due 3/1/2011	1,000,000	1,038,850
		2,150,220
Supermarkets — 0.9%
New Albertsons, Inc.
Sr. Nt.
7.50% due 2/15/2011	750,000	770,625
Safeway, Inc.
4.95% due 8/16/2010	300,000	309,908
The Kroger Co.
6.80% due 4/1/2011	550,000	589,039
		1,669,572
Technology — 1.4%
Agilent Technologies, Inc.
Sr. Nt.
4.45% due 9/14/2012	1,300,000	1,314,137

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Hewlett-Packard Co.
Sr. Nt.
4.25% due 2/24/2012	$500,000	$528,281
National Semiconductor Corp.
Sr. Nt.
6.15% due 6/15/2012	750,000	782,584
		2,625,002
Wireless — 0.4%
Verizon Wireless Capital LLC
Sr. Nt.
5.25% due 2/1/2012(2)	600,000	640,696
		640,696
Wirelines — 1.2%
Qwest Corp.
Sr. Nt.
7.875% due 9/1/2011	1,200,000	1,237,500
Telecom Italia Capital S.A.
4.875% due 10/1/2010	950,000	976,516
		2,214,016
Total Corporate Bonds (Cost $67,180,619)		68,517,623
Government Agencies — 5.2%
Bank of America Corp.
2.10% due 4/30/2012	1,000,000	1,014,032
3.125% due 6/15/2012	450,000	468,035
FHLMC
2.50% due 3/23/2012	1,910,000	1,924,923
FNMA
2.00% due 4/1/2011	1,495,000	1,506,471
5.00% due 10/15/2011	760,000	823,265
5.125% due 4/15/2011	1,800,000	1,921,297
General Electric Capital Corp.
2.20% due 6/8/2012	450,000	456,956
PNC Funding Corp.
2.30% due 6/22/2012	450,000	458,079
Ras Laffan Liquefied Natural Gas Co. Ltd.
Sr. Sec. Nt.
4.50% due 9/30/2012(2)	750,000	776,796
Total Government Agencies (Cost $9,082,895)		9,349,854
Hybrid ARMS — 0.1%
FNMA
6.217% due 8/1/2046(1)	235,182	249,880
Total Hybrid ARMS (Cost $237,350)		249,880
Mortgage-Backed Securities — 0.2%
FHLMC
7.00% due 9/1/2038	287,653	311,680
Total Mortgage-Backed Securities (Cost $299,356)		311,680
U.S. Treasury — 18.3%
U.S. Treasury Notes
1.00% due 9/30/2011	23,881,000	23,899,651
1.375% due 9/15/2012	9,062,000	9,046,423
Total U.S. Treasury (Cost $32,912,547)		32,946,074
Repurchase Agreements — 5.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.01%, dated 9/30/2009, maturity value of $9,236,003, due 10/1/2009(3)	9,236,000	9,236,000
Total Repurchase Agreements (Cost $9,236,000)		9,236,000
Total Investments — 102.7% (Cost $182,688,727)		185,238,017
Other Liabilities, Net — (2.7)%		(4,822,063)
Total Net Assets — 100.0%		$180,415,954

(1)	Variable rate security. The rate shown is the rate in effect at September 30, 2009.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $17,529,874, representing 9.7% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$9,423,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Low Duration Bond Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$28,323,073	$—	$28,323,073
Collateralized Mortgage Obligations	—	1,729,223	—	1,729,223
Commercial Mortgage-Backed Securities	—	34,574,610	—	34,574,610
Corporate Bonds	—	68,517,623	—	68,517,623
Government Agencies	—	9,349,854	—	9,349,854
Hybrid ARMS	—	249,880	—	249,880
Mortgage-Backed Securities	—	311,680	—	311,680
U.S. Treasury	—	32,946,074	—	32,946,074
Repurchase Agreements	—	9,236,000	—	9,236,000
Total	$—	$185,238,017	$—	$185,238,017

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund

September 30, 2009 (unaudited)	Principal Amount	Value
Corporate Bonds — 96.0%
Aerospace & Defense — 1.7%
BE Aerospace, Inc.
Sr. Nt.
8.50% due 7/1/2018	$460,000	$471,500
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	180,000	179,100
6.375% due 10/15/2015	600,000	606,000
Moog, Inc.
Sr. Sub. Nt.
7.25% due 6/15/2018	450,000	432,000
		1,688,600
Airlines — 0.3%
Delta Air Lines, Inc.
Sr. Sec. Nt.
9.50% due 9/15/2014(1)	270,000	270,000
		270,000
Automotive — 4.9%
Ford Motor Credit Co. LLC
Sr. Nt.
7.25% due 10/25/2011	2,550,000	2,476,583
7.50% due 8/1/2012	120,000	115,220
8.00% due 12/15/2016	700,000	649,436
8.70% due 10/1/2014	510,000	499,571
9.875% due 8/10/2011	570,000	578,092
Goodyear Tire & Rubber Co.
5.01% due 12/1/2009(2)	140,000	139,825
Sr. Nt.
8.625% due 12/1/2011	91,000	93,958
10.50% due 5/15/2016	170,000	184,450
Titan International, Inc.
Sr. Nt.
8.00% due 1/15/2012	160,000	154,800
		4,891,935
Banking — 1.1%
Bank of America Corp.
Ser. M
8.125% due 5/15/2018(2)(3)	650,000	577,876
Zions Bancorporation
Sr. Nt.
7.75% due 9/23/2014	550,000	492,250
		1,070,126
Brokerage — 0.6%
E*Trade Financial Corp.
Sr. Nt.
12.50% due 11/30/2017(4)	550,000	610,500
		610,500
Building Materials — 2.5%
Masco Corp.
Sr. Nt.
5.875% due 7/15/2012	910,000	901,866
Mohawk Industries, Inc.
Sr. Nt.
6.875% due 1/15/2016	330,000	328,394
Norcraft Cos. L.P.
Sr. Sub. Nt.
9.00% due 11/1/2011	500,000	500,000
Texas Industries, Inc.
7.25% due 7/15/2013	760,000	729,600
		2,459,860
Chemicals — 0.9%
Huntsman International LLC
5.50% due 6/30/2016(1)	270,000	229,500
Koppers, Inc.
Sr. Nt.
9.875% due 10/15/2013	398,000	410,935
Olin Corp.
Sr. Nt.
8.875% due 8/15/2019	280,000	292,600
		933,035
Construction Machinery — 1.4%
Terex Corp.
Sr. Sub. Nt.
8.00% due 11/15/2017	290,000	266,075
Sr. Nt.
10.875% due 6/1/2016	500,000	545,000
United Rentals NA, Inc.
Sr. Sub. Nt.
7.75% due 11/15/2013	640,000	576,000
		1,387,075
Consumer Cyclical Services — 1.7%
Corrections Corp. of America
7.75% due 6/1/2017	540,000	557,550
NCO Group, Inc.
Sr. Nt.
5.315% due 11/15/2013(2)	165,000	122,100
Sr. Sub. Nt.
11.875% due 11/15/2014	180,000	111,600
Service Corp. International
Sr. Nt.
7.625% due 10/1/2018	490,000	493,675
Travelport LLC
Sr. Nt.
4.986% due 9/1/2014(2)	440,000	369,600
		1,654,525
Consumer Products — 1.0%
Acco Brands Corp.
Sr. Sec. Nt.
10.625% due 3/15/2015(1)	410,000	428,450
Elizabeth Arden, Inc.
Sr. Sub. Nt.
7.75% due 1/15/2014	410,000	389,500
Jarden Corp.
Sr. Nt.
8.00% due 5/1/2016	170,000	174,250
		992,200
Diversified Manufacturing — 0.1%
ESCO Corp.
Sr. Nt.
8.625% due 12/15/2013(1)	90,000	88,200
		88,200
Electric — 7.6%
CMS Energy Corp.
Sr. Nt.
6.55% due 7/17/2017	530,000	517,378
Dynegy Holdings, Inc.
Sr. Nt.
7.75% due 6/1/2019	460,000	392,150
Edison Mission Energy
Sr. Nt.
7.00% due 5/15/2017	800,000	668,000
Midwest Generation LLC
Ser. B
8.56% due 1/2/2016	442,444	449,081
Mirant Americas Generation LLC
Sr. Nt.
8.30% due 5/1/2011	180,000	183,150
Mirant Mid Atlantic Pass Through Tr.
Ser. A

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
8.625% due 6/30/2012	$187,626	$190,909
Ser. B
9.125% due 6/30/2017	429,373	433,667
Mirant North America LLC
7.375% due 12/31/2013	380,000	378,100
North American Energy Alliance LLC
Sr. Sec. Nt.
10.875% due 6/1/2016(1)	160,000	164,800
NRG Energy, Inc.
Sr. Nt.
7.375% due 1/15/2017	645,000	624,037
RRI Energy, Inc.
Sr. Nt.
7.625% due 6/15/2014	360,000	353,250
7.875% due 6/15/2017	560,000	546,700
Sierra Pacific Resources
Sr. Nt.
8.625% due 3/15/2014	557,000	573,014
Texas Competitive Electric Holdings Co. LLC
Ser. A
10.25% due 11/1/2015(5)	1,180,000	849,600
Ser. B
10.25% due 11/1/2015(5)	740,000	532,800
The AES Corp.
Sr. Nt.
8.00% due 10/15/2017 -6/1/2020	720,000	719,550
		7,576,186
Energy - Independent — 10.1%
Atlas Energy Operating Co. LLC
10.75% due 2/1/2018(1)	210,000	217,875
12.125% due 8/1/2017	280,000	301,700
Berry Petroleum Co.
Sr. Sub. Nt.
8.25% due 11/1/2016	110,000	105,600
Sr. Nt.
10.25% due 6/1/2014	450,000	480,375
Chaparral Energy, Inc.
Sr. Nt.
8.50% due 12/1/2015	865,000	696,325
Chesapeake Energy Corp.
6.875% due 1/15/2016	360,000	341,100
7.50% due 9/15/2013	220,000	218,625
Sr. Nt.
7.625% due 7/15/2013	300,000	298,125
9.50% due 2/15/2015	500,000	526,250
Connacher Oil and Gas Ltd.
Sr. Sec. Nt.
10.25% due 12/15/2015(1)	600,000	489,000
11.75% due 7/15/2014(1)	300,000	319,500
Continental Resources, Inc.
Sr. Nt.
8.25% due 10/1/2019(1)	270,000	277,425
Denbury Resources, Inc.
7.50% due 4/1/2013 -12/15/2015	610,000	606,775
9.75% due 3/1/2016	320,000	340,000
Linn Energy LLC
11.75% due 5/15/2017(1)	280,000	301,700
OPTI Canada, Inc.
Sr. Sec. Nt.
7.875% due 12/15/2014	200,000	153,000
8.25% due 12/15/2014	1,135,000	879,625
PetroHawk Energy Corp.
7.875% due 6/1/2015	290,000	285,650
Quicksilver Resources, Inc.
7.125% due 4/1/2016	860,000	746,050
8.25% due 8/1/2015	270,000	263,250
Sr. Nt.
11.75% due 1/1/2016	400,000	441,000
SandRidge Energy, Inc.
8.625% due 4/1/2015(4)	280,000	277,550
Sr. Nt.
9.875% due 5/15/2016(1)	250,000	260,625
Stone Energy Corp.
Sr. Sub. Nt.
6.75% due 12/15/2014	550,000	418,000
Venoco, Inc.
Sec. Nt.
8.75% due 12/15/2011	340,000	343,400
Whiting Petroleum Corp.
Sr. Sub. Nt.
7.00% due 2/1/2014	400,000	395,000
		9,983,525
Energy - Oilfield Services — 1.8%
Allis-Chalmers Energy, Inc.
9.00% due 1/15/2014	570,000	464,550
Basic Energy Services, Inc.
Sr. Sec. Nt.
11.625% due 8/1/2014(1)	250,000	265,000
Compagnie Generale de Geophysique-Veritas
Sr. Nt.
7.75% due 5/15/2017	85,000	84,362
Complete Production Services, Inc.
Sr. Nt.
8.00% due 12/15/2016	370,000	336,700
Helix Energy Solutions Group, Inc.
Sr. Nt.
9.50% due 1/15/2016(1)	360,000	360,000
Stallion Oilfield Services
Sr. Nt.
9.75% due 2/1/2015(1)(6)	580,000	266,800
		1,777,412
Energy - Refining — 0.2%
Western Refining, Inc.
Sr. Sec. Nt.
11.25% due 6/15/2017(1)	200,000	189,000
		189,000
Entertainment — 0.4%
WMG Acquisition Corp.
Sr. Sec. Nt.
9.50% due 6/15/2016(1)	340,000	358,700
		358,700
Food & Beverage — 2.3%
Aramark Corp.
Sr. Nt.
3.983% due 2/1/2015(2)	135,000	117,113
8.50% due 2/1/2015	855,000	862,481
Constellation Brands, Inc.
Ser. B
7.25% due 5/15/2017	180,000	179,100
8.125% due 1/15/2012	160,000	160,000
Michael Foods, Inc.
Sr. Sub. Nt.
8.00% due 11/15/2013	808,000	820,120
Smithfield Foods, Inc.
Sr. Sec. Nt.
10.00% due 7/15/2014(1)	170,000	178,500
		2,317,314
Gaming — 4.2%
Boyd Gaming Corp.
Sr. Sub. Nt.
6.75% due 4/15/2014	200,000	179,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
7.125% due 2/1/2016	$400,000	$352,000
Harrah’s Operating Co., Inc.
Sr. Sec. Nt.
10.00% due 12/15/2018(1)	630,000	500,850
MGM Mirage, Inc.
Sr. Nt.
7.50% due 6/1/2016	340,000	263,500
Sr. Sec. Nt.
10.375% due 5/15/2014(1)	140,000	149,450
11.125% due 11/15/2017(1)	290,000	316,825
Sr. Nt.
11.375% due 3/1/2018(1)	160,000	150,400
Sr. Sec. Nt.
13.00% due 11/15/2013(1)	340,000	389,300
Pokagon Gaming Authority
Sr. Nt.
10.375% due 6/15/2014(1)	186,000	193,440
Scientific Games Corp.
7.875% due 6/15/2016(1)	590,000	582,625
Scientific Games International, Inc.
Nt.
9.25% due 6/15/2019(1)	340,000	353,600
Snoqualmie Entertainment Authority
Sr. Nt.
9.125% due 2/1/2015(1)	545,000	288,850
Wynn Las Vegas LLC
6.625% due 12/1/2014	500,000	476,250
		4,196,090
Healthcare — 7.1%
Alliance Imaging, Inc.
Sr. Sub. Nt.
7.25% due 12/15/2012	1,060,000	1,022,900
Apria Healthcare Group, Inc.
Sr. Sec. Nt.
12.375% due 11/1/2014(1)	140,000	149,450
Bio-Rad Laboratories, Inc.
Sr. Sub. Nt.
7.50% due 8/15/2013	300,000	307,500
8.00% due 9/15/2016(1)	425,000	440,937
Community Health Systems, Inc.
8.875% due 7/15/2015	60,000	61,500
DaVita, Inc.
7.25% due 3/15/2015	570,000	564,300
Fresenius Medical Care Capital Tr.
7.875% due 6/15/2011	570,000	579,975
HCA, Inc.
Sr. Nt.
6.75% due 7/15/2013	570,000	545,775
Sr. Sec. Nt.
7.875% due 2/15/2020(1)	250,000	250,938
8.50% due 4/15/2019(1)	340,000	355,300
Sec. Nt.
9.125% due 11/15/2014	922,000	951,965
9.25% due 11/15/2016	630,000	651,262
Sr. Sec. Nt.
9.875% due 2/15/2017(1)	280,000	296,800
Health Management Associates, Inc.
Sr. Nt.
6.125% due 4/15/2016	550,000	511,500
US Oncology, Inc.
Sr. Sec. Nt.
9.125% due 8/15/2017(1)	300,000	315,750
		7,005,852
Home Construction — 0.5%
KB Home
6.375% due 8/15/2011	63,000	63,630
9.10% due 9/15/2017	170,000	182,750
The Ryland Group, Inc.
5.375% due 5/15/2012	290,000	290,000
		536,380
Industrial - Other — 0.3%
Belden, Inc.
9.25% due 6/15/2019(1)	340,000	353,600
		353,600
Insurance - Life — 0.4%
UnumProvident Finance Co.
Sr. Nt.
6.85% due 11/15/2015(1)	400,000	399,980
		399,980
Lodging — 2.4%
Host Hotels & Resorts L.P.
Sr. Nt.
9.00% due 5/15/2017(1)	170,000	180,200
Host Marriott L.P.
Sr. Nt. Ser. O
6.375% due 3/15/2015	900,000	852,750
Royal Caribbean Cruises Ltd.
Sr. Nt.
6.875% due 12/1/2013	360,000	335,700
7.00% due 6/15/2013	540,000	514,350
Starwood Hotels & Resorts Worldwide, Inc.
Sr. Nt.
7.875% due 10/15/2014	510,000	534,225
		2,417,225
Media - Cable — 4.6%
Cablevision Systems Corp.
Sr. Nt.
8.00% due 4/15/2012(2)	510,000	531,675
CSC Holdings, Inc.
Sr. Nt. Ser. B
7.625% due 4/1/2011	400,000	415,000
Sr. Nt.
8.50% due 4/15/2014 -6/15/2015(1)	610,000	640,500
8.625% due 2/15/2019(1)	160,000	169,200
DISH DBS Corp.
Sr. Nt.
7.875% due 9/1/2019(1)	820,000	828,200
EchoStar DBS Corp.
Sr. Nt.
6.625% due 10/1/2014	295,000	286,887
Mediacom LLC
Sr. Nt.
9.125% due 8/15/2019(1)	170,000	174,675
Videotron Ltee.
9.125% due 4/15/2018	290,000	313,925
9.125% due 4/15/2018(1)	280,000	303,100
Virgin Media Finance PLC
Ser. 1
9.50% due 8/15/2016	840,000	884,100
		4,547,262
Media - Noncable — 8.6%
Block Communications, Inc.
Sr. Nt.
8.25% due 12/15/2015(1)	1,120,000	1,064,000
Clear Channel Communications, Inc.
Sr. Nt.
5.75% due 1/15/2013	610,000	317,200
Gannett Co., Inc.
Sr. Nt.
8.75% due 11/15/2014(1)	140,000	136,850

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
9.375% due 11/15/2017(1)	$140,000	$136,150
GeoEye, Inc.
Sr. Sec. Nt.
9.625% due 10/1/2015(1)	270,000	273,375
Hughes Network Systems LLC
Sr. Nt.
9.50% due 4/15/2014	100,000	100,500
Inmarsat Finance PLC
Sr. Nt.
7.625% due 6/30/2012	310,000	310,775
Intelsat Corp.
Sr. Nt.
9.25% due 8/15/2014	380,000	389,500
Intelsat Jackson Holdings Ltd.
11.25% due 6/15/2016	290,000	310,300
Intelsat Subsidiary Holding Co. Ltd.
8.50% due 1/15/2013	900,000	911,250
8.875% due 1/15/2015	160,000	162,800
8.875% due 1/15/2015(1)	140,000	141,750
Lamar Media Corp.
Sr. Nt.
6.625% due 8/15/2015	500,000	462,900
Nielsen Finance LLC
11.50% due 5/1/2016	560,000	588,000
Quebecor Media, Inc.
Sr. Nt.
7.75% due 3/15/2016	821,000	812,790
Rainbow National Services LLC
8.75% due 9/1/2012(1)	930,000	948,600
RH Donnelley, Inc.
11.75% due 5/15/2015(1)(6)	705,000	398,325
Sinclair Broadcast Group, Inc.
8.00% due 3/15/2012	830,000	734,550
The Interpublic Group of Cos., Inc.
Sr. Nt.
10.00% due 7/15/2017(1)	300,000	324,000
		8,523,615
Metals & Mining — 2.2%
Foundation PA Coal Co. LLC
Sr. Nt.
7.25% due 8/1/2014	320,000	318,000
Freeport-McMoRan Copper & Gold, Inc.
Sr. Nt.
8.25% due 4/1/2015	175,000	186,156
8.375% due 4/1/2017	150,000	159,563
Steel Dynamics, Inc.
7.375% due 11/1/2012	800,000	808,000
Teck Resources Ltd.
Sr. Sec. Nt.
9.75% due 5/15/2014	170,000	187,000
10.25% due 5/15/2016	170,000	192,100
10.75% due 5/15/2019	280,000	325,500
		2,176,319
Natural Gas - Distributors — 1.1%
Ferrellgas Partners L.P.
Sr. Nt.
6.75% due 5/1/2014(1)	380,000	361,475
Inergy LP/Inergy Finance Corp.
8.25% due 3/1/2016	600,000	603,000
8.75% due 3/1/2015(1)	160,000	164,400
		1,128,875
Natural Gas - Pipelines — 3.1%
Atlas Pipeline Partners L.P.
8.75% due 6/15/2018	760,000	608,000
El Paso Corp.
Sr. Nt.
8.25% due 2/15/2016	160,000	164,000
12.00% due 12/12/2013	640,000	729,600
El Paso Performance-Linked Tr.
Sr. Nt.
7.75% due 7/15/2011(1)	200,000	204,305
Kinder Morgan Finance Co. ULC
5.70% due 1/5/2016	400,000	381,000
MarkWest Energy Partners L.P.
6.875% due 11/1/2014(1)	170,000	158,950
Sr. Nt. Ser. B
8.50% due 7/15/2016	400,000	396,000
Regency Energy Partners L.P.
Sr. Nt.
9.375% due 6/1/2016(1)	340,000	353,600
SemGroup L.P.
Sr. Nt.
8.75% due 11/15/2015(1)(6)	715,000	46,475
		3,041,930
Packaging — 1.6%
Ball Corp.
7.125% due 9/1/2016	200,000	204,000
7.375% due 9/1/2019	200,000	203,000
Crown Americas LLC
7.625% due 11/15/2013	180,000	181,800
Sr. Nt.
7.625% due 5/15/2017(1)	340,000	343,400
Owens-Brockway Glass Container, Inc.
7.375% due 5/15/2016	340,000	345,100
Silgan Holdings, Inc.
Sr. Nt.
7.25% due 8/15/2016(1)	300,000	303,000
		1,580,300
Paper — 2.0%
Graphic Packaging International, Inc.
Sr. Sub. Nt.
9.50% due 8/15/2013	1,022,000	1,052,660
PE Paper Escrow GmbH
Sr. Sec. Nt.
12.00% due 8/1/2014(1)	170,000	183,600
Rock-Tenn Co.
9.25% due 3/15/2016	370,000	395,900
Sr. Nt.
9.25% due 3/15/2016(1)	340,000	363,800
		1,995,960
Railroads — 1.5%
American Railcar Industries, Inc.
Sr. Nt.
7.50% due 3/1/2014	440,000	409,200
RailAmerica, Inc.
Sr. Sec. Nt.
9.25% due 7/1/2017(1)	1,000,000	1,047,500
		1,456,700
Real Estate Investment Trusts — 0.9%
Reckson Operating Partnership L.P.
Sr. Nt.
5.15% due 1/15/2011	900,000	886,878
		886,878
Retailers — 3.4%
Burlington Coat Factory Warehouse Corp.
11.125% due 4/15/2014	650,000	637,000
Duane Reade, Inc.
Sr. Sec. Nt.
11.75% due 8/1/2015(1)	140,000	147,000

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

	Principal
September 30, 2009 (unaudited)	Amount	Value
J.C. Penney Corp., Inc.
Sr. Nt.
7.65% due 8/15/2016	$1,130,000	$1,149,775
Macy’s Retail Holdings, Inc.
8.875% due 7/15/2015(5)	340,000	354,688
Susser Holdings LLC
10.625% due 12/15/2013	550,000	567,875
The Neiman Marcus Group, Inc.
10.375% due 10/15/2015	650,000	555,750
		3,412,088
Supermarkets — 1.7%
Delhaize America, Inc.
Debt.
9.00% due 4/15/2031	370,000	486,842
Ingles Markets, Inc.
Sr. Nt.
8.875% due 5/15/2017	280,000	287,000
Supervalu, Inc.
Sr. Nt.
7.50% due 11/15/2014	710,000	713,550
The Great Atlantic & Pacific Tea Co., Inc.
Sr. Sec. Nt.
11.375% due 8/1/2015(1)	170,000	172,125
		1,659,517
Technology — 6.0%
Anixter, Inc.
10.00% due 3/15/2014	850,000	896,750
Communications & Power Industries, Inc.
Sr. Sub. Nt.
8.00% due 2/1/2012	490,000	487,550
First Data Corp.
9.875% due 9/24/2015	180,000	166,275
Iron Mountain, Inc.
6.625% due 1/1/2016	200,000	193,000
Sr. Sub. Nt.
8.375% due 8/15/2021	340,000	350,200
Jabil Circuit, Inc.
Sr. Nt.
7.75% due 7/15/2016	280,000	284,200
8.25% due 3/15/2018	580,000	588,700
Nortel Networks Ltd.
Sr. Nt.
8.508% due 7/15/2011(2)(6)	270,000	152,550
10.75% due 7/15/2016(6)	330,000	189,750
Seagate Technology HDD Holdings
6.80% due 10/1/2016	580,000	532,150
Stream Global Services, Inc.
Sr. Sec. Nt.
11.25% due 10/1/2014(1)	320,000	308,000
SunGard Data Systems, Inc.
10.625% due 5/15/2015(1)	1,210,000	1,282,600
Terremark Worldwide, Inc.
Sr. Sec. Nt.
12.00% due 6/15/2017(1)	500,000	545,000
		5,976,725
Transportation Services — 0.8%
Avis Budget Car Rental LLC
Sr. Nt.
2.94% due 5/15/2014(2)	100,000	78,500
7.625% due 5/15/2014	100,000	90,000
7.75% due 5/15/2016	300,000	261,000
Hertz Corp.
8.875% due 1/1/2014	330,000	333,300
		762,800
Wireless — 3.7%
CC Holdings GS V LLC
Sr. Sec. Nt.
7.75% due 5/1/2017(1)	280,000	289,800
Nextel Communications, Inc.
Ser. F
5.95% due 3/15/2014	510,000	451,350
Ser. E
6.875% due 10/31/2013	550,000	510,125
Ser. D
7.375% due 8/1/2015	300,000	269,250
SBA Telecommunications, Inc.
8.00% due 8/15/2016(1)	430,000	439,675
8.25% due 8/15/2019(1)	280,000	288,400
Sprint Capital Corp.
6.90% due 5/1/2019	885,000	792,075
8.375% due 3/15/2012	210,000	216,825
Sprint Nextel Corp.
Sr. Nt.
8.375% due 8/15/2017	180,000	179,100
Wind Acquisition Finance SA
Sr. Nt.
11.75% due 7/15/2017(1)	170,000	191,675
		3,628,275
Wirelines — 1.3%
Frontier Communications Corp.
Sr. Nt.
6.25% due 1/15/2013	580,000	568,400
8.125% due 10/1/2018	540,000	543,375
Qwest Communications International, Inc.
8.00% due 10/1/2015(1)	150,000	149,813
		1,261,588
Total Corporate Bonds (Cost $94,192,921)		95,196,152

	Shares
Common Stocks — 0.8%
Banking — 0.8%
Citigroup, Inc.	166,615	806,417
Total Common Stocks (Cost $501,612)		806,417

	Principal Amonunt
Repurchase Agreements — 2.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $2,281,001, due 10/1/2009(7)	$2,281,000	2,281,000
Total Repurchase Agreements (Cost $2,281,000)		2,281,000
Total Investments — 99.1% (Cost $96,975,533)		98,283,569
Other Assets, Net — 0.9%		844,033
Total Net Assets — 100.0%		$99,127,602

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2009, the aggregate market value of these securities amounted to $23,216,688, representing 23.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund's liquidity procedures approved by the Board of Trustees.

(2)	Variable rate security. The rate shown is the rate in effect at September 30, 2009.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS High Yield Bond Fund (continued)

(4)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(5)	Step-up bond.

(6)	Non-income producing security. In case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table presents bonds that are in default.

Security	Coupon	Maturity Date	Principal Amount	Acquisition Cost	Value
Nortel Networks Ltd. Sr. Nt.	8.508%	7/15/2011	$270,000	$271,678	$152,550
Nortel Networks Ltd. Sr. Nt.	10.75%	7/15/2016	330,000	328,300	189,750
RH Donnelley, Inc.	11.75%	5/15/2015	705,000	646,838	398,325
SemGroup L.P. Sr. Nt.	8.75%	11/15/2015	715,000	713,425	46,475
Stallion Oilfield Services Sr. Nt.	9.75%	2/1/2015	580,000	446,600	266,800

(7)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$2,327,400

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Corporate Bonds	$—	$95,196,152	$—	$95,196,152
Common Stocks	806,417	—	—	806,417
Repurchase Agreements	—	2,281,000	—	2,281,000
Total	$806,417	$97,477,152	$—	$98,283,569

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund

September 30, 2009 (unaudited)	Principal Amount	Value
Municipal Bonds — 96.3%
Alabama — 0.1%
Alabama 21st Century Auth. Tobacco Settlement Rev.,
5.75% due 12/1/2019	$160,000	$164,014
		164,014
Alaska — 0.9%
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement Rev.
Asset Bkd. Bds. Ser. A
4.625% due 6/1/2023	2,000,000	1,926,300
		1,926,300
Arizona — 3.0%
Arizona St. Transn. Brd. Hwy. Rev.
Ser. B
5.00% due 7/1/2032	1,000,000	1,085,370
AZ Wtr. Infrastructure Fin. Auth. Rev.
Wtr Quality-Ser. A
5.00% due 10/1/2027	1,500,000	1,689,495
Chandler, AZ G.O.
5.00% due 7/1/2021	1,500,000	1,720,350
Mesa AZ Utility Sys. Rev.
FGIC Insured
5.00% due 7/1/2027	575,000	610,380
Phoenix, AZ G.O. Ser. B,
5.375% due 7/1/2012(1)	1,000,000	1,080,030
		6,185,625
California — 6.9%
California St. Dept. Wtr. Res. Pwr. Supply Rev.
5.00% due 5/1/2022	1,500,000	1,679,505
California St. Pub. Wrks. Brd. Lease Rev.
Trustees Calif. St. Univ. Ser. D
6.125% due 4/1/2028	1,245,000	1,350,775
Dept. Dev. Svcs. Porterville Ser. C
6.50% due 4/1/2029	1,500,000	1,659,975
California St. Var. Purp. G.O.
5.00% due 9/1/2030	300,000	304,359
6.00% due 4/1/2035	2,000,000	2,200,400
6.50% due 4/1/2033	2,000,000	2,321,240
San Francisco Calif. Bay Area Rapid Tran Dist.
5.00% due 8/1/2023	1,500,000	1,693,215
Univ. of California Revs. Ser. O
5.75% due 5/15/2029	1,000,000	1,167,140
Western Mun. Wtr. Dist. Facs. Auth. Calif. Wtr.
Rev. Ser. B
5.00% due 10/1/2034	1,500,000	1,578,300
		13,954,909
Colorado — 4.3%
Colorado Health Facs. Auth. Rev.
Ref-Adventist Health/Sunbelt Ser. D
5.25% due 11/15/2027 -11/15/2035	3,725,000	3,863,442
Colorado Hsg. & Fin. Auth.
Single Family Mtg. Ser. A,
FHA Insured
5.50% due 11/1/2029	1,500,000	1,584,135
North Metro Fire Rescue Dist. Colorado G.O.,
AMBAC insured
5.00% due 12/1/2027	1,000,000	1,089,550
West Metro Fire Protn. Dist. CO G.O. Ser. A,
MBIA insured
5.25% due 12/1/2026	1,895,000	2,118,478
		8,655,605
Connecticut — 3.2%
Connecticut St.
Revolving Fd. Ser. A
5.00% due 6/1/2026	1,500,000	1,704,000
Connecticut St. G.O. Ser. A
5.00% due 2/15/2029	1,500,000	1,666,830
Connecticut St. Hsg. Fin.
Hsg. Mtg. Fin. Prog. Ser. C-4
5.00% due 11/15/2029	1,500,000	1,506,720
Connecticut St. Spl. Tax Oblig. Rev.
Transn. Infrastructure Ser. A
5.00% due 11/1/2027	1,500,000	1,653,945
		6,531,495
Delaware — 0.7%
Wilmington Delaware G.O. Ser.A
5.00% due 12/1/2028	1,250,000	1,387,463
		1,387,463
Florida — 4.5%
Brevard Cnty. FLA Health Facs. Auth. Health
Care Facs. Rev.
Health First Inc. Proj.
7.00% due 4/1/2039	1,500,000	1,658,760
Florida St.
Dept. Trans. - Right of Way
5.375% due 7/1/2027	1,500,000	1,682,175
Miami-Dade Cnty. FLA Aviation Rev. Ser. A
6.00% due 10/1/2027	1,500,000	1,639,005
Palm Beach Cnty. FLA Wtr. & Swr. Rev.
FPL Reclaimed Wtr. Proj.
5.25% due 10/1/2033	1,500,000	1,650,555
Sarasota Cnty. FLA Pub. Hosp. Dist. Hosp. Rev.
Sarasota Memorial Hosp. Proj. Ser. A
5.50% due 7/1/2034	1,000,000	1,042,800
5.625% due 7/1/2039	1,500,000	1,567,935
		9,241,230
Georgia — 4.0%
Atlanta GA Wtr. & Wastewtr. Rev. Ser. A
6.00% due 11/1/2027, 11/1/2029	3,000,000	3,230,100
Gwinnett Cnty. GA Sch. Dist. G.O.
5.00% due 2/1/2032, 2/1/2036	3,000,000	3,275,955
Metropolitan Atlanta Rapid Tran. Auth. GA Sales
Tax Rev. Ref-Third Indenture-Ser. B,
FSA insured
5.00% due 7/1/2026	1,500,000	1,641,720
		8,147,775
Idaho — 0.9%
Boise St. Univ. Idaho. Revs.
Ref-Gen-Ser. A
5.00% due 4/1/2034	1,750,000	1,872,780
		1,872,780
Illinois — 3.4%
Chicago Illinois Brd. of Ed. G.O.
4.10% due 3/1/2036 (2)	3,500,000	3,500,000
Illinois St. G.O.
5.00% due 4/1/2025	1,500,000	1,622,775
Illinois St. Toll Hwy. Auth. Toll Hwy. Rev. Ser. B
5.50% due 1/1/2033	1,500,000	1,715,340
		6,838,115
Iowa — 0.8%
Iowa St. Spl. Oblig.iJobs Prog. Ser. A
5.00% due 6/1/2027	1,500,000	1,660,890
		1,660,890

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Kansas — 2.3%
Kansas St. Dept. Transn. Hwy. Rev. Ser. B-2
5.00% due 9/1/2022	$1,500,000	$1,721,520
Kansas St. Dev. Fin. Auth.
Lease Rev. Ser. G-1,
MBIA insured
5.125% due 4/1/2022	1,300,000	1,424,930
Kansas St. Dev. Fin. Auth. Hosp. Rev.
Adventist Health
5.50% due 11/15/2029	1,500,000	1,605,600
		4,752,050
Louisiana — 0.8%
Louisiana Loc. Govt. Environmental Facs. &
Cmnty. Dev. Auth.
Jefferson Parish Ser. A
5.25% due 4/1/2022	1,525,000	1,686,970
		1,686,970
Maine — 0.8%
Maine St. Tpk. Auth. Tpk. Rev.
6.00% due 7/1/2034	1,500,000	1,717,755
		1,717,755
Maryland — 2.6%
Baltimore Cnty. MD Met. Dist.
71st Issue
5.00% due 2/1/2022	1,500,000	1,742,205
Maryland St. Dept. Transn. Cons.
5.00% due 2/15/2021	1,500,000	1,740,795
Maryland St. Dept. Transn. Cons. Transn.
5.25% due 12/15/2017	1,500,000	1,823,715
		5,306,715
Massachusetts — 5.9%
Massachusetts Bay Transn. Auth. Rev. Ser. A
5.25% due 7/1/2034	1,500,000	1,654,500
Massachusetts St. College Bldg. Auth. Proj. Rev.
Ser. A,
AMBAC insured
5.00% due 5/1/2026	950,000	1,011,180
Massachusetts St. G.O.
Ser. D,
5.50% due 10/1/2020	2,000,000	2,488,460
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Harvard Univ. Ser. B,
5.00% due 10/1/2038	1,500,000	1,633,800
Harvard Univ. Ser. A
5.50% due 11/15/2036	1,500,000	1,719,645
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Ser. A, M.I.T.
5.00% due 7/1/2038	1,500,000	1,619,625
Massachusetts St. Health & Ed. Facs. Auth. Rev.
Ser. O, M.I.T.
6.00% due 7/1/2036	1,500,000	1,770,240
		11,897,450
Michigan — 0.7%
Michigan Tobacco Settlement Fin. Auth. Tobacco
Settlement Asset Ser. A
6.00% due 6/1/2034	1,500,000	1,349,070
		1,349,070
Minnesota — 1.6%
Minnesota St. G.O.
5.00% due 8/1/2022	1,500,000	1,716,720
Rochester, MN Waste Wtr. Ser. A G.O.,
5.00% due 2/1/2026	1,500,000	1,634,160
		3,350,880
Missouri — 3.4%
Metropolitan St. Louis MO Swr. Dist. Wastewtr
Sys. Rev. Ser. A
5.75% due 5/1/2038	1,500,000	1,735,710
Missouri St. Environmental Impt. & Energy Res.
Auth. Wtr. Poll. Ctl. St.
Revolving Fds. Pgs. Ser. A
5.75% due 1/1/2029	1,500,000	1,764,375
Missouri St. Hwys & Trans Commn St. Rd. Rev.
5.00% due 5/1/2025 (1st Lein)	1,500,000	1,656,045
5.25% due 5/1/2018 (2nd Lein)	1,500,000	1,773,855
		6,929,985
New Jersey — 4.2%
Middlesex Cnty. NJ Impt. Auth. Lease Rev.
Regl. Ed. Svc. Commn.
5.25% due 12/15/2033	1,500,000	1,668,600
New Jersey Economic Dev. Auth. Rev.
Sch. Facs. Constr. Ser. O
5.25% due 3/1/2022	1,500,000	1,620,540
New Jersey Garden St. Preservation Tr. Ser. A ,
FSA insured
5.50% due 11/1/2015	1,500,000	1,791,195
New Jersey St. Ed. Facs. Auth. Rev.
Princeton Univ. Ser. E
5.00% due 7/1/2033	1,500,000	1,640,670
New Jersey St. Transn. Tr. Fd. Auth.
Transn. Sys. Ser. C,
FSA Insured
5.50% due 12/15/2016	1,500,000	1,755,780
		8,476,785
New York — 6.8%
Erie Cnty. NY Indl. Dev. Agy. Sch. Fac. Rev.
City of Buffalo Proj.,
FSA Insured
5.75% due 5/1/2023	1,095,000	1,177,990
Metropolitan Transn. Auth. NY Dedicated Tax Fd.
Ser. B
5.00% due 11/15/2034	1,690,000	1,786,110
New York City Tr. Cultural Res. Rev.
5.00% due 4/1/2031	450,000	485,811
New York NY City Mun. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev.
Ser. FF-2
5.50% due 6/15/2040	1,500,000	1,695,990
New York NY G.O. Ser. H-1
5.25% due 3/1/2021	1,500,000	1,740,075
New York NY Ser. D1
5.125% due 12/1/2024	1,500,000	1,660,350
New York St. Dorm. Auth.
Personal Income Tax Rev. Ser. B,
AMBAC insured
5.50% due 3/15/2020	1,500,000	1,850,760
New York St. Dorm. Auth. Rev.
NonStruct. Supp. Debt.
Columbia Univ. Ser. C,
5.00% due 7/1/2029	1,500,000	1,654,515
New York State Thruway Auth. New York
5.25% due 3/15/2027	1,500,000	1,679,550
		13,731,151
North Carolina — 1.7%
University NC Univ. Revs.
5.00% due 12/1/2027	1,500,000	1,670,760

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value
Wake Cnty. NC G.O.
5.00% due 3/1/2018	$1,500,000	$1,760,910
		3,431,670
Ohio — 5.8%
Buckeye OH Tobacco Settlement Fing. Auth.
Asset Bkd. Ser. A-1
5.00% due 6/1/2015	2,000,000	2,036,320
Asset Bkd. Ser. A-2
5.375% due 6/1/2024	1,345,000	1,276,244
5.75% due 6/1/2034	1,500,000	1,406,175
Columbus OH Swr. Rev. Ser. A
5.00% due 6/1/2028	1,500,000	1,639,440
Franklin Cnty. OH Cnvtn. Facs. Ref.
Tax & Lease Rev. Antic. Bds.,
AMBAC insured
5.25% due 12/1/2016	1,000,000	1,092,140
Ohio St. Air Quality Dev. Auth. Rev.
Ref-Poll. Ctl. FirstEnergy Generation Corp.
Ser. C
5.625% due 6/1/2018	1,500,000	1,636,620
Ohio St. Hosp. Fac. Rev.
Cleveland Clinic Health Ser. B
5.50% due 1/1/2034	1,500,000	1,551,345
Univ. of Cincinnati, OH Gen. Rcpts.
Ser. A, FGIC insured
5.50% due 6/1/2011	1,050,000	1,127,553
		11,765,837
Oregon — 2.5%
Deschutes & Jefferson Cnty. OR Sch. Dist. G.O.
6.125% due 6/15/2032	1,500,000	1,781,745
Oregon St. Dept. Trans. Hwy. User Tax Rev.
Ser. A
5.00% due 11/15/2028	1,500,000	1,633,605
Sr. Lien-Ser. A
5.00% due 11/15/2033	1,500,000	1,633,650
		5,049,000
Pennsylvania — 0.9%
Pennsylvania St. G.O. Ser. A,
5.00% due 11/1/2017(1)	1,500,000	1,796,790
		1,796,790
Puerto Rico — 6.9%
Puerto Rico Comwlth. Govt. Dev. Bk.
Ser. B
Sr. Nts.
5.00% due 12/1/2011	1,500,000	1,582,050
Puerto Rico Comwlth. Hwy. & Transn. Auth.
Transn. Rev. Ser. I
FGIC insured
5.00% due 7/1/2024	1,500,000	1,503,015
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. UU
FSA insured
5.00% due 7/1/2022	1,500,000	1,626,945
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. WW
5.50% due 7/1/2021	1,500,000	1,663,290
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd.
Ref-Govt. Facs. Ser. H
5.25% due 7/1/2013	2,605,000	2,775,549
Ref-Govt. Facs. Ser. P
7.00% due 7/1/2021	1,500,000	1,667,760
Puerto Rico Sales Tax Fing. Corp. Sales Tax
Rev. Ser. A
5.25% due 8/1/2027	1,500,000	1,609,365
6.125% due 8/1/2029	1,500,000	1,600,725
		14,028,699
Rhode Island — 0.9%
Tobacco Settlement Fing. Corp. RI
Asset Bkd. Ser. A
6.00% due 6/1/2023	1,750,000	1,775,935
		1,775,935
South Carolina — 1.7%
South Carolina St. Pub. Svc. Auth. Rev.
Ref. Ser. A,
5.50% due 1/1/2015	1,500,000	1,743,615
South Carolina St. Pub. Svc. Auth. Rev. Ser. B
5.25% due 1/1/2034	1,500,000	1,647,195
		3,390,810
Tennessee — 2.4%
Metropolitan Govt. Nashville & Davidson Cnty.
Tenn Hlth. & Ed. Facs. Brd. Rev.
Vanderbilt Univ. Ser. A
5.00% due 10/1/2034	1,500,000	1,619,955
Vanderbilt Univ. Ser. B
5.50% due 10/1/2034	1,500,000	1,694,325
Tennessee St. Sch. Bd. Auth. Higher Ed. Facs.
Ser. B
5.125% due 5/1/2033	1,500,000	1,624,800
		4,939,080
Texas — 6.7%
Fort Bend Tex. Indpt. Sch. Dist. G.O.
Sch. Bldg.
5.00% due 2/15/2029	1,500,000	1,649,415
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev.
5.00% due 6/1/2028	1,500,000	1,629,330
North Tex. Twy. Auth. Dallas North Twy. Sys. Rev. Ser. C
6.00% due 1/1/2023, 1/1/2025	3,500,000	3,946,235
Round Rock Tex. Indpt. Sch. Dist. G.O.
Sch. Bldg.
5.25% due 8/1/2034	1,500,000	1,642,815
Tarrant Cnty. Tex. Cultural Ed. Facs. Fin. Corp.
Hospital Rev.
Ref-Baylor Health Care Sys. Proj.
6.25% due 11/15/2029	1,500,000	1,628,910
Texas St. Dept. of Hsg. & Cmnty. Affairs
Residential Mtg. Rev. Ser. A
5.10% due 7/1/2029	1,500,000	1,547,610
Texas St. Univ. Sys. Fing. Rev.
5.25% due 3/15/2027	1,500,000	1,672,470
		13,716,785
Virginia — 3.0%
Tobacco Settlement Fin. Corp. VA
Asset Bkd.,
5.50% due 6/1/2012(1)	1,500,000	1,690,860
Upper Occoquan Sew. Auth. Regl.
Sew. Rev. Ref., FSA Insured
5.00% due 7/1/2025	1,500,000	1,642,110
Virginia St. Pub. Sch. Auth. Ser. B
5.00% due 8/1/2028	1,500,000	1,667,040
5.25% due 8/1/2033	1,000,000	1,106,190
		6,106,200
Washington — 1.0%
King Cnty. WA Swr. Rev.
5.50% due 1/1/2030	1,815,000	2,027,319
		2,027,319

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Tax-Exempt Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value

Wisconsin — 1.0%
Wisconsin St. Health & Edl. Facs. Auth. Rev.
Aurora Health Care
6.50% due 4/15/2033	$2,000,000	$2,060,720
		2,060,720
Total Municipal Bonds (Cost $180,804,601)		195,853,857
Total Investments — 96.3% (Cost $180,804,601)		195,853,857
Other Assets, Net — 3.7%		7,419,615
Total Net Assets — 100.0%		$203,273,472

(1)	Pre-refunded.

(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2009.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. Fore more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
Municipal Securities	$—	$195,853,857	$—	$195,853,857
Total	$—	$195,853,857	$—	$195,853,857

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund

September 30, 2009 (unaudited)	Principal Amount	Value

U.S. Government Securities — 2.8%
U.S. Government Agency Securities — 2.8%
FNMA
0% due 10/5/2009 -10/28/2009(1)	$15,000,000	$14,998,533
		14,998,533
Total U.S. Government Securities (Cost $14,998,533)		14,998,533

Commercial Paper — 84.8%
Aerospace & Defense — 2.8%
United Technologies Corp.
0.10% due 10/29/2009(2)	5,000,000	4,999,611
0.12% due 10/26/2009(2)	10,000,000	9,999,167
		14,998,778
Airport Development & Maintenance — 3.6%
Los Angeles Department of Airports
0.25% due 12/2/2009	9,445,000	9,440,933
0.55% due 10/1/2009	10,000,000	10,000,000
		19,440,933
Chemicals — 4.7%
E.I. du Pont de Nemours and Co.
0.13% due 10/26/2009(2)	10,000,000	9,999,097
0.15% due 10/22/2009(2)	5,000,000	4,999,563
Ecolab, Inc.
0.15% due 10/14/2009(2)	10,000,000	9,999,458
		24,998,118
Computers — 1.9%
Dell, Inc.
0.17% due 11/20/2009(2)	10,000,000	9,997,639
		9,997,639
Conglomerates — 1.9%
General Electric Capital Corp.
0.13% due 11/20/2009	5,000,000	4,999,097
0.15% due 12/29/2009	5,000,000	4,998,146
		9,997,243
Diversified Financial Services — 10.4%
CME Group, Inc.
0.15% due 10/14/2009(2)	10,000,000	9,999,459
Glaxosmithkline Finance PLC
0.15% due 10/1/2009 -10/7/2009(2)	15,000,000	14,999,875
Goldman Sachs Group, Inc.
0.16% due 10/1/2009	5,291,000	5,291,000
J.P. Morgan Chase & Co.
0.20% due 11/13/2009(2)	10,000,000	9,997,611
NYSE Euronext, Inc.
0.15% due 11/6/2009(2)	5,000,000	4,999,250
0.18% due 10/6/2009(2)	10,000,000	9,999,750
		55,286,945
Diversified Manufacturing — 3.9%
Danaher Corp.
0.14% due 10/28/2009(2)	11,000,000	10,998,845
Siemens Capital Co., LLC
0.16% due 10/5/2009(2)	10,000,000	9,999,822
		20,998,667
Education Revenue — 6.2%
Cornell University
0.35% due 10/22/2009	10,000,000	9,997,958
Pres & Fell Harvard
0.20% due 1/19/2010	10,000,000	9,993,889
Yale University
0.23% due 10/14/2009	7,500,000	7,499,377
0.33% due 2/12/2010	3,000,000	2,996,315
0.34% due 1/12/2010	2,500,000	2,497,568
		32,985,107
Electric — 4.7%
Electricite de France
0.19% due 10/22/2009(2)	10,000,000	9,998,892
FPL Group Capital, Inc.
0.14% due 10/13/2009(2)	5,000,000	4,999,766
0.16% due 10/13/2009(2)	10,000,000	9,999,467
		24,998,125
Energy — 2.8%
ConocoPhillips
0.13% due 10/6/2009(2)	5,000,000	4,999,910
0.14% due 10/5/2009(2)	10,000,000	9,999,844
		14,999,754
Finance Companies — 1.9%
Private Export Funding Corp.
0.19% due 12/7/2009(2)	5,000,000	4,998,232
0.28% due 12/2/2009(2)	5,000,000	4,997,589
		9,995,821
Financial - Banks — 3.8%
BNP Paribas Finance, Inc.
0.13% due 10/14/2009	10,000,000	9,999,531
Societe Generale N.A.
0.18% due 11/2/2009	10,000,000	9,998,400
		19,997,931
Food & Beverage — 11.3%
Campbell Soup Co.
0.15% due 10/1/2009(2)	10,000,000	10,000,000
0.18% due 11/3/2009(2)	10,000,000	9,998,350
Nestle Capital Corp.
0.22% due 10/19/2009(2)	10,000,000	9,998,900
The Coca-Cola Co.
0.14% due 10/23/2009(2)	5,000,000	4,999,572
0.21% due 10/9/2009(2)	5,000,000	4,999,767
Unilever Capital Corp.
0.12% due 10/26/2009 -11/2/2009(2)	20,000,000	19,998,083
		59,994,672
Household Products - Wares — 1.9%
Proctor & Gamble Co.
0.20% due 10/2/2009(2)	5,000,000	4,999,972
0.24% due 12/18/2009(2)	5,000,000	4,997,400
		9,997,372
Office - Business Equipment — 1.9%
Pitney Bowes, Inc.
0.13% due 10/8/2009(2)	10,000,000	9,999,747
		9,999,747
Oil & Gas Services — 1.9%
Total Capital Canada Ltd.
0.25% due 10/14/2009(2)	10,000,000	9,999,097
		9,999,097
Pharmaceuticals — 7.0%
Abbot Laboratories
0.13% due 10/28/2009(2)	10,000,000	9,999,025
0.18% due 11/30/2009(2)	5,218,000	5,216,435
0.19% due 10/6/2009(2)	5,000,000	4,999,868
Johnson & Johnson
0.22% due 10/8/2009(2)	2,000,000	1,999,915
Medtronic, Inc.
0.17% due 12/18/2009(2)	5,000,000	4,998,158

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund (continued)

September 30, 2009 (unaudited)	Principal Amount	Value

0.20% due 11/30/2009(2)	5,000,000	4,998,333
0.21% due 11/4/2009(2)	5,000,000	4,999,008
		37,210,742
Retailers — 2.8%
Wal-Mart Stores, Inc.
0.10% due 11/10/2009(2)	5,000,000	4,999,445
0.15% due 10/14/2009(2)	10,000,000	9,999,458
		14,998,903
Software — 1.9%
Microsoft Corp.
0.10% due 11/13/2009(2)	5,000,000	4,999,403
0.18% due 10/28/2009(2)	5,000,000	4,999,325
		9,998,728
Transportation — 3.8%
NetJets, Inc.
0.17% due 11/9/2009(2)	5,000,000	4,999,079
0.19% due 11/3/2009(2)	5,000,000	4,999,129
United Parcel Service, Inc.
0.12% due 11/2/2009(2)	10,000,000	9,998,934
		19,997,142
Utilities - Electric & Water — 3.7%
National Rural Utilities Cooperative Finance Corp.
0.25% due 10/15/2009	5,000,000	4,999,514
0.40% due 12/18/2009	5,000,000	4,995,667
Southern Co.
0.16% due 10/22/2009(2)	10,000,000	9,999,066
		19,994,247
Total Commercial Paper (Cost $450,885,711)		450,885,711

Municipal Securities — 11.3%
California — 1.9%
Univ. of California
Ser. B
0.25% due 12/10/2009	10,000,000	9,995,139
		9,995,139
Connecticut — 3.4%
Connecticut St. Housing Fin. Auth.
Ser. B-4
2.00% due 10/1/2009(3)	17,935,000	17,935,000
		17,935,000
District Of Columbia — 0.4%
District of Columbia Univ. Rev.
Ref-Georgetown Univ. Ser. C
0.30% due 10/1/2009(3)	2,000,000	2,000,000
		2,000,000
Iowa — 0.9%
Iowa Fin. Auth. Single Family Mtg. Rev.
Mtg. Bkd. Secs. Prog. Ser. C
0.35% due 10/1/2009(3)	4,735,000	4,735,000
		4,735,000
New Jersey — 1.9%
New Jersey St.
Tax & Rev. Antic. Nts.
2.50% due 6/24/2010	10,000,000	10,142,260
		10,142,260
New York — 2.8%
New York St. Urban Dev. Corp. Rev.
St. Facs. Ser. A3A
0.45% due 10/1/2009(3)	$5,000,000	$5,000,000
St. Facs. Ser. A3C
0.45% due 10/1/2009(3)	10,000,000	10,000,000
		15,000,000
Total Municipal Securities (Cost $59,807,399)		59,807,399

Repurchase Agreements — 0.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $3,955,001, due 10/1/2009(4)	3,955,000	3,955,000
Total Repurchase Agreements (Cost $3,955,000)		3,955,000
Total Investments — 99.6% (Cost $529,646,643)		529,646,643

Other Assets, Net — 0.4%		2,003,967
Total Net Assets — 100.0%		$531,650,610

(1)	Zero coupon bond.

(2)	Security issued in an exempt transaction without registration under the Securities Act of 1933. At September 30, 2009, the aggregate market value of these securities amounted to $353,178,316, representing 66.4% of the net assets. These securities have been deemed liquid by the investment advisor pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2009.

(4)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
U.S. Treasury Bill	0.00%	3/18/2010	$4,036,768

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS Money Market Fund (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs			Total
Investments in Securities	Level 1	Level 2	Level 3
U.S. Government Securities	$—	$14,998,533	$—	$14,998,533
Commercial Paper	—	450,885,711	—	450,885,711
Municipal Securities	—	59,807,399	—	59,807,399
Repurchase Agreements	—	3,955,000	—	3,955,000
Total	$—	$529,646,643	$—	$529,646,643

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund

September 30, 2009 (unaudited)	Shares	Value
Common Stocks — 96.6%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	2,779	$102,656
The Interpublic Group of Companies, Inc.(1)	4,326	32,532
		135,188
Aerospace — 2.2%
General Dynamics Corp.	3,493	225,648
Goodrich Corp.	1,110	60,317
L-3 Communications Holdings, Inc.	1,065	85,541
Lockheed Martin Corp.	2,926	228,462
Northrop Grumman Corp.	2,865	148,264
Raytheon Co.	3,537	169,670
Rockwell Collins, Inc.	1,440	73,152
Textron, Inc.	2,455	46,596
The Boeing Co.	6,590	356,849
United Technologies Corp.	8,537	520,159
		1,914,658
Air Transport — 0.3%
FedEx Corp.	2,834	213,173
Southwest Airlines Co.	6,661	63,946
		277,119
Aluminum — 0.1%
Alcoa, Inc.	8,840	115,981
		115,981
Asset Management & Custodian — 0.9%
Federated Investors, Inc., Class B	748	19,725
Franklin Resources, Inc.	1,358	136,615
Invesco Ltd.	3,778	85,987
Janus Capital Group, Inc.	1,643	23,298
Legg Mason, Inc.	1,477	45,831
Northern Trust Corp.	2,192	127,487
State Street Corp.	4,483	235,806
T. Rowe Price Group, Inc.	2,325	106,252
		781,001
Auto Parts — 0.2%
Johnson Controls, Inc.	5,400	138,024
		138,024
Auto Services — 0.0%
The Goodyear Tire & Rubber Co.(1)	2,204	37,534
		37,534
Automobiles — 0.2%
Ford Motor Co.(1)	29,202	210,546
		210,546
Banks: Diversified — 4.3%
Bank of America Corp.	78,423	1,326,917
BB&T Corp.	6,184	168,452
Comerica, Inc.	1,348	39,995
Fifth Third Bancorp	7,219	73,128
First Horizon National Corp.(1)	1,836	24,287
Huntington Bancshares, Inc.	6,057	28,528
KeyCorp	8,017	52,110
M&T Bank Corp.	736	45,868
Marshall & Ilsley Corp.	3,353	27,059
PNC Financial Services Group, Inc.	4,184	203,301
Regions Financial Corp.	10,789	67,000
SunTrust Banks, Inc.	4,525	102,039
U.S. Bancorp	17,332	378,878
Wells Fargo & Co.	42,346	1,193,310
Zions Bancorporation	1,157	20,791
		3,751,663
Banks: Savings, Thrift & Mortgage Lending — 0.1%
Hudson City Bancorp, Inc.	4,302	56,571
People’s United Financial, Inc.	2,932	45,622
		102,193
Beverage: Brewers & Distillers — 0.2%
Brown-Forman Corp., Class B	1,014	$48,895
Constellation Brands, Inc., Class A(1)	1,836	27,815
Molson Coors Brewing Co., Class B	1,433	69,759
		146,469
Beverage: Soft Drinks — 2.4%
Coca-Cola Enterprises, Inc.	2,839	60,783
Dr. Pepper Snapple Group, Inc.(1)	2,312	66,470
Pepsi Bottling Group, Inc.	1,318	48,028
PepsiCo, Inc.	14,125	828,572
The Coca-Cola Co.	21,001	1,127,754
		2,131,607
Biotechnology — 1.7%
Amgen, Inc.(1)	9,213	554,899
Baxter International, Inc.	5,466	311,617
Biogen Idec, Inc.(1)	2,663	134,535
Celgene Corp.(1)	4,162	232,656
Cephalon, Inc.(1)	600	34,944
Genzyme Corp.(1)	2,463	139,726
Life Technologies Corp.(1)	1,603	74,619
Millipore Corp.(1)	453	31,859
		1,514,855
Building Materials — 0.1%
Masco Corp.	3,265	42,184
Vulcan Materials Co.	1,140	61,640
		103,824
Cable Television Services — 0.8%
Comcast Corp., Class A	26,019	439,461
Scripps Networks Interactive, Inc., Class A	814	30,077
The DIRECTV Group, Inc.(1)	4,125	113,767
Time Warner Cable, Inc.	3,195	137,673
		720,978
Casinos & Gambling — 0.1%
International Game Technology	2,701	58,017
		58,017
Chemical: Diversified — 1.4%
Air Products & Chemicals, Inc.	1,906	147,867
Airgas, Inc.	700	33,859
E.I. du Pont de Nemours & Co.	8,195	263,387
Eastman Chemical Co.	662	35,443
Ecolab, Inc.	2,161	99,903
FMC Corp.	640	36,000
International Flavors & Fragrances, Inc.	662	25,110
Praxair, Inc.	2,785	227,507
Sigma-Aldrich Corp.	1,115	60,188
The Dow Chemical Co.	10,370	270,346
		1,199,610
Coal — 0.2%
CONSOL Energy, Inc.	1,640	73,980
Massey Energy Co.	767	21,392
Peabody Energy Corp.	2,431	90,482
		185,854
Commercial Services — 0.5%
Automatic Data Processing, Inc.	4,570	179,601
Cintas Corp.	1,125	34,099
Convergys Corp.(1)	1,132	11,252
Iron Mountain, Inc.(1)	1,659	44,229
Monster Worldwide, Inc.(1)	1,114	19,472
Paychex, Inc.	2,935	85,262
Robert Half International, Inc.	1,347	33,702
		407,617
Commercial Services: Rental & Leasing — 0.0%
Ryder System, Inc.	513	20,038
		20,038

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Commercial Vehicles & Parts — 0.1%
PACCAR, Inc.	3,301	124,481
		124,481
Communications Technology — 2.5%
Ciena Corp.(1)	800	13,024
Cisco Systems, Inc.(1)	52,278	1,230,624
Harris Corp.	1,212	45,571
JDS Uniphase Corp.(1)	2,019	14,355
Juniper Networks, Inc.(1)	4,767	128,804
QLogic Corp.(1)	1,024	17,613
QUALCOMM, Inc.	15,067	677,714
Tellabs, Inc.(1)	3,354	23,210
		2,150,915
Computer Services Software & Systems — 5.7%
Adobe Systems, Inc.(1)	4,767	157,502
Affiliated Computer Services, Inc., Class A(1)	800	43,336
Akamai Technologies, Inc.(1)	1,529	30,091
Autodesk, Inc.(1)	2,095	49,861
BMC Software, Inc.(1)	1,582	59,372
CA, Inc.	3,634	79,912
Citrix Systems, Inc.(1)	1,674	65,671
Cognizant Technology Solutions Corp., Class A(1)	2,666	103,068
Computer Sciences Corp.(1)	1,384	72,951
Compuware Corp.(1)	2,083	15,268
Google, Inc., Class A(1)	2,181	1,081,449
Intuit, Inc.(1)	2,971	84,674
McAfee, Inc.(1)	1,442	63,145
Microsoft Corp.	70,269	1,819,264
Novell, Inc.(1)	2,927	13,201
Oracle Corp.	35,406	737,861
Red Hat, Inc.(1)	1,700	46,988
Salesforce.com, Inc.(1)	995	56,645
Symantec Corp.(1)	7,409	122,026
Teradata Corp.(1)	1,568	43,151
VeriSign, Inc.(1)	1,638	38,804
Yahoo! Inc.(1)	10,836	192,989
		4,977,229
Computer Technology — 5.5%
Apple, Inc.(1)	8,120	1,505,204
Dell, Inc.(1)	15,608	238,178
EMC Corp.(1)	18,344	312,582
Hewlett-Packard Co.	21,493	1,014,685
International Business Machines Corp.	11,881	1,421,086
NetApp, Inc.(1)	3,067	81,828
NVIDIA Corp.(1)	4,987	74,955
SanDisk Corp.(1)	2,065	44,810
Sun Microsystems, Inc.(1)	6,844	62,212
Western Digital Corp.(1)	2,040	74,521
		4,830,061
Consumer Electronics — 0.0%
Harman International Industries, Inc.	631	21,378
		21,378
Consumer Lending — 0.0%
SLM Corp.(1)	4,253	37,086
		37,086
Consumer Services: Miscellaneous — 0.5%
eBay, Inc.(1)	10,185	240,468
H & R Block, Inc.	3,070	56,427
Western Union Co.	6,372	120,558
		417,453
Containers & Packaging — 0.2%
Ball Corp.	870	$42,804
Bemis Co., Inc.	1,003	25,988
Owens-Illinois, Inc.(1)	1,530	56,457
Pactiv Corp.(1)	1,193	31,078
Sealed Air Corp.	1,456	28,581
		184,908
Copper — 0.3%
Freeport-McMoran Copper & Gold, Inc., Class B	3,735	256,258
		256,258
Cosmetics — 0.2%
Avon Products, Inc.	3,871	131,459
Estee Lauder Companies, Inc., Class A	1,077	39,935
		171,394
Diversified Financial Services — 4.7%
Ameriprise Financial, Inc.	2,315	84,104
Bank of New York Mellon Corp.	10,909	316,252
Capital One Financial Corp.	4,125	147,386
Citigroup, Inc.	118,240	572,281
JPMorgan Chase & Co.	35,645	1,561,964
Leucadia National Corp.(1)	1,730	42,766
Marsh & McLennan Companies, Inc.	4,642	114,797
MBIA, Inc.(1)	1,472	11,423
Morgan Stanley	12,323	380,534
The Goldman Sachs Group, Inc.	4,634	854,278
		4,085,785
Diversified Manufacturing Operations — 3.2%
3M Co.	6,331	467,228
Danaher Corp.	2,359	158,808
Dover Corp.	1,669	64,691
Eaton Corp.	1,503	85,055
General Electric Co.	96,320	1,581,574
Honeywell International, Inc.	6,822	253,437
Illinois Tool Works, Inc.	3,500	149,485
ITT Corp.	1,648	85,943
		2,846,221
Diversified Media — 0.6%
News Corp., Class A	20,306	243,469
Time Warner, Inc.	10,750	309,385
		552,854
Diversified Retail — 4.4%
Abercrombie & Fitch Co., Class A	786	25,844
Amazon.com, Inc.(1)	3,015	281,480
AutoNation, Inc.(1)	861	15,567
AutoZone, Inc.(1)	295	43,135
Bed, Bath & Beyond, Inc.(1)	2,382	89,420
Best Buy Co., Inc.	3,102	116,387
Big Lots, Inc.(1)	695	17,389
Costco Wholesale Corp.	3,951	223,073
Family Dollar Stores, Inc.	1,200	31,680
Fastenal Co.	1,213	46,943
GameStop Corp., Class A(1)	1,514	40,076
Genuine Parts Co.	1,469	55,910
J.C. Penney Co., Inc.	2,144	72,360
Kohl’s Corp.(1)	2,775	158,314
Limited Brands, Inc.	2,414	41,014
Lowe’s Companies, Inc.	13,404	280,680
Macy’s, Inc.	3,825	69,959
Nordstrom, Inc.	1,497	45,718
O’Reilly Automotive, Inc.(1)	1,214	43,874
Office Depot, Inc.(1)	2,474	16,378
RadioShack Corp.	1,065	17,647
Sears Holdings Corp.(1)	463	30,238
Staples, Inc.	6,564	152,416
Target Corp.	6,817	318,218

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
The Gap, Inc.	4,376	$93,646
The Home Depot, Inc.	15,456	411,748
The TJX Companies, Inc.	3,851	143,065
Wal-Mart Stores, Inc.	19,668	965,502
		3,847,681
Drug & Grocery Store Chains — 1.2%
CVS Caremark Corp.	13,097	468,087
Safeway, Inc.	3,619	71,367
SUPERVALU, Inc.	1,902	28,644
The Kroger Co.	5,891	121,590
Walgreen Co.	9,003	337,342
Whole Foods Market, Inc.(1)	1,258	38,357
		1,065,387
Education Services — 0.1%
Apollo Group, Inc., Class A(1)	1,165	85,826
DeVry, Inc.	500	27,660
		113,486
Electronic Components — 0.3%
Amphenol Corp., Class A	1,561	58,819
Corning, Inc.	14,101	215,886
Molex, Inc.	1,188	24,805
		299,510
Electronic Entertainment — 0.1%
Electronic Arts, Inc.(1)	2,953	56,255
		56,255
Electronics — 0.0%
FLIR Systems, Inc.(1)	1,397	39,074
		39,074
Engineering & Contracting Services — 0.2%
Fluor Corp.	1,642	83,496
Jacobs Engineering Group, Inc.(1)	1,134	52,107
Quanta Services, Inc.(1)	1,814	40,144
		175,747
Entertainment — 0.7%
The Walt Disney Co.	16,852	462,756
Viacom, Inc., Class B(1)	5,505	154,360
		617,116
Fertilizers — 0.5%
CF Industries Holdings, Inc.	434	37,424
Monsanto Co.	4,952	383,285
		420,709
Financial Data & Systems — 1.0%
American Express Co.	10,780	365,442
Discover Financial Services	4,867	78,991
Equifax, Inc.	1,067	31,092
Fidelity National Information Services, Inc.	1,758	44,847
Fiserv, Inc.(1)	1,389	66,950
MasterCard, Inc., Class A	871	176,073
Moody’s Corp.	1,791	36,644
The Dun & Bradstreet Corp.	417	31,408
Total System Services, Inc.	1,683	27,113
		858,560
Foods — 1.6%
Campbell Soup Co.	1,733	56,531
ConAgra Foods, Inc.	3,777	81,885
Dean Foods Co.(1)	1,666	29,638
General Mills, Inc.	2,955	190,243
H.J. Heinz Co.	2,807	111,578
Hormel Foods Corp.	600	21,312
Kellogg Co.	2,331	114,755
Kraft Foods, Inc., Class A	13,364	351,072
McCormick & Co., Inc.	1,309	44,428
Sara Lee Corp.	6,331	70,527
Sysco Corp.	5,373	133,519
The Hershey Co.	1,542	59,922
The J.M. Smucker Co.	1,086	57,569
Tyson Foods, Inc., Class A	2,693	34,013
		1,356,992
Forest Products — 0.1%
Weyerhaeuser Co.	1,920	70,368
		70,368
Forms And Bulk Printing Services — 0.0%
R.R. Donnelley & Sons Co.	1,867	39,692
		39,692
Fruit & Grain Processing — 0.2%
Archer-Daniels-Midland Co.	5,823	170,148
		170,148
Gas Pipeline — 0.4%
El Paso Corp.	6,219	64,180
EQT Corp.	1,190	50,694
Spectra Energy Corp.	5,851	110,818
Williams Companies, Inc.	5,285	94,443
		320,135
Gold — 0.2%
Newmont Mining Corp.	4,442	195,537
		195,537
Health Care Facilities — 0.1%
DaVita, Inc.(1)	900	50,976
Tenet Healthcare Corp.(1)	3,952	23,238
		74,214
Health Care Management Services — 0.8%
Aetna, Inc.	3,915	108,954
CIGNA Corp.	2,477	69,579
Coventry Health Care, Inc.(1)	1,363	27,205
Humana, Inc.(1)	1,549	57,778
UnitedHealth Group, Inc.	10,669	267,152
WellPoint, Inc.(1)	4,297	203,506
		734,174
Health Care Services — 0.7%
Express Scripts, Inc.(1)	2,495	193,562
IMS Health, Inc.	1,688	25,911
McKesson Corp.	2,407	143,337
Medco Health Solutions, Inc.(1)	4,303	237,999
		600,809
Home Building — 0.1%
D.R. Horton, Inc.	2,518	28,730
KB HOME	636	10,564
Lennar Corp., Class A	1,371	19,537
Pulte Homes, Inc.	2,848	31,300
		90,131
Hotel/Motel — 0.2%
Marriott International, Inc., Class A	2,298	63,402
Starwood Hotels & Resorts Worldwide, Inc.	1,700	56,151
Wyndham Worldwide Corp.	1,627	26,552
Wynn Resorts Ltd.(1)	628	44,519
		190,624
Household Appliances — 0.1%
Whirlpool Corp.	674	47,153
		47,153
Household Equipment & Products — 0.2%
Black & Decker Corp.	552	25,552
Fortune Brands, Inc.	1,365	58,668
Newell Rubbermaid, Inc.	2,526	39,633
Snap-On, Inc.	511	17,762
The Stanley Works	718	30,651
		172,266

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Household Furnishings — 0.0%
Leggett & Platt, Inc.	1,433	$27,800
		27,800
Insurance: Life — 0.7%
AFLAC, Inc.	4,240	181,218
Lincoln National Corp.	2,743	71,071
Principal Financial Group, Inc.	2,894	79,267
Prudential Financial, Inc.	4,198	209,522
Torchmark Corp.	755	32,790
Unum Group	3,017	64,684
		638,552
Insurance: Multi-Line — 0.8%
American International Group, Inc.(1)	1,224	53,991
Aon Corp.	2,527	102,824
Assurant, Inc.	1,073	34,400
Genworth Financial, Inc., Class A	4,373	52,257
Loews Corp.	3,302	113,093
MetLife, Inc.	7,423	282,594
The Hartford Financial Services Group, Inc.	3,489	92,459
		731,618
Insurance: Property-Casualty — 0.9%
Cincinnati Financial Corp.	1,372	35,658
The Allstate Corp.	4,866	148,997
The Chubb Corp.	3,175	160,052
The Progressive Corp.(1)	6,059	100,458
The Travelers Companies, Inc.	5,168	254,421
XL Capital Ltd., Class A	3,106	54,231
		753,817
Leisure Time — 0.2%
Carnival Corp.	3,975	132,288
Expedia, Inc.(1)	1,911	45,768
		178,056
Luxury Items — 0.1%
Tiffany & Co.	1,120	43,154
		43,154
Machinery: Agricultural — 0.2%
Deere & Co.	3,840	164,813
		164,813
Machinery: Construction & Handling — 0.3%
Caterpillar, Inc.	5,636	289,296
		289,296
Machinery: Engines — 0.1%
Cummins, Inc.	1,833	82,137
		82,137
Medical & Dental Instruments & Supplies — 0.9%
Becton, Dickinson and Co.	2,089	145,708
Boston Scientific Corp.(1)	13,674	144,808
C.R. Bard, Inc.	944	74,208
DENTSPLY International, Inc.	1,362	47,043
Patterson Companies, Inc.(1)	800	21,800
St. Jude Medical, Inc.(1)	3,162	123,349
Stryker Corp.	2,563	116,437
Zimmer Holdings, Inc.(1)	1,913	102,250
		775,603
Medical Equipment — 0.8%
CareFusion Corp.(1)	1,518	33,092
Intuitive Surgical, Inc.(1)	349	91,525
Medtronic, Inc.	10,034	369,251
PerkinElmer, Inc.	998	19,202
Thermo Fisher Scientific, Inc.(1)	3,706	161,841
Varian Medical Systems, Inc.(1)	1,145	48,239
		723,150
Medical Services — 0.2%
Laboratory Corp. of America Holdings(1)	900	59,130
Quest Diagnostics, Inc.	1,376	71,813
		130,943
Metal Fabricating — 0.1%
Precision Castparts Corp.	1,274	129,782
		129,782
Metals & Minerals: Diversified — 0.0%
Titanium Metals Corp.	700	6,713
		6,713
Office Supplies & Equipment — 0.2%
Avery Dennison Corp.	1,031	37,126
Lexmark International Group, Inc., Class A(1)	768	16,543
Pitney Bowes, Inc.	1,889	46,942
Xerox Corp.	7,890	61,068
		161,679
Offshore Drilling & Other Services — 0.1%
Diamond Offshore Drilling, Inc.	631	60,273
ENSCO International, Inc.	1,273	54,154
		114,427
Oil Well Equipment & Services — 1.7%
Baker Hughes, Inc.	2,813	120,003
BJ Services Co.	2,623	50,965
Cameron International Corp.(1)	1,998	75,564
FMC Technologies, Inc.(1)	1,100	57,464
Halliburton Co.	8,178	221,787
Nabors Industries Ltd.(1)	2,581	53,943
National-Oilwell Varco, Inc.(1)	3,795	163,678
Rowan Companies, Inc.	1,040	23,993
Schlumberger Ltd.	10,856	647,018
Smith International, Inc.	2,006	57,572
		1,471,987
Oil: Crude Producers — 2.7%
Anadarko Petroleum Corp.	4,447	278,960
Apache Corp.	3,045	279,622
Cabot Oil & Gas Corp.	900	32,175
Chesapeake Energy Corp.	5,821	165,316
Denbury Resources, Inc.(1)	2,229	33,725
Devon Energy Corp.	4,024	270,936
EOG Resources, Inc.	2,287	190,987
Noble Energy, Inc.	1,575	103,887
Occidental Petroleum Corp.	7,351	576,319
Pioneer Natural Resources Co.	1,047	37,996
Range Resources Corp.	1,384	68,314
Southwestern Energy Co.(1)	3,129	133,546
XTO Energy, Inc.	5,264	217,509
		2,389,292
Oil: Integrated — 6.2%
Chevron Corp.	18,176	1,280,136
ConocoPhillips	13,445	607,176
Exxon Mobil Corp.	43,547	2,987,760
Hess Corp.	2,645	141,402
Marathon Oil Corp.	6,418	204,734
Murphy Oil Corp.	1,737	99,999
Sunoco, Inc.	1,080	30,726
Tesoro Corp.	1,200	17,976
Valero Energy Corp.	5,118	99,238
		5,469,147
Paints & Coatings — 0.2%
PPG Industries, Inc.	1,500	87,315
The Sherwin-Williams Co.	865	52,038
		139,353
Paper — 0.1%
International Paper Co.	3,926	87,275

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
MeadWestvaco Corp.	1,542	$34,402
		121,677
Personal Care — 2.5%
Clorox Co.	1,390	81,760
Colgate-Palmolive Co.	4,518	344,633
Kimberly-Clark Corp.	3,669	216,397
The Procter & Gamble Co.	26,450	1,531,984
		2,174,774
Pharmaceuticals — 7.4%
Abbott Laboratories	14,012	693,174
Allergan, Inc.	2,789	158,304
AmerisourceBergen Corp.	2,616	58,546
Bristol-Myers Squibb Co.	17,923	403,626
Cardinal Health, Inc.	3,283	87,984
Eli Lilly & Co.	9,169	302,852
Forest Laboratories, Inc.(1)	2,690	79,194
Gilead Sciences, Inc.(1)	8,201	382,003
Hospira, Inc.(1)	1,470	65,562
Johnson & Johnson	24,970	1,520,423
King Pharmaceuticals, Inc.(1)	2,108	22,703
Merck & Co., Inc.	19,115	604,607
Mylan, Inc.(1)	2,782	44,540
Pfizer, Inc.	61,166	1,012,297
Schering-Plough Corp.	14,809	418,354
Watson Pharmaceuticals, Inc.(1)	978	35,834
Wyeth	12,101	587,867
		6,477,870
Photography — 0.0%
Eastman Kodak Co.	2,430	11,615
		11,615
Producer Durables: Miscellaneous — 0.1%
W.W. Grainger, Inc.	544	48,612
		48,612
Production Technology Equipment — 0.3%
Applied Materials, Inc.	12,112	162,301
KLA-Tencor Corp.	1,529	54,830
Novellus Systems, Inc.(1)	777	16,301
Teradyne, Inc.(1)	1,656	15,318
		248,750
Publishing — 0.2%
Gannett Co., Inc.	2,149	26,884
Meredith Corp.	290	8,683
The McGraw-Hill Companies, Inc.	2,859	71,875
The New York Times Co., Class A	1,019	8,274
The Washington Post Co., Class B	58	27,149
		142,865
Radio & Tv Broadcasters — 0.1%
CBS Corp., Class B	6,157	74,192
		74,192
Railroads — 0.9%
Burlington Northern Santa Fe Corp.	2,377	189,756
CSX Corp.	3,557	148,896
Norfolk Southern Corp.	3,335	143,772
Union Pacific Corp.	4,574	266,893
		749,317
Real Estate — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,188	25,687
		25,687
Real Estate Investment Trusts — 1.1%
Apartment Investment & Management Co., Class A	1,061	15,650
AvalonBay Communities, Inc.	730	53,093
Boston Properties, Inc.	1,260	82,593
Equity Residential	2,490	76,443
HCP, Inc.	2,663	76,535
Health Care REIT, Inc.	1,075	44,741
Host Hotels & Resorts, Inc.	5,487	64,582
Kimco Realty Corp.	3,422	44,623
Plum Creek Timber Co., Inc.	1,489	45,623
ProLogis	4,022	47,942
Public Storage, Inc.	1,234	92,846
Simon Property Group, Inc.	2,585	179,477
Ventas, Inc.	1,426	54,901
Vornado Realty Trust	1,422	91,591
		970,640
Recreational Vehicles & Boats — 0.1%
Harley-Davidson, Inc.	2,131	49,013
		49,013
Restaurants — 1.0%
Darden Restaurants, Inc.	1,273	43,448
McDonald’s Corp.	9,810	559,857
Starbucks Corp.(1)	6,691	138,169
Yum! Brands, Inc.	4,253	143,581
		885,055
Scientific Instruments: Control & Filter — 0.3%
Flowserve Corp.	500	49,270
Pall Corp.	1,035	33,410
Parker Hannifin Corp.	1,435	74,390
Rockwell Automation, Inc.	1,293	55,082
Waters Corp.(1)	909	50,777
		262,929
Scientific Instruments: Electrical — 0.3%
Emerson Electric Co.	6,828	273,666
		273,666
Scientific Instruments: Gauges & Meters — 0.1%
Agilent Technologies, Inc.(1)	3,130	87,108
		87,108
Scientific Instruments: Pollution Control — 0.3%
Republic Services, Inc.	2,867	76,176
Stericycle, Inc.(1)	872	42,248
Waste Management, Inc.	4,473	133,385
		251,809
Securities Brokerage & Services — 0.6%
CME Group, Inc.	603	185,838
E*TRADE Financial Corp.(1)	8,545	14,954
IntercontinentalExchange, Inc.(1)	667	64,826
NYSE Euronext	2,361	68,209
The Charles Schwab Corp.	8,640	165,456
The NASDAQ OMX Group, Inc.(1)	1,303	27,428
		526,711
Semiconductors & Components — 2.1%
Advanced Micro Devices, Inc.(1)	5,145	29,121
Altera Corp.	2,512	51,521
Analog Devices, Inc.	2,660	73,363
Broadcom Corp., Class A(1)	3,922	120,366
Intel Corp.	50,745	993,080
Linear Technology Corp.	2,040	56,365
LSI Corp.(1)	5,882	32,292
MEMC Electronic Materials, Inc.(1)	2,037	33,875
Microchip Technology, Inc.	1,680	44,520
Micron Technology, Inc.(1)	7,681	62,984
National Semiconductor Corp.	2,185	31,180
Texas Instruments, Inc.	11,438	270,966
Xilinx, Inc.	2,339	54,780
		1,854,413
Steel — 0.3%
AK Steel Holding Corp.	1,010	19,927
Allegheny Technologies, Inc.	861	30,126

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

September 30, 2009 (unaudited)	Shares	Value
Nucor Corp.	2,861	$134,496
United States Steel Corp.	1,296	57,504
		242,053
Technology: Miscellaneous — 0.0%
Jabil Circuit, Inc.	1,688	22,636
		22,636
Telecommunications Equipment — 0.4%
American Tower Corp., Class A(1)	3,533	128,601
Motorola, Inc.	20,819	178,835
		307,436
Textiles Apparel & Shoes — 0.5%
Coach, Inc.	2,892	95,205
NIKE, Inc., Class B	3,534	228,650
Polo Ralph Lauren Corp.	533	40,838
VF Corp.	814	58,958
		423,651
Tobacco — 1.6%
Altria Group, Inc.	18,740	333,759
Lorillard, Inc.	1,614	119,920
Philip Morris International, Inc.	17,524	854,120
Reynolds American, Inc.	1,527	67,982
		1,375,781
Toys — 0.1%
Hasbro, Inc.	1,178	32,690
Mattel, Inc.	3,225	59,533
		92,223
Transportation Miscellaneous — 0.7%
Expeditors International of Washington, Inc.	1,800	63,270
United Parcel Service, Inc., Class B	9,016	509,134
		572,404
Truckers — 0.1%
C.H. Robinson Worldwide, Inc.	1,562	90,205
		90,205
Utilities: Electrical — 3.2%
Allegheny Energy, Inc.	1,551	41,132
Ameren Corp.	2,120	53,593
American Electric Power, Inc.	4,329	134,156
CMS Energy Corp.	1,914	25,648
Consolidated Edison, Inc.	2,507	102,636
Constellation Energy Group	1,821	58,946
Dominion Resources, Inc.	5,392	186,024
DTE Energy Co.	1,491	52,394
Duke Energy Corp.	11,723	184,520
Dynegy, Inc., Class A(1)	4,274	10,899
Edison International	2,903	97,483
Entergy Corp.	1,746	139,435
Exelon Corp.	5,975	296,479
FirstEnergy Corp.	2,767	126,507
FPL Group, Inc.	3,729	205,953
Northeast Utilities	1,500	35,610
Pepco Holdings, Inc.	2,018	30,028
PG&E Corp.	3,385	137,059
Pinnacle West Capital Corp.	856	28,094
PPL Corp.	3,424	103,884
Progress Energy, Inc.	2,777	108,470
Public Service Enterprise Group, Inc.	4,588	144,247
SCANA Corp.	1,000	34,900
Southern Co.	7,205	228,182
TECO Energy, Inc.	1,798	25,316
The AES Corp.(1)	6,052	89,691
Wisconsin Energy Corp.	1,225	55,333
Xcel Energy, Inc.	4,180	80,423
		2,817,042
Utilities: Gas Distributors — 0.3%
CenterPoint Energy, Inc.	3,529	43,866
Nicor, Inc.	382	13,977
NiSource, Inc.	2,509	34,850
Questar Corp.	1,582	59,420
Sempra Energy	2,226	110,877
		262,990
Utilities: Miscellaneous — 0.0%
Integrys Energy Group, Inc.	698	25,051
		25,051
Utilities: Telecommunications — 2.9%
AT&T, Inc.	53,458	1,443,901
CenturyTel, Inc.	2,707	90,955
Frontier Communications Corp.	2,871	21,647
MetroPCS Communications, Inc.(1)	2,421	22,661
Qwest Communications International, Inc.	13,481	51,363
Sprint Nextel Corp.(1)	26,099	103,091
Verizon Communications, Inc.	25,728	778,786
Windstream Corp.	4,007	40,591
		2,552,995
Total Common Stocks (Cost $95,494,892)		84,607,056

	Principal Amount
U.S. Government Securities — 0.5%
U.S. Treasury Bills — 0.2%
United States Treasury Bill
0.265% due 11/19/2009(2)	$120,000	119,957
0.33% due 10/1/2009(2)	65,000	65,000
		184,957
U.S. Treasury Notes — 0.3%
U.S. Treasury Notes
1.00% due 7/31/2011 -8/31/2011(2)	274,000	274,489
3.125% due 5/15/2019(2)	10,000	9,840
		284,329
Total U.S. Government Securities (Cost $468,984)		469,286
Repurchase Agreements — 2.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.01% dated 9/30/2009, maturity value of $2,552,001, due 10/1/2009(3)	2,552,000	2,552,000
Total Repurchase Agreements (Cost $2,552,000)		2,552,000
Total Investments — 100.0% (Cost $98,515,876)		87,628,342
Other Liabilities, Net — 0.0%		(21,224)
Total Net Assets — 100.0%		$87,607,118

(1)	Non-income producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Value
FHLMC	4.375%	7/17/2015	$2,608,200

See accompanying notes to Schedule of Investments.

Schedule of Investments — RS S&P 500 Index Fund (continued)

The table below presents futures contracts as of September 30, 2009.

Description	Number of Contracts	Expiration	Face Value (000s)	Unrealized Appreciation
Purchased Futures Contracts
S&P 500 Index	55	12/18/2009	$2,895	$49,732

ADR— American Depositary Receipt.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments. For more information on valuation inputs, please refer to the Fair Value Measurements section of the accompanying Notes to Schedule of Investments.

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$84,607,056	$—	$—	$84,607,056
U.S. Government Securities	—	469,286	—	469,286
Repurchase Agreements	—	2,552,000	—	2,552,000

Other Financial Instruments
Financial Futures Contracts	49,732	—	—	49,732
Total	$84,656,788	$3,021,286	$—	$87,678,074

See accompanying notes to Schedule of Investments.

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments (excluding foreign currency related transactions) for federal income tax purposes at September 30, 2009, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Partners Fund	$1,570,370,551	$71,980,650	$243,533,174	$(171,552,524)
RS Value Fund	1,642,294,772	55,570,750	273,032,961	(217,462,211)
RS Large Cap Alpha Fund	667,508,629	137,721,597	140,166,994	(2,445,397)
RS Investors Fund	14,096,442	(167,331)	1,752,574	(1,919,905)
RS Global Natural Resources Fund	741,043,148	291,430,816	314,684,363	(23,253,547)
RS Small Cap Growth Fund	273,195,310	62,063,407	71,600,044	(9,536,637)
RS Smaller Company Growth Fund	53,066,983	14,227,671	15,669,539	(1,441,868)
RS Select Growth Fund	50,902,688	10,992,982	11,702,002	(709,020)
RS Mid Cap Growth Fund	52,945,532	8,266,372	8,743,752	(477,380)
RS Growth Fund	94,202,015	13,388,946	14,538,068	(1,149,122)
RS Technology Fund	127,387,714	26,433,223	29,830,646	(3,397,423)
RS Small Cap Equity Fund	85,139,668	21,175,866	22,095,853	(919,987)
RS International Growth Fund	46,746,608	5,856,506	10,876,589	(5,020,083)
RS Emerging Markets Fund	750,648,243	216,368,773	223,654,515	(7,285,742)
RS Investment Quality Bond Fund	169,636,355	3,350,020	5,929,533	(2,579,513)
RS Low Duration Bond Fund	182,694,952	2,543,065	2,723,879	(180,814)
RS High Yield Bond Fund	96,978,885	1,304,684	5,496,415	(4,191,731)
RS Tax-Exempt Fund	180,804,601	15,049,256	15,063,237	(13,981)
RS Money Market Fund	529,646,643	—	—	—
RS S&P 500 Index Fund	98,848,437	(11,220,095)	16,050,140	(27,270,235)

Restricted and Illiquid Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the guidelines and procedures adopted by the Trust’s Board of Trustees.

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940. A summary of the Funds with transactions in the securities of affiliated issuers for the nine-month period ended September 30, 2009, is listed below:

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	ACI Worldwide, Inc.	3,801,323		516,337	731,893	3,585,767	$—	$54,252,655
	AP Alternative Assets, L.P.	4,831,903		—	—	4,831,903	—		*
	Century Aluminum Co.	2,657,823		—	2,657,823	—	—	—
	Coinstar, Inc.	1,444,434		492,900	972,610	964,724	—		*
	Euronet Worldwide, Inc.	2,877,520		234,048	1,230,400	1,881,168	—		*
	Iconix Brand Group, Inc.	3,735,949		—	1,728,380	2,007,569	—		*
	MoneyGram International, Inc.	8,961,217		—	1,068,865	7,892,352	—	24,781,985
	Solutia, Inc.	4,631,696	**	945,730	5,577,426	—		—
	The Cooper Cos., Inc.	2,372,728		902,000	2,159,897	1,114,831	88,472		*

								$79,034,640

RS Value Fund	Sunrise Senior Living, Inc.	3,712,784		—	3,712,784	—	$—	$—

								$—

RS Global Natural Resources Fund	Century Aluminum Co.	2,644,752		—	2,644,752	—	$—	$—

								$—

*	Issuer was not an affiliated issuer at September 30, 2009.
**	Issuer was not an affiliated issuer at December 31, 2008.

Fair Value Measurements

In accordance with Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•

Level 2 — inputs other than unadjusted quoted prices that are observable either directly or indirectly (including adjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in, to or out of an investment’s assigned level within the hierarchy.

In determining a security’s placement within the hierarchy, the Trust separates the Funds’ investment portfolios into two categories: investments and financial instruments (e.g. futures).

Investments. Investments whose values are based on quoted market prices in active markets, and are therefore classified within level 1, include active listed equities, and certain fixed income securities. The Trust does not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities.

Investments classified within level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among other things, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Trust in estimating the value of level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Financial Instruments. Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within level 1 or level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within level 2.

Derivative Instruments and Hedging Activities

The Funds adopted FASB Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”), effective January 1, 2009. FAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities.

The following is a summary of the fair valuation of the Funds’ derivative instruments categorized by risk exposure at September 30, 2009. Please see the Funds’ prospectus for information on the Funds’ policy regarding the objectives and strategies for using financial futures contracts.

Derivative Instrument Type	RS S&P 500 Index Fund
Financial Futures Contracts	$49,732

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies, please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 20, 2009

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: November 20, 2009